UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:       February 28, 2007

Date of reporting period:      August 31, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Fixed Income Portfolio ....................................    36
   Diversified Stock Portfolio ...........................................    57
   Money Market Portfolio ................................................   109

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   112
   Statements of Operations ..............................................   113
   Statements of Changes in Net Assets ...................................   114
   Financial Highlights ..................................................   115

Notes to Financial Statements ............................................   116
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   120
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   127
--------------------------------------------------------------------------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 21.71%

AGRICULTURAL SERVICES - 0.04%
$       150,000    BUNGE LIMITED FINANCE CORPORATION                                      5.10%       07/15/2015    $       137,972
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.14%
        550,000    CREDIT SUISSE USA INCORPORATED                                         4.63        01/15/2008            545,337
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.03%
         65,000    KOHL'S CORPORATION                                                     6.00        01/15/2033             61,862
         65,000    LIMITED BRANDS                                                         5.25        11/01/2014             60,773

                                                                                                                            122,635
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
        100,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 5.88        03/15/2011            100,411
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
        125,000    CENTEX CORPORATION                                                     4.55        11/01/2010            119,165
         65,000    CENTEX CORPORATION                                                     5.25        06/15/2015             60,281
        100,000    DR HORTON INCORPORATED                                                 5.38        06/15/2012             95,013
         65,000    DR HORTON INCORPORATED                                                 5.25        02/15/2015             59,034
        100,000    LENNAR CORPORATION                                                     5.13        10/01/2010             97,112
         65,000    LENNAR CORPORATION SERIES B                                            5.60        05/31/2015             61,302
         65,000    MDC HOLDINGS INCORPORATED                                              5.38        07/01/2015             58,605
        125,000    PULTE HOMES INCORPORATED                                               5.25        01/15/2014            117,451
         65,000    PULTE HOMES INCORPORATED                                               6.00        02/15/2035             58,428
         65,000    TOLL BROTHERS FINANCE CORPORATION                                      5.15        05/15/2015             57,728

                                                                                                                            784,119
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.16%
        180,000    CRH AMERICA INCORPORATED                                               5.30        10/15/2013            173,576
        180,000    HOME DEPOT INCORPORATED                                                4.63        08/15/2010            176,218
        100,000    HOME DEPOT INCORPORATED                                                5.20        03/01/2011             99,881
        180,000    HOME DEPOT INCORPORATED                                                5.40        03/01/2016            178,289

                                                                                                                            627,964
                                                                                                                    ---------------

BUSINESS SERVICES - 0.35%
        180,000    ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                           6.50        08/01/2013            180,795
        250,000    FIRST DATA CORPORATION                                                 4.50        06/15/2010            242,852
        925,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.00        06/15/2012            955,954

                                                                                                                          1,379,601
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 0.81%
        150,000    ABBOTT LABORATORIES                                                    5.60        05/15/2011            152,020
        150,000    ABBOTT LABORATORIES                                                    5.88        05/15/2016            154,054
        300,000    BRISTOL-MYERS SQUIBB COMPANY                                           5.75        10/01/2011            303,926
        100,000    DOW CHEMICAL COMPANY                                                   6.00        10/01/2012            102,796
        100,000    DOW CHEMICAL COMPANY                                                   7.38        11/01/2029            115,007
        180,000    EI DU PONT DE NEMOURS & COMPANY                                        6.88        10/15/2009            188,683
         65,000    EI DU PONT DE NEMOURS & COMPANY                                        4.88        04/30/2014             62,460
        200,000    ELI LILLY & COMPANY                                                    2.90        03/15/2008            193,156
        125,000    GENENTECH INCORPORATED                                                 4.40        07/15/2010            121,526
         75,000    ICI WILMINGTON INCORPORATED                                            4.38        12/01/2008             73,135

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$        65,000    LUBRIZOL CORPORATION                                                   5.50%       10/01/2014    $        63,144
         65,000    MERCK & COMPANY INCORPORATED                                           5.95        12/01/2028             65,332
        300,000    PFIZER INCORPORATED                                                    4.50        02/15/2014            289,417
        150,000    PRAXAIR INCORPORATED                                                   6.38        04/01/2012            156,915
        150,000    PROCTER & GAMBLE COMPANY                                               6.88        09/15/2009            157,092
        100,000    PROCTER & GAMBLE COMPANY                                               5.80        08/15/2034            101,667
         75,000    ROHM & HAAS COMPANY                                                    7.85        07/15/2029             90,953
        120,000    SCHERING-PLOUGH CORPORATION                                            6.50        12/01/2033            130,317
        300,000    WYETH                                                                  6.95        03/15/2011            317,949
        180,000    WYETH                                                                  5.50        02/15/2016            178,297
        125,000    WYETH                                                                  6.00        02/15/2036            124,140

                                                                                                                          3,141,986
                                                                                                                    ---------------

COMMUNICATIONS - 2.79%
         75,000    ALLTEL CORPORATION                                                     7.88        07/01/2032             85,459
         65,000    AMERICA MOVIL SA DE CV                                                 6.38        03/01/2035             62,106
        300,000    AT&T CORPORATION                                                       8.00        11/15/2031            358,418
        300,000    AT&T INCORPORATED                                                      4.13        09/15/2009            289,549
        300,000    AT&T INCORPORATED                                                      6.25        03/15/2011            308,260
        325,000    AT&T INCORPORATED                                                      5.10        09/15/2014            309,940
        325,000    BELLSOUTH CORPORATION                                                  4.20        09/15/2009            314,174
        325,000    BELLSOUTH CORPORATION                                                  5.20        09/15/2014            309,997
        180,000    BELLSOUTH CORPORATION                                                  6.55        06/15/2034            175,972
        180,000    BELLSOUTH CORPORATION                                                  6.00        11/15/2034            165,210
        180,000    BRITISH TELEPHONE PLC                                                  8.13        12/15/2010            200,777
        180,000    CBS CORPORATION                                                        4.63        05/15/2018            154,679
        100,000    CENTURYTEL INCORPORATED                                                5.00        02/15/2015             90,482
        150,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                              4.63        01/15/2008            147,951
        180,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                              5.50        09/15/2014            166,534
        200,000    COMCAST CORPORATION                                                    5.45        11/15/2010            199,664
        300,000    COMCAST CORPORATION                                                    5.30        01/15/2014            289,513
        225,000    COMCAST CORPORATION                                                    5.90        03/15/2016            223,043
        100,000    COMCAST CORPORATION                                                    4.95        06/15/2016             92,233
        200,000    COMCAST CORPORATION                                                    6.50        11/15/2035            197,196
        100,000    COMCAST CORPORATION                                                    6.45        03/15/2037             98,064
        180,000    COX COMMUNICATIONS INCORPORATED                                        4.63        01/15/2010            174,375
        180,000    COX COMMUNICATIONS INCORPORATED                                        5.45        12/15/2014            171,233
        100,000    EMBARQ CORPORATION                                                     6.74        06/01/2013            102,027
        350,000    EMBARQ CORPORATION                                                     7.08        06/01/2016            357,118
        120,000    MOTOROLA INCORPORATED                                                  7.63        11/15/2010            130,102
        360,000    NEW CINGULAR WIRELESS SERVICES INCORPORATED                            7.88        03/01/2011            392,790
        225,000    NEW CINGULAR WIRELESS SERVICES INCORPORATED                            8.75        03/01/2031            284,385
         65,000    REED ELSEVIER CAPITAL INCORPORATED                                     4.63        06/15/2012             61,659
        275,000    SPRINT CAPITAL CORPORATION                                             6.13        11/15/2008            278,652
        300,000    SPRINT CAPITAL CORPORATION                                             8.38        03/15/2012            335,273
        180,000    SPRINT CAPITAL CORPORATION                                             6.90        05/01/2019            186,897
        225,000    SPRINT CAPITAL CORPORATION                                             8.75        03/15/2032            272,828
        415,000    TELECOM ITALIA CAPITAL SA                                              5.25        11/15/2013            395,344

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$       100,000    TIME WARNER ENTERTAINMENT COMPANY LP                                   7.25%       09/01/2008    $       103,251
        150,000    TIME WARNER ENTERTAINMENT COMPANY LP                                   8.38        07/15/2033            172,021
        360,000    TIME WARNER INCORPORATED                                               6.88        05/01/2012            376,926
        325,000    TIME WARNER INCORPORATED                                               7.63        04/15/2031            351,948
        500,000    VERIZON GLOBAL FUNDING CORPORATION                                     7.25        12/01/2010            533,520
        325,000    VERIZON GLOBAL FUNDING CORPORATION                                     4.90        09/15/2015            304,221
        350,000    VERIZON GLOBAL FUNDING CORPORATION                                     7.75        12/01/2030            393,325
        100,000    VERIZON GLOBAL FUNDING CORPORATION                                     5.85        09/15/2035             92,071
        300,000    VERIZON NEW JERSEY INCORPORATED SERIES A                               5.88        01/17/2012            300,412
        180,000    VIACOM INCORPORATED++                                                  5.75        04/30/2011            178,519
        180,000    VIACOM INCORPORATED++                                                  6.25        04/30/2016            177,666
        180,000    VIACOM INCORPORATED++                                                  6.88        04/30/2036            176,564
        300,000    VODAFONE GROUP PLC                                                     7.75        02/15/2010            320,763

                                                                                                                         10,863,111
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 3.71%
        150,000    ABBEY NATIONAL CAPITAL TRUST I+/-                                      8.96        12/31/2049            192,936
        180,000    BAC CAPITAL TRUST V                                                    5.63        03/08/2035            165,114
        525,000    BANK OF AMERICA CORPORATION                                            6.63        10/15/2007            530,740
        800,000    BANK OF AMERICA CORPORATION                                            3.38        02/17/2009            767,321
      1,250,000    BANK OF AMERICA CORPORATION                                            4.50        08/01/2010          1,218,186
        250,000    BANK OF AMERICA CORPORATION                                            4.75        08/01/2015            238,096
        450,000    BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                       4.95        01/14/2011            444,670
        500,000    BANK OF TOKYO-MITSUBISHI UFJ LIMITED NEW YORK                          7.40        06/15/2011            538,538
        240,000    BANK ONE CORPORATION                                                   7.63        10/15/2026            280,510
        250,000    BB&T CORPORATION                                                       5.20        12/23/2015            244,134
        700,000    CITIGROUP INCORPORATED                                                 3.50        02/01/2008            683,329
        625,000    CITIGROUP INCORPORATED                                                 6.50        01/18/2011            654,292
        900,000    CITIGROUP INCORPORATED                                                 5.00        09/15/2014            870,778
        100,000    DEUTSCHE BANK FINANCIAL LLC                                            5.38        03/02/2015             98,494
        200,000    HSBC BANK USA NA NEW YORK                                              4.63        04/01/2014            189,495
        225,000    HSBC BANK USA NA NEW YORK SERIES BKNT                                  5.63        08/15/2035            212,586
        825,000    JPMORGAN CHASE & COMPANY                                               3.50        03/15/2009            792,042
        600,000    JPMORGAN CHASE & COMPANY                                               5.60        06/01/2011            606,443
        350,000    KEYBANK NA                                                             5.80        07/01/2014            354,866
        200,000    MELLON FUNDING CORPORATION                                             5.00        12/01/2014            193,687
        360,000    NATIONAL CITY CORPORATION                                              4.90        01/15/2015            343,683
        450,000    PNC FUNDING CORPORATION                                                5.13        12/14/2010            446,769
        150,000    SUNTRUST BANK                                                          5.00        09/01/2015            144,320
        200,000    UBS AG STAMFORD CT                                                     5.88        07/15/2016            204,379
        360,000    UBS PREFERRED FUNDING TRUST I+/-                                       8.62        12/31/2049            399,313
        200,000    UNION BANK OF CALIFORNIA SERIES BKNT                                   5.95        05/11/2016            204,753
        275,000    US BANK NA SERIES BKNT                                                 4.95        10/30/2014            265,822
        725,000    WACHOVIA BANK NATIONAL SERIES BKNT                                     4.38        08/15/2008            713,476
        300,000    WACHOVIA CORPORATION                                                   5.25        08/01/2014            294,522
        180,000    WACHOVIA CORPORATION                                                   5.50        08/01/2035            167,705
        325,000    WASHINGTON MUTUAL INCORPORATED                                         4.00        01/15/2009            315,557
        325,000    WASHINGTON MUTUAL INCORPORATED                                         5.25        09/15/2017            310,074

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$       900,000    WELLS FARGO & COMPANY+++                                               4.20%       01/15/2010    $       872,075
        500,000    WELLS FARGO BANK NA+++                                                 4.75        02/09/2015            475,541

                                                                                                                         14,434,246
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.03%
        120,000    YUM! BRANDS INCORPORATED                                               8.88        04/15/2011            135,239
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.76%
         75,000    AMEREN UE                                                              5.40        02/01/2016             73,477
        100,000    AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                  5.38        03/15/2010             99,815
         65,000    APPALACHIAN POWER COMPANY SERIES L                                     5.80        10/01/2035             60,460
        100,000    ATMOS ENERGY CORPORATION                                               4.95        10/15/2014             93,935
        180,000    CAROLINA POWER & LIGHT COMPANY                                         5.25        12/15/2015            175,715
        100,000    CENTERPOINT ENERGY HOUSTON SERIES J2                                   5.70        03/15/2013            100,101
         65,000    COMMONWEALTH EDISON COMPANY SERIES 100                                 5.88        02/01/2033             61,799
        180,000    CONSOLIDATED EDISON COMPANY OF NEW YORK                                4.88        02/01/2013            174,639
        100,000    CONSOLIDATED NATURAL GAS COMPANY SERIES A                              5.00        12/01/2014             94,305
        200,000    CONSTELLATION ENERGY GROUP INCORPORATED                                7.00        04/01/2012            212,023
        125,000    DOMINION RESOURCES INCORPORATED SERIES B                               5.95        06/15/2035            118,446
        100,000    DOMINION RESOURCES INCORPORATED VA                                     4.75        12/15/2010             96,973
        180,000    DOMINION RESOURCES INCORPORATED VA                                     5.70        09/17/2012            180,332
        150,000    DTE ENERGY COMPANY                                                     7.05        06/01/2011            158,011
        125,000    DUKE CAPITAL LLC                                                       5.67        08/15/2014            122,162
        100,000    DUKE CAPITAL LLC                                                       8.00        10/01/2019            114,209
         75,000    DUKE ENERGY CORPORATION                                                6.45        10/15/2032             78,120
        120,000    DUKE ENERGY FIELD SERVICES LLC                                         7.88        08/16/2010            129,524
        125,000    EXELON CORPORATION                                                     4.90        06/15/2015            117,002
         65,000    EXELON CORPORATION                                                     5.63        06/15/2035             59,535
        150,000    EXELON GENERATION COMPANY LLC                                          6.95        06/15/2011            158,346
        150,000    FIRST ENERGY CORPORATION SERIES B                                      6.45        11/15/2011            155,571
        180,000    FIRST ENERGY CORPORATION SERIES C                                      7.38        11/15/2031            203,558
        150,000    FLORIDA POWER & LIGHT COMPANY                                          5.63        04/01/2034            145,440
        100,000    FLORIDA POWER CORPORATION                                              4.80        03/01/2013             96,218
        100,000    JERSEY CENTRAL POWER & LIGHT                                           5.63        05/01/2016             98,850
        125,000    KEYSPAN CORPORATION                                                    5.80        04/01/2035            117,468
        180,000    MIDAMERICAN ENERGY HOLDINGS                                            5.88        10/01/2012            182,500
        250,000    MIDAMERICAN ENERGY HOLDINGS++                                          6.13        04/01/2036            246,858
        180,000    NISOURCE FINANCE CORPORATION                                           5.25        09/15/2017            165,809
         65,000    NISOURCE FINANCE CORPORATION                                           5.45        09/15/2020             59,664
         65,000    ONEOK INCORPORATED                                                     5.20        06/15/2015             61,144
        125,000    PACIFIC GAS & ELECTRIC COMPANY                                         4.80        03/01/2014            119,533
        200,000    PACIFIC GAS & ELECTRIC COMPANY                                         6.05        03/01/2034            197,674
         75,000    PECO ENERGY COMPANY                                                    3.50        05/01/2008             72,796
        180,000    PROGRESS ENERGY INCORPORATED                                           7.10        03/01/2011            192,024
        120,000    PROGRESS ENERGY INCORPORATED                                           7.75        03/01/2031            141,098
        150,000    PSEG POWER LLC                                                         7.75        04/15/2011            162,277
         75,000    PSEG POWER LLC                                                         8.63        04/15/2031             96,114
        150,000    PUBLIC SERVICE COMPANY OF COLORADO                                     7.88        10/01/2012            168,715
        100,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                         5.00        01/15/2016             95,802

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       180,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                         5.35%       07/15/2035    $       164,992
         75,000    SOUTHERN CALIFORNIA GAS COMPANY                                        5.75        11/15/2035             74,177
        250,000    SOUTHERN POWER COMPANY SERIES D                                        4.88        07/15/2015            234,452
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          6.38        05/01/2012             77,072
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          7.00        05/01/2032             81,648
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          7.25        01/15/2033             83,908
        150,000    TXU ENERGY COMPANY LLC                                                 7.00        03/15/2013            156,511
        100,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             4.75        03/01/2013             95,215
        180,000    WASTE MANAGEMENT INCORPORATED                                          6.50        11/15/2008            184,490
         65,000    WASTE MANAGEMENT INCORPORATED                                          5.00        03/15/2014             62,456
        150,000    WASTE MANAGEMENT INCORPORATED                                          7.75        05/15/2032            178,355
        100,000    WISCONSIN ELECTRIC POWER                                               5.63        05/15/2033             96,213
        100,000    XCEL ENERGY INCORPORATED                                               7.00        12/01/2010            105,577

                                                                                                                          6,853,108
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.13%
        275,000    CISCO SYSTEMS INCORPORATED                                             5.50        02/22/2016            273,791
        100,000    EMERSON ELECTRIC COMPANY                                               4.75        10/15/2015             95,159
        120,000    MOTOROLA INCORPORATED                                                  7.50        05/15/2025            136,992

                                                                                                                            505,942
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.05%
         75,000    HEALTHCARE REALTY TRUST INCORPORATED                                   8.13        05/01/2011             81,439
        100,000    QUEST DIAGNOSTICS INCORPORATED                                         5.13        11/01/2010             98,617

                                                                                                                            180,056
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
        200,000    FORTUNE BRANDS INCORPORATED                                            5.38        01/15/2016            190,307
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.91%
        100,000    ALTRIA GROUP INCORPORATED                                              5.63        11/04/2008            100,552
        150,000    ALTRIA GROUP INCORPORATED                                              7.00        11/04/2013            163,182
        180,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                  4.38        01/15/2013            170,286
        250,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                  5.75        04/01/2036            247,529
        200,000    ARCHER-DANIELS-MIDLAND COMPANY                                         5.38        09/15/2035            186,803
        100,000    BOTTLING GROUP LLC                                                     4.63        11/15/2012             96,346
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                     4.38        09/15/2009            176,214
        120,000    COCA-COLA ENTERPRISES INCORPORATED                                     8.50        02/01/2022            151,533
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                     6.75        09/15/2028            196,609
        150,000    CONAGRA FOODS INCORPORATED                                             6.75        09/15/2011            157,663
        120,000    CONAGRA FOODS INCORPORATED                                             8.25        09/15/2030            145,692
        225,000    GENERAL MILLS INCORPORATED                                             6.00        02/15/2012            230,326
        225,000    HJ HEINZ FINANCE COMPANY                                               6.63        07/15/2011            233,800
        250,000    KELLOGG COMPANY                                                        2.88        06/01/2008            239,880
        125,000    KRAFT FOODS INCORPORATED                                               4.13        11/12/2009            120,706
        275,000    KRAFT FOODS INCORPORATED                                               5.63        11/01/2011            276,747
         75,000    KRAFT FOODS INCORPORATED                                               6.50        11/01/2031             79,526
        100,000    PEPSI BOTTLING GROUP INCORPORATED SERIES B                             7.00        03/01/2029            113,329
        250,000    SARA LEE CORPORATION                                                   6.25        09/15/2011            254,590

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$       120,000    TYSON FOODS INCORPORATED                                               8.25%       10/01/2011    $       128,840
         75,000    WM WRIGLEY JR COMPANY                                                  4.30        07/15/2010             72,530

                                                                                                                          3,542,683
                                                                                                                    ---------------

FOOD STORES - 0.09%
        100,000    KROGER COMPANY                                                         4.95        01/15/2015             93,482
         75,000    KROGER COMPANY                                                         7.50        04/01/2031             81,984
        100,000    SAFEWAY INCORPORATED                                                   4.95        08/16/2010             97,756
         75,000    SAFEWAY INCORPORATED                                                   7.25        02/01/2031             79,263

                                                                                                                            352,485
                                                                                                                    ---------------

FORESTRY - 0.11%
        180,000    WEYERHAEUSER COMPANY                                                   6.75        03/15/2012            188,247
        225,000    WEYERHAEUSER COMPANY                                                   7.38        03/15/2032            235,474

                                                                                                                            423,721
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.06%
         50,000    CINTAS CORPORATION #2                                                  6.15        08/15/2036             50,410
        180,000    MASCO CORPORATION                                                      5.88        07/15/2012            179,229

                                                                                                                            229,639
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.41%
        125,000    MAY DEPARTMENT STORES COMPANY                                          4.80        07/15/2009            122,866
        180,000    TARGET CORPORATION                                                     5.40        10/01/2008            180,517
        150,000    TARGET CORPORATION                                                     7.00        07/15/2031            172,901
        800,000    WAL-MART STORES INCORPORATED                                           6.88        08/10/2009            836,504
        180,000    WAL-MART STORES INCORPORATED                                           4.55        05/01/2013            171,984
        125,000    WAL-MART STORES INCORPORATED                                           5.25        09/01/2035            115,077

                                                                                                                          1,599,849
                                                                                                                    ---------------

HEALTH SERVICES - 0.13%
        180,000    CARDINAL HEALTH INCORPORATED                                           5.85        12/15/2017            178,809
        225,000    MERCK & COMPANY INCORPORATED                                           4.75        03/01/2015            213,312
        100,000    SCHERING-PLOUGH CORPORATION                                            5.30        12/01/2013             99,808

                                                                                                                            491,929
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.85%
         50,000    ALLIED CAPITAL CORPORATION                                             6.63        07/15/2011             50,750
        100,000    AMERIPRISE FINANCIAL INCORPORATED                                      5.35        11/15/2010             99,870
        100,000    BOSTON PROPERTIES LP                                                   6.25        01/15/2013            103,138
         65,000    COLONIAL REALTY LP                                                     5.50        10/01/2015             62,840
      1,350,000    CREDIT SUISSE USA INCORPORATED                                         6.50        01/15/2012          1,416,108
        180,000    ERP OPERATING LP                                                       5.25        09/15/2014            175,719
         75,000    FUND AMERICAN COMPANIES INCORPORATED                                   5.88        05/15/2013             73,631
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   4.13        03/04/2008            442,941
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                       5.15        01/15/2014            349,944
        100,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                            5.63        05/01/2017             96,108

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$       180,000    ISTAR FINANCIAL INCORPORATED                                           5.15%       03/01/2012    $       174,690
        100,000    MACK-CALI REALTY LP                                                    7.75        02/15/2011            107,884
        180,000    SIMON PROPERTY GROUP LP                                                3.75        01/30/2009            173,273

                                                                                                                          3,326,896
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.11%
        250,000    HARRAH'S OPERATING COMPANY INCORPORATED                                5.50        07/01/2010            246,825
        100,000    HARRAH'S OPERATING COMPANY INCORPORATED                                5.63        06/01/2015             93,593
         75,000    MARRIOTT INTERNATIONAL                                                 5.81        11/10/2015             73,843

                                                                                                                            414,261
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.30%
        180,000    CISCO SYSTEMS INCORPORATED                                             5.25        02/22/2011            179,996
         75,000    COMPUTER SCIENCES CORPORATION                                          7.38        06/15/2011             79,952
        180,000    HEWLETT-PACKARD COMPANY                                                6.50        07/01/2012            189,483
        200,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                            4.75        11/29/2012            194,264
        250,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                            5.88        11/29/2032            251,141
        180,000    INTERNATIONAL BUSINESS MACHINES CORPORATION SERIES MTN                 4.38        06/01/2009            176,560
        100,000    ORACLE CORPORATION                                                     5.00        01/15/2011             98,458

                                                                                                                          1,169,854
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
         75,000    AON CORPORATION                                                        8.21        01/01/2027             85,170
        100,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                         4.63        07/15/2013             94,915
        200,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                5.15        09/15/2010            196,300
         75,000    WILLIS NORTH AMERICA INCORPORATED                                      5.63        07/15/2015             70,964

                                                                                                                            447,349
                                                                                                                    ---------------

INSURANCE CARRIERS - 0.73%
         75,000    ACE INA HOLDINGS INCORPORATED                                          5.88        06/15/2014             74,882
         75,000    AEGON FUNDING CORPORATION                                              5.75        12/15/2020             75,292
        180,000    ALLSTATE CORPORATION                                                   5.55        05/09/2035            166,794
        250,000    AMERICAN INTERNATIONAL GROUP                                           5.05        10/01/2015            241,778
         75,000    ASSURANT INCORPORATED                                                  6.75        02/15/2034             77,578
         75,000    CINCINNATI FINANCIAL CORPORATION                                       6.92        05/15/2028             81,036
         50,000    CNA FINANCIAL CORPORATION                                              6.00        08/15/2011             50,334
         65,000    CNA FINANCIAL CORPORATION                                              5.85        12/15/2014             63,718
         50,000    CNA FINANCIAL CORPORATION                                              6.50        08/15/2016             50,700
        180,000    GE GLOBAL INSURANCE HOLDINGS                                           7.00        02/15/2026            194,768
        100,000    GENWORTH FINANCIAL INCORPORATED                                        4.95        10/01/2015             95,223
        100,000    LOEWS CORPORATION                                                      5.25        03/15/2016             96,228
         65,000    MBIA INCORPORATED                                                      5.70        12/01/2034             60,911
        180,000    METLIFE INCORPORATED                                                   6.38        06/15/2034            186,720
        100,000    METLIFE INCORPORATED                                                   6.13        12/01/2011            103,223
         75,000    NATIONWIDE FINANCIAL SERVICES                                          5.90        07/01/2012             76,196
        100,000    PRINCIPAL LIFE INCOME FUNDING TRUSTS                                   3.20        04/01/2009             95,288
         75,000    PROGRESSIVE CORPORATION                                                6.25        12/01/2032             77,052
        100,000    PROTECTIVE LIFE SECURED TRUST                                          4.85        08/16/2010             98,542
        180,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                          5.40        06/13/2035            163,670

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
INSURANCE CARRIERS (CONTINUED)
$        75,000    SAFECO CORPORATION                                                     4.88%       02/01/2010    $        73,932
        180,000    ST PAUL TRAVELERS COMPANIES INCORPORATED                               5.50        12/01/2015            176,949
         75,000    TRANSATLANTIC HOLDINGS INCORPORATED                                    5.75        12/14/2015             73,569
        125,000    UNITEDHEALTH GROUP INCORPORATED                                        4.88        03/15/2015            118,677
        100,000    WELLPOINT INCORPORATED                                                 5.00        01/15/2011             98,306
        100,000    WELLPOINT INCORPORATED                                                 5.25        01/15/2016             97,257
         75,000    WELLPOINT INCORPORATED                                                 5.85        01/15/2036             71,562

                                                                                                                          2,840,185
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.17%
         50,000    BAXTER INTERNATIONAL INCORPORATED                                      5.90        09/01/2016             50,710
        250,000    BOSTON SCIENTIFIC CORPORATION                                          6.40        06/15/2016            253,042
        125,000    MEDTRONIC INCORPORATED SERIES B                                        4.38        09/15/2010            120,988
        225,000    RAYTHEON COMPANY                                                       4.85        01/15/2011            220,449

                                                                                                                            645,189
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
        360,000    GENERAL ELECTRIC COMPANY                                               5.00        02/01/2013            353,395
        200,000    TYCO INTERNATIONAL GROUP SA                                            6.38        10/15/2011            208,591

                                                                                                                            561,986
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.08%
         65,000    CVS CORPORATION                                                        4.00        09/15/2009             62,518
        180,000    FEDERATED DEPARTMENT STORES INCORPORATED                               6.90        04/01/2029            184,147
         75,000    LOWE'S COMPANIES INCORPORATED                                          6.50        03/15/2029             81,309

                                                                                                                            327,974
                                                                                                                    ---------------

MOTION PICTURES - 0.16%
        180,000    NEWS AMERICA INCORPORATED                                              5.30        12/15/2014            175,215
        200,000    NEWS AMERICA INCORPORATED                                              6.40        12/15/2035            191,651
        180,000    WALT DISNEY COMPANY                                                    6.38        03/01/2012            188,062
         75,000    WALT DISNEY COMPANY                                                    7.00        03/01/2032             85,480

                                                                                                                            640,408
                                                                                                                    ---------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.02%
         75,000    GOODRICH CORPORATION                                                   7.63        12/15/2012             83,076
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.56%
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                        4.50        05/29/2009             98,106
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                         4.25        02/26/2010             96,952
        200,000    AMERICAN EXPRESS CREDIT CORPORATION                                    3.00        05/16/2008            192,694
        100,000    AMERICAN EXPRESS CREDIT CORPORATION                                    5.30        12/02/2015             99,234
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                        4.88        05/15/2010            176,775
        250,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                       4.50        11/15/2007            247,612
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                       5.40        12/01/2015            177,063
        300,000    BOEING CAPITAL CORPORATION                                             6.10        03/01/2011            309,772
        300,000    CAPITAL ONE FINANCIAL CORPORATION                                      4.80        02/21/2012            287,743
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                             4.30        06/01/2010            174,076
        275,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                  5.50        03/15/2016            274,917
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 3.63        11/15/2007            176,295

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$        65,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 4.75%       02/17/2015    $        61,856
        325,000    CIT GROUP INCORPORATED                                                 5.00        11/24/2008            323,180
        275,000    CITIGROUP INCORPORATED                                                 6.00        10/31/2033            274,974
        100,000    COUNTRYWIDE FINANCIAL CORPORATION                                      6.25        05/15/2016            100,972
        525,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   5.00        11/15/2011            518,303
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       4.13        09/01/2009            437,258
        400,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.75        03/15/2032            451,442
        200,000    HSBC FINANCE CAPITAL TRUST IX+/-                                       5.91        11/30/2035            198,298
        275,000    HSBC FINANCE CORPORATION                                               4.75        05/15/2009            271,908
        300,000    HSBC FINANCE CORPORATION                                               4.63        09/15/2010            292,544
        450,000    HSBC FINANCE CORPORATION                                               5.25        01/14/2011            448,616
        325,000    HSBC FINANCE CORPORATION                                               5.00        06/30/2015            312,002
        550,000    HSBC FINANCE CORPORATION SERIES MTN                                    4.13        03/11/2008            541,021
        325,000    INTERNATIONAL LEASE FINANCE CORPORATION                                5.00        04/15/2010            319,640
        325,000    JOHN DEERE CAPITAL CORPORATION                                         3.90        01/15/2008            318,865
        250,000    JOHN DEERE CAPITAL CORPORATION                                         7.00        03/15/2012            268,297
        180,000    JPMORGAN CHASE CAPITAL XV                                              5.88        03/15/2035            170,651
        125,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION               3.88        02/15/2008            122,608
        180,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
                   MTNC                                                                   7.25        03/01/2012            195,602
        150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
                   MTNC                                                                   8.00        03/01/2032            189,660
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.38        06/30/2010            201,735
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.00        02/22/2011            198,915
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.50        04/17/2013            201,769
         65,000    SLM CORPORATION SERIES MTN                                             5.63        08/01/2033             60,797
        325,000    SLM CORPORATION SERIES MTNA                                            4.00        01/15/2009            315,767
        300,000    SLM CORPORATION SERIES MTNA                                            5.00        10/01/2013            289,889
        180,000    TEXTRON FINANCIAL CORPORATION                                          4.60        05/03/2010            175,396
        175,000    TOYOTA MOTOR CREDIT CORPORATION                                        4.25        03/15/2010            169,342
        100,000    UNILEVER CAPITAL CORPORATION                                           7.13        11/01/2010            106,438
        100,000    UNILEVER CAPITAL CORPORATION                                           5.90        11/15/2032             99,095

                                                                                                                          9,948,079
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.47%
        100,000    APACHE CORPORATION                                                     6.25        04/15/2012            103,814
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                     5.85        02/01/2035             61,659
        180,000    DEVON FINANCING CORPORATION ULC                                        6.88        09/30/2011            190,888
        120,000    DEVON FINANCING CORPORATION ULC                                        7.88        09/30/2031            143,483
        150,000    HALLIBURTON COMPANY                                                    5.50        10/15/2010            150,592
        180,000    HESS CORPORATION                                                       7.88        10/01/2029            209,838
        120,000    NEXEN INCORPORATED                                                     7.88        03/15/2032            140,287
        180,000    OCCIDENTAL PETROLEUM CORPORATION                                       6.75        01/15/2012            191,569
        100,000    PANHANDLE EASTERN PIPE LINE                                            4.80        08/15/2008             98,366
        250,000    PC FINANCIAL PARTNERSHIP                                               5.00        11/15/2014            237,459
         65,000    TALISMAN ENERGY INCORPORATED                                           5.13        05/15/2015             61,985
        125,000    XTO ENERGY INCORPORATED                                                4.90        02/01/2014            118,413
        125,000    XTO ENERGY INCORPORATED                                                6.10        04/01/2036            122,314

                                                                                                                          1,830,667
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS - 0.14%
$       125,000    INTERNATIONAL PAPER COMPANY                                            4.00%       04/01/2010    $       119,546
        180,000    INTERNATIONAL PAPER COMPANY                                            5.30        04/01/2015            173,042
         75,000    MEADWESTVACO CORPORATION                                               6.85        04/01/2012             77,797
        100,000    TEMPLE-INLAND INCORPORATED                                             7.88        05/01/2012            109,282
         75,000    WESTVACO CORPORATION                                                   8.20        01/15/2030             82,830

                                                                                                                            562,497
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.37%
        525,000    CHEVRON CAPITAL COMPANY                                                3.50        09/17/2007            515,380
        300,000    CONOCOPHILLIPS HOLDING COMPANY                                         6.95        04/15/2029            341,066
        125,000    ENTERPRISE PRODUCTS OPERATING LP                                       4.95        06/01/2010            122,059
         65,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                              5.60        10/15/2014             63,345
        120,000    HESS CORPORATION                                                       7.30        08/15/2031            133,523
        150,000    MARATHON OIL CORPORATION                                               6.00        07/01/2012            153,528
        100,000    SEMPRA ENERGY                                                          6.00        02/01/2013            101,472

                                                                                                                          1,430,373
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.14%
         75,000    CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                      7.88        04/01/2013             82,704
         75,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                              6.88        03/01/2033             76,616
        100,000    KANEB PIPE LINE OPERATING PARTNERSHIP LP                               5.88        06/01/2013             99,441
        100,000    KINDER MORGAN ENERGY PARTNERS LP                                       5.00        12/15/2013             94,600
        100,000    KINDER MORGAN ENERGY PARTNERS LP                                       5.80        03/15/2035             89,778
         75,000    TEXAS EASTERN TRANSMISSION LP                                          7.00        07/15/2032             82,364

                                                                                                                            525,503
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.09%
        250,000    ALCOA INCORPORATED                                                     6.50        06/01/2011            261,437
         75,000    ALCOA INCORPORATED                                                     6.75        01/15/2028             82,871

                                                                                                                            344,308
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.15%
        125,000    GANNETT COMPANY INCORPORATED                                           4.13        06/15/2008            122,168
         75,000    RR DONNELLEY & SONS COMPANY                                            4.95        05/15/2010             71,571
         65,000    RR DONNELLEY & SONS COMPANY                                            5.50        05/15/2015             58,022
         75,000    TRIBUNE COMPANY                                                        4.88        08/15/2010             71,315
        250,000    VIACOM CORPORATION                                                     7.70        07/30/2010            268,661

                                                                                                                            591,737
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.24%
        300,000    CSX CORPORATION                                                        6.30        03/15/2012            311,296
        275,000    NORFOLK SOUTHERN CORPORATION                                           5.59        05/17/2025            265,698
        360,000    UNION PACIFIC CORPORATION                                              4.88        01/15/2015            343,957

                                                                                                                            920,951
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
REAL ESTATE - 0.13%
$       300,000    EOP OPERATING LP                                                       4.65%       10/01/2010    $       289,909
        125,000    EOP OPERATING LP                                                       4.75        03/15/2014            116,901
         75,000    EOP OPERATING LP                                                       7.88        07/15/2031             87,106

                                                                                                                            493,916
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.14%
        100,000    PROLOGIS                                                               5.25        11/15/2010             98,945
        300,000    SIMON PROPERTY GROUP LP                                                5.75        05/01/2012            302,616
        125,000    SIMON PROPERTY GROUP LP                                                5.75        12/01/2015            125,053

                                                                                                                            526,614
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.84%
        125,000    BEAR STEARNS COMPANIES INCORPORATED                                    4.00        01/31/2008            122,856
        180,000    BEAR STEARNS COMPANIES INCORPORATED                                    5.30        10/30/2015            176,140
        225,000    BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                        4.55        06/23/2010            219,136
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                       4.13        01/15/2008            354,782
        725,000    GOLDMAN SACHS GROUP INCORPORATED                                       6.60        01/15/2012            760,445
        275,000    GOLDMAN SACHS GROUP INCORPORATED                                       5.35        01/15/2016            268,779
        450,000    GOLDMAN SACHS GROUP INCORPORATED                                       6.35        02/15/2034            444,242
        800,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                  3.50        08/07/2008            773,393
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                  5.50        04/04/2016            197,739
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                      4.80        03/13/2014            190,709
        250,000    MERRILL LYNCH & COMPANY INCORPORATED                                   6.05        05/16/2016            257,605
        725,000    MERRILL LYNCH & COMPANY INCORPORATED                                   6.00        02/17/2009            736,369
        450,000    MERRILL LYNCH & COMPANY INCORPORATED                                   5.45        07/15/2014            448,482
        500,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                        5.77        07/25/2011            509,075
      1,100,000    MORGAN STANLEY                                                         3.88        01/15/2009          1,067,675
        525,000    MORGAN STANLEY                                                         5.38        10/15/2015            513,664
        120,000    MORGAN STANLEY                                                         7.25        04/01/2032            137,235

                                                                                                                          7,178,326
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.09%
         50,000    FEDEX CORPORATION                                                      5.50        08/15/2009             50,257
        120,000    LOCKHEED MARTIN CORPORATION                                            8.50        12/01/2029            160,104
        120,000    RAYTHEON COMPANY                                                       7.20        08/15/2027            137,683

                                                                                                                            348,044
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.65%
        180,000    BOEING COMPANY                                                         6.13        02/15/2033            191,143
        525,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 4.05        06/04/2008            511,844
        180,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 6.50        11/15/2013            185,364
        225,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 8.50        01/18/2031            270,191
        450,000    GENERAL DYNAMICS CORPORATION                                           3.00        05/15/2008            433,420
        150,000    HONEYWELL INTERNATIONAL INCORPORATED                                   7.50        03/01/2010            160,575
        150,000    JOHNSON CONTROLS INCORPORATED                                          5.25        01/15/2011            148,211
        120,000    NORTHROP GRUMMAN CORPORATION                                           7.75        02/15/2031            147,538

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
$       180,000    UNITED TECHNOLOGIES CORPORATION                                        4.38%       05/01/2010    $       175,087
        100,000    UNITED TECHNOLOGIES CORPORATION                                        4.88        05/01/2015             96,246
        180,000    UNITED TECHNOLOGIES CORPORATION                                        7.50        09/15/2029            219,135

                                                                                                                          2,538,754
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.04%
        180,000    JOHNSON & JOHNSON                                                      4.95        05/15/2033            167,165
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $82,256,028)                                                                         84,506,452
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 2.38%
        150,000    ALBERTA ENERGY COMPANY LIMITED                                         8.13        09/15/2030            183,056
        180,000    ALCAN INCORPORATED                                                     5.00        06/01/2015            170,814
        100,000    ALCAN INCORPORATED                                                     6.13        12/15/2033             98,362
        100,000    AMERICA MOVIL SA DE CV                                                 4.13        03/01/2009             96,510
         75,000    ANADARKO FINANCE COMPANY SERIES B                                      6.75        05/01/2011             78,545
         75,000    ANADARKO FINANCE COMPANY SERIES B                                      7.50        05/01/2031             84,748
         75,000    ASTRAZENECA PLC                                                        5.40        06/01/2014             75,083
        150,000    AXA SA                                                                 8.60        12/15/2030            189,092
         65,000    AXIS CAPITAL HOLDINGS LIMITED                                          5.75        12/01/2014             63,084
        250,000    BHP BILLITON FINANCE USA LIMITED                                       5.00        12/15/2010            246,872
        150,000    BHP BILLITON FINANCE USA LIMITED                                       5.25        12/15/2015            146,711
        200,000    BP CANADA FINANCE COMPANY                                              3.38        10/31/2007            195,624
        100,000    BRITISH SKY BROADCASTING PLC                                           6.88        02/23/2009            103,455
        150,000    BRITISH TELECOMMUNICATIONS PLC                                         8.88        12/15/2030            193,608
        100,000    BURLINGTON RESOURCES FINANCE COMPANY                                   6.50        12/01/2011            105,181
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                     4.90        12/01/2014             61,610
        360,000    CANADIAN PACIFIC RAILWAY COMPANY                                       5.75        03/15/2033            353,840
         65,000    CELULOSA ARAUCO Y CONSTITUCION SA                                      5.63        04/20/2015             62,818
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                    4.65        07/01/2010            267,969
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                    5.20        06/01/2015            265,818
        325,000    CONOCO FUNDING COMPANY                                                 6.35        10/15/2011            340,223
        275,000    DEUTCHE TELEKOM INTERNATIONAL FINANCE                                  5.75        03/23/2016            267,502
        325,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.00        06/15/2010            353,435
        180,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.25        06/15/2030            217,142
         50,000    DIAGEO CAPITAL PLC                                                     3.50        11/19/2007             48,895
        125,000    DIAGEO CAPITAL PLC                                                     3.38        03/20/2008            121,408
        175,000    DIAGEO CAPITAL PLC                                                     4.38        05/03/2010            169,207
        125,000    DIAGEO FINANCE BV                                                      5.30        10/28/2015            122,367
        100,000    ENCANA HOLDINGS FINANCE CORPORATION                                    5.80        05/01/2014            100,722
        100,000    FALCONBRIDGE LIMITED                                                   6.00        10/15/2015             99,916
        250,000    FRANCE TELECOM SA                                                      7.75        03/01/2011            272,993
        225,000    FRANCE TELECOM SA                                                      8.50        03/01/2031            287,102
        100,000    HANSON PLC                                                             6.13        08/15/2016            100,988
        180,000    ING GROEP NV+/-                                                        5.78        12/31/2049            178,766
         25,000    LAFARGE SA                                                             6.15        07/15/2011             25,445
         50,000    LAFARGE SA                                                             6.50        07/15/2016             51,494
        200,000    ROYAL BANK CANADA                                                      5.65        07/20/2011            203,361
        360,000    ROYAL BANK OF SCOTLAND GROUP PLC                                       5.00        10/01/2014            348,285

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$       100,000    ROYAL BANK OF SCOTLAND GROUP PLC+/-                                    7.65%       12/31/2049    $       113,326
        120,000    ROYAL KPN NV                                                           8.00        10/01/2010            129,157
         75,000    ROYAL KPN NV                                                           8.38        10/01/2030             85,210
        225,000    SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                            7.63        09/14/2010            243,593
         75,000    SUNCOR ENERGY INCORPORATED                                             5.95        12/01/2034             74,910
         65,000    TECK COMINCO LIMITED                                                   6.13        10/01/2035             61,362
        150,000    TELECOM ITALIA CAPITAL                                                 6.00        09/30/2034            135,425
        300,000    TELECOM ITALIA CAPITAL SA                                              4.00        01/15/2010            285,050
        180,000    TELEFONICA EUROPE BV                                                   7.75        09/15/2010            193,884
        120,000    TELEFONICA EUROPE BV                                                   8.25        09/15/2030            141,444
        350,000    TELEFONOS DE MEXICO SA DE CV                                           4.50        11/19/2008            341,894
         65,000    TELEFONOS DE MEXICO SA DE CV                                           5.50        01/27/2015             63,039
        180,000    TELUS CORPORATION                                                      8.00        06/01/2011            197,942
         65,000    TRANSCANADA PIPELINES LIMITED                                          4.88        01/15/2015             62,298
        100,000    TRANSCANADA PIPELINES LIMITED                                          5.60        03/31/2034             95,307
        120,000    TRANSOCEAN INCORPORATED                                                7.50        04/15/2031            139,045
        100,000    TYCO INTERNATIONAL GROUP SA                                            6.13        01/15/2009            101,655
         75,000    TYCO INTERNATIONAL GROUP SA                                            6.88        01/15/2029             83,708
         75,000    VODAFONE GROUP PLC                                                     5.38        01/30/2015             72,268
        180,000    VODAFONE GROUP PLC                                                     4.63        07/15/2018            157,378
         25,000    WEATHERFORD INTERNATIONAL INCORPORATED                                 6.50        08/01/2036             25,464
        100,000    XL CAPITAL LIMITED                                                     5.25        09/15/2014             95,680

TOTAL FOREIGN CORPORATE BONDS@ (COST $8,948,018)                                                                          9,251,090
                                                                                                                    ---------------

FOREIGN GOVERNMENT BONDS - 24.39%
        193,000    AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                             6.00        02/15/2017            151,198
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                             6.50        05/15/2013             78,042
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                             5.75        06/15/2011             74,831
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                             7.50        09/15/2009             78,301
        135,000    BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                5.50        03/28/2028            209,416
        444,000    BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                5.00        09/28/2012            609,801
        140,200    BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                5.50        09/28/2017            206,775
        742,300    BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                                3.00        09/28/2008            941,475
        555,000    BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                4.25        09/28/2014            736,693
         76,900    BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                5.00        03/28/2035            113,895
        155,100    BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                3.00        03/28/2010            194,948
        927,800    BUNDESOBLIGATION SERIES 141 (EUR)                                      4.25        02/15/2008          1,200,222
        334,700    BUNDESOBLIGATION SERIES 143 (EUR)                                      3.50        10/10/2008            428,844
        110,200    BUNDESOBLIGATION SERIES 145 (EUR)                                      3.50        10/09/2009            140,959
        451,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             5.25        07/04/2010            612,662
        740,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             5.25        01/04/2011          1,010,100
        348,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             6.25        01/04/2030            594,359
      1,213,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                             5.00        07/04/2012          1,662,843
        610,400    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.25        01/04/2014            809,374
        657,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.75        07/04/2034            942,183
      1,008,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                             3.75        01/04/2015          1,294,073
         84,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                             3.50        01/04/2016            105,816
        353,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                             6.25        01/04/2024            581,699

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       302,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             5.25%       01/04/2008    $       395,925
        258,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             4.13        07/04/2008            334,827
        519,300    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             4.75        07/04/2008            679,601
        211,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             5.63        01/04/2028            331,630
        324,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             3.75        01/04/2009            417,383
        159,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             4.00        07/04/2009            206,125
        367,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             4.50        07/04/2009            482,902
        266,800    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             5.38        01/04/2010            360,905
        476,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.50        06/01/2010            453,051
        952,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.25        06/01/2013            921,992
        240,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.75        06/01/2033            271,311
         95,000    CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                              8.00        06/01/2023            124,769
        293,000    CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                             8.00        06/01/2027            402,605
        301,000    CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                             6.00        06/01/2008            281,357
      1,882,400    DENMARK GOVERNMENT BOND (DKK)                                          4.00        08/15/2008            325,691
      1,415,700    DENMARK GOVERNMENT BOND (DKK)                                          6.00        11/15/2011            269,726
        923,100    DENMARK GOVERNMENT BOND (DKK)                                          4.00        11/15/2015            161,115
        473,000    DENMARK GOVERNMENT BOND (DKK)                                          7.00        11/10/2024            112,107
        454,100    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.25        04/25/2008            597,376
        750,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.00        04/25/2009            971,573
        950,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.50        04/25/2010          1,296,625
        469,200    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00        04/25/2012            643,045
        370,700    FRANCE GOVERNMENT BOND OAT (EUR)                                       8.50        12/26/2012            603,204
        940,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.00        04/25/2014          1,227,254
      1,275,300    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00        10/25/2016          1,800,778
        619,300    FRANCE GOVERNMENT BOND OAT (EUR)                                       6.00        10/25/2025          1,005,733
        641,400    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.75        04/25/2035            918,199
        966,700    FRENCH TREASURY NOTE BTAN (EUR)                                        3.00        07/12/2008          1,227,499
        652,500    FRENCH TREASURY NOTE BTAN (EUR)                                        3.00        01/12/2011            816,293
      1,038,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.00        11/01/2007          1,366,907
      1,215,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.50        09/15/2008          1,556,796
      1,024,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.00        01/15/2010          1,286,962
      1,317,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.00        02/01/2012          1,792,838
      1,047,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25        02/01/2015          1,374,329
      1,111,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25        02/01/2019          1,445,204
        226,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                9.00        11/01/2023            458,108
        785,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.50        11/01/2027          1,307,713
        753,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.00        08/01/2034          1,064,561
        240,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.00        02/01/2037            288,166
    230,850,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 22 (JPY)                        0.30        09/20/2007          1,962,851
    271,500,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 26 (JPY)                        0.20        03/20/2008          2,300,110
    363,150,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                        0.20        06/20/2008          3,072,971
    262,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                        0.60        12/20/2008          2,228,434
    312,700,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                        0.50        12/20/2009          2,633,590
    387,850,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                        1.70        03/22/2010          3,397,820
    292,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                        1.80        12/20/2010          2,575,856
    271,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                        1.50        12/20/2011          2,352,916
    320,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                        1.10        09/20/2012          2,704,223

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$   120,150,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                        0.70%       03/20/2013    $       983,750
    320,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                        1.50        03/20/2014          2,741,379
    279,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                        1.30        03/20/2015          2,333,555
    124,800,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                      2.30        03/20/2035          1,042,257
    253,250,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                      3.70        09/21/2015          2,546,876
    211,850,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                      1.50        03/20/2019          1,743,513
    360,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                      2.00        12/20/2024          3,020,725
        325,300    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.25        07/15/2008            429,516
        155,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      2.75        01/15/2009            195,794
        778,700    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        07/15/2010          1,065,960
        296,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      3.75        07/15/2014            380,724
         84,300    NETHERLANDS GOVERNMENT BOND (EUR)                                      7.50        01/15/2023            153,925
        131,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        01/15/2028            203,835
         90,200    NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        01/15/2037            114,873
        385,500    SPAIN GOVERNMENT BOND (EUR)                                            6.00        01/31/2008            510,071
        862,000    SPAIN GOVERNMENT BOND (EUR)                                            4.00        01/31/2010          1,119,661
        693,000    SPAIN GOVERNMENT BOND (EUR)                                            5.00        07/30/2012            950,077
        502,000    SPAIN GOVERNMENT BOND (EUR)                                            4.40        01/31/2015            672,755
        142,000    SPAIN GOVERNMENT BOND (EUR)                                            5.50        07/30/2017            209,131
        250,000    SPAIN GOVERNMENT BOND (EUR)                                            5.75        07/30/2032            405,772
         81,000    SPAIN GOVERNMENT BOND (EUR)                                            4.20        01/31/2037            106,077
      1,890,000    SWEDEN GOVERNMENT BOND SERIES 1040 (SEK)                               6.50        05/05/2008            274,210
      2,300,000    SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                               6.75        05/05/2014            381,778
      1,320,000    SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                               5.25        03/15/2011            194,627
        440,000    SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                               5.00        12/01/2020             69,083
        520,000    UNITED KINGDOM GILT (GBP)                                              5.00        03/07/2008            992,079
        400,100    UNITED KINGDOM GILT (GBP)                                              4.75        06/07/2010            762,030
        300,800    UNITED KINGDOM GILT (GBP)                                              9.00        07/12/2011            678,924
        585,000    UNITED KINGDOM GILT (GBP)                                              5.00        09/07/2014          1,146,498
        275,000    UNITED KINGDOM GILT (GBP)                                              4.75        09/07/2015            532,070
        470,000    UNITED KINGDOM GILT (GBP)                                              4.75        03/07/2020            921,550
        819,200    UNITED KINGDOM GILT (GBP)                                              4.25        06/07/2032          1,578,661
        413,900    UNITED KINGDOM GILT (GBP)                                              4.75        12/07/2038            878,553

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $92,753,284)                                                                       94,929,754
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 6.27%

FEDERAL HOME LOAN BANK - 2.42%
      1,500,000    FHLB                                                                   3.38        09/14/2007          1,472,750
      1,000,000    FHLB                                                                   3.75        08/18/2009            966,229
      1,000,000    FHLB                                                                   4.38        03/17/2010            978,610
      1,200,000    FHLB<<                                                                 5.13        06/18/2008          1,200,904
        400,000    FHLB                                                                   5.25        06/18/2014            404,149
      1,200,000    FHLB                                                                   5.38        08/19/2011          1,216,902
        250,000    FHLB<<                                                                 5.38        05/18/2016            255,058
      1,200,000    FHLB SERIES 1                                                          3.25        12/17/2007          1,171,451
        800,000    FHLB SERIES 363                                                        4.50        11/15/2012            776,580
      1,000,000    FHLB SERIES 439                                                        3.63        11/14/2008            970,636

                                                                                                                          9,413,269
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.41%
$     2,000,000    FHLMC                                                                  3.88%       06/15/2008    $     1,959,270
      1,500,000    FHLMC                                                                  4.38        11/16/2007          1,485,609
      1,000,000    FHLMC                                                                  4.63        02/21/2008            993,214
        650,000    FHLMC                                                                  4.75        01/19/2016            633,093
      1,000,000    FHLMC                                                                  4.88        02/17/2009            996,843
      1,000,000    FHLMC<<                                                                5.13        04/18/2011          1,003,562
        650,000    FHLMC                                                                  5.25        04/18/2016            656,861
        200,000    FHLMC                                                                  6.25        07/15/2032            228,034
        300,000    FHLMC                                                                  6.75        03/15/2031            360,516
      1,000,000    FHLMC                                                                  6.88        09/15/2010          1,066,636

                                                                                                                          9,383,638
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.44%
      1,000,000    FNMA<<                                                                 3.88        07/15/2008            978,079
      1,000,000    FNMA                                                                   4.25        08/15/2010            972,345
      1,100,000    FNMA<<                                                                 5.00        09/14/2007          1,096,916
        950,000    FNMA                                                                   5.00        03/15/2016            942,111
        200,000    FNMA                                                                   6.21        08/06/2038            227,191
      1,000,000    FNMA                                                                   6.63        09/15/2009          1,044,951
        300,000    FNMA                                                                   6.63        11/15/2030            354,744

                                                                                                                          5,616,337
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $24,044,253)                                                                 24,413,244
                                                                                                                    ---------------

AGENCY SECURITIES - 26.55%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.86%
      1,000,000    FHLMC<<                                                                6.63        09/15/2009          1,044,117
        800,000    FHLMC                                                                  4.88        11/15/2013            789,674
      7,795,010    FHLMC #A11964                                                          5.00        08/01/2033          7,503,516
      1,381,161    FHLMC #A15966                                                          5.00        11/01/2033          1,329,513
      2,042,904    FHLMC #A16693                                                          5.50        12/01/2033          2,012,901
      2,907,242    FHLMC #A29757                                                          5.50        01/01/2035          2,856,514
      2,228,811    FHLMC #A35253                                                          5.50        06/01/2035          2,189,920
      3,071,349    FHLMC #A36541                                                          5.00        08/01/2035          2,946,313
      1,926,864    FHLMC #A41694                                                          5.50        01/01/2036          1,893,242
      6,233,362    FHLMC #E01425                                                          4.50        08/01/2018          5,999,149
        646,629    FHLMC #E95352                                                          4.50        04/01/2018            622,283
      1,305,737    FHLMC #G11950                                                          4.50        10/01/2018          1,256,574
      2,500,000    FHLMC TBA+/-%%                                                         5.00        09/01/2021          2,446,095
      1,750,000    FHLMC TBA+/-%%                                                         6.00        09/01/2021          1,767,500
      5,200,000    FHLMC TBA+/-%%                                                         5.00        09/01/2036          4,983,878
      6,500,000    FHLMC TBA+/-%%                                                         6.00        09/01/2036          6,508,125

                                                                                                                         46,149,314
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.13%
      1,500,000    FNMA                                                                   3.13        12/15/2007           1,461,806
      1,000,000    FNMA                                                                   7.25        01/15/2010           1,068,389
      1,000,000    FNMA<<                                                                 6.00        05/15/2011           1,039,809
        800,000    FNMA                                                                   4.63        10/15/2013             778,430
        300,000    FNMA                                                                   5.25        06/01/2017             173,067

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       200,000    FNMA^                                                                  5.71%       10/09/2019    $        96,560
      1,732,642    FNMA #545414                                                           5.50        01/01/2017          1,731,842
        893,761    FNMA #779510                                                           5.00        06/01/2019            876,566
      1,014,677    FNMA #793675                                                           6.00        09/01/2034          1,017,369
      1,144,266    FNMA #794514                                                           5.00        10/01/2019          1,122,252
      1,173,148    FNMA #804666                                                           6.00        11/01/2034          1,176,261
        917,231    FNMA #812338                                                           6.00        03/01/2035            918,459
        752,454    FNMA #830957                                                           5.50        08/01/2035            738,804
      1,748,646    FNMA #831625                                                           7.00        06/01/2036          1,795,331
      2,277,079    FNMA #832799                                                           5.00        09/01/2035          2,182,197
      1,668,975    FNMA #834657                                                           5.50        08/01/2035          1,638,696
      6,393,510    FNMA #835284                                                           5.50        09/01/2035          6,277,520
      5,248,841    FNMA #835331                                                           5.50        08/01/2035          5,153,618
      1,422,778    FNMA #843901                                                           4.50        09/01/2035          1,325,325
      1,667,249    FNMA #851264                                                           5.50        05/01/2021          1,661,290
      4,000,000    FNMA TBA+/-%%                                                          5.00        09/01/2021          3,916,248
      3,500,000    FNMA TBA+/-%%                                                          5.50        09/01/2021          3,486,875
      1,100,000    FNMA TBA+/-%%                                                          4.50        09/01/2036          1,024,032
      2,250,000    FNMA TBA+/-%%                                                          6.00        09/01/2036          2,252,111
      4,250,000    FNMA TBA+/-%%                                                          6.50        09/01/2036          4,313,750

                                                                                                                         47,226,607
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.56%
      2,500,000    GNMA TBA+/-%%                                                          5.00        09/01/2036          2,421,875
      3,500,000    GNMA TBA+/-%%                                                          5.50        09/01/2036          3,466,092
      2,500,000    GNMA TBA+/-%%                                                          6.00        09/01/2036          2,522,655
      1,500,000    GNMA TBA+/-%%                                                          6.50        09/01/2036          1,533,282

                                                                                                                          9,943,904
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $101,771,037)                                                                             103,319,825
                                                                                                                    ---------------

US TREASURY SECURITIES - 17.20%

US TREASURY BONDS - 5.26%
      3,000,000    US TREASURY BOND<<                                                     7.50        11/15/2016          3,648,984
      1,800,000    US TREASURY BOND<<                                                     8.75        05/15/2017          2,387,390
      3,200,000    US TREASURY BOND<<                                                     8.88        02/15/2019          4,382,749
      1,200,000    US TREASURY BOND<<                                                     8.00        11/15/2021          1,588,781
      1,750,000    US TREASURY BOND<<                                                     6.25        08/15/2023          2,006,622
      1,700,000    US TREASURY BOND<<                                                     6.00        02/15/2026          1,920,070
      1,900,000    US TREASURY BOND<<                                                     6.13        11/15/2027          2,193,313
      1,000,000    US TREASURY BOND                                                       5.50        08/15/2028          1,074,766
        500,000    US TREASURY BOND                                                       6.25        05/15/2030            592,149
        700,000    US TREASURY BOND<<                                                     4.50        02/15/2036            658,820

                                                                                                                         20,453,644
                                                                                                                    ---------------

US TREASURY NOTES - 11.94%
      5,500,000    US TREASURY NOTE<<                                                     4.00        09/30/2007          5,443,499
      3,000,000    US TREASURY NOTE<<                                                     4.63        03/31/2008          2,989,101
      4,500,000    US TREASURY NOTE<<                                                     5.00        07/31/2008          4,516,173
      2,000,000    US TREASURY NOTE<<                                                     3.25        08/15/2008          1,943,750

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
US TREASURY NOTES (CONTINUED)
$     5,000,000    US TREASURY NOTE<<                                                     2.63%       03/15/2009    $     4,752,735
      4,500,000    US TREASURY NOTE<<                                                     3.38        09/15/2009          4,332,654
      2,750,000    US TREASURY NOTE<<                                                     4.00        03/15/2010          2,687,803
      2,750,000    US TREASURY NOTE                                                       3.88        09/15/2010          2,667,286
      3,000,000    US TREASURY NOTE<<                                                     4.75        03/31/2011          3,005,391
      2,500,000    US TREASURY NOTE<<                                                     4.88        07/31/2011          2,518,555
      2,500,000    US TREASURY NOTE<<                                                     5.00        08/15/2011          2,538,575
      3,750,000    US TREASURY NOTE                                                       4.00        11/15/2012          3,608,055
      1,000,000    US TREASURY NOTE<<                                                     4.25        11/15/2013            971,172
      3,900,000    US TREASURY NOTE<<                                                     4.25        11/15/2014          3,772,337
        750,000    US TREASURY NOTE                                                       4.50        02/15/2016            736,025

                                                                                                                         46,483,111
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $66,027,983)                                                                          66,936,755
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 15.60%

COLLATERAL INVESTED IN OTHER ASSETS - 15.60%
        117,769    ABBEY NATIONAL TREASURY SERVICE+/-++                                   5.59        01/16/2007            117,829
        785,128    AMERICAN EXPRESS BANK FSB+/-                                           5.29        01/26/2007            785,128
        494,972    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        09/14/2007            494,966
        426,700    AQUIFER FUNDING LIMITED++                                              5.35        09/07/2006            426,320
        341,360    ATLAS CAPITAL FUNDING LIMITED+/-++                                     5.30        04/25/2007            341,360
         37,584    ATLAS CAPITAL FUNDING LIMITED++                                        5.31        09/01/2006             37,584
        426,700    ATLAS CAPITAL FUNDING LIMITED+/-                                       5.38        11/10/2006            426,700
        341,360    ATOMIUM FUNDING CORPORATION++                                          5.40        11/03/2006            338,164
         42,670    BANK ONE NA+/-                                                         5.55        01/12/2007             42,689
      3,669,620    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,670,166)                                            5.36        09/01/2006          3,669,620
      1,109,420    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.39        02/23/2007          1,109,420
      1,706,800    BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,707,054)                                            5.36        09/01/2006          1,706,800
         58,031    BHP BILLITON FINANCE USA LIMITED++                                     5.31        09/08/2006             57,971
      1,713,876    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,714,131)                                            5.36        09/01/2006          1,713,876
        682,720    BUCKINGHAM II CDO LLC                                                  5.31        09/25/2006            680,312
        853,400    BUCKINGHAM III CDO LLC++                                               5.32        09/29/2006            849,882
        204,816    CAIRN HIGH GRADE FUNDING I LLC                                         5.30        09/18/2006            204,304
        273,088    CAIRN HIGH GRADE FUNDING I LLC++                                       5.31        09/13/2006            272,606
        221,884    CAIRN HIGH GRADE FUNDING I LLC++                                       5.31        09/25/2006            221,101
        170,680    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        09/21/2006            170,177
         10,258    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.27        09/05/2006             10,252
        428,543    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.31        09/12/2006            427,849
        242,878    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.32        09/25/2006            242,019
        426,700    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.33        10/03/2006            424,690
        519,038    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.37        11/27/2006            512,390
         20,499    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.38        11/20/2006             20,256
        635,459    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.39        11/17/2006            628,214
        853,400    CHEYNE FINANCE LLC++                                                   5.37        11/13/2006            844,211

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,413,600    CITIGROUP REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,414,108)                                            5.36%       09/01/2006    $     3,413,600
         34,136    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.23        09/13/2006             34,077
         40,724    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.25        06/12/2006             40,659
      2,048,160    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       5.31        09/05/2006          2,046,049
        512,040    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.34        10/11/2006            509,019
          7,783    CROWN POINT CAPITAL COMPANY LLC++                                      5.45        10/02/2006              7,747
         34,836    CROWN POINT CAPITAL COMPANY LLC++                                      5.49        10/02/2006             34,672
        761,660    CULLINAN FINANCE CORPORATION++                                         5.38        09/28/2006            758,598
        112,649    DEER VALLEY FUNDING LLC++                                              5.27        09/15/2006            112,417
        778,813    DEER VALLEY FUNDING LLC++                                              5.31        09/12/2006            777,552
        426,700    DEER VALLEY FUNDING LLC                                                5.36        09/11/2006            426,066
        426,700    DEER VALLEY FUNDING LLC                                                5.41        11/01/2006            422,825
         17,068    FCAR OWNER TRUST SERIES II                                             5.22        10/03/2006             16,989
      1,307,616    FIRST BOSTON REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,307,811)                                            5.36        09/01/2006          1,307,616
        853,400    FIVE FINANCE INCORPORATED+/-++                                         5.37        01/25/2007            853,337
         28,230    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.21        09/29/2006             28,117
         84,845    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.36        11/15/2006             83,908
         34,563    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.44        10/30/2006             34,257
         10,241    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.47        11/29/2006             10,104
          9,302    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.48        11/15/2006              9,197
        590,365    FOX TROT CDO LIMITED                                                   5.36        12/01/2006            582,471
        273,088    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.41        06/18/2007            273,088
        204,987    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.53        09/18/2006            205,004
        397,241    GEORGE STREET FINANCE LLC++                                            5.29        09/15/2006            396,425
        853,400    GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.59        03/30/2007            854,184
        174,094    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007            174,183
         26,558    ICICI BANK LIMITED                                                     5.46        11/15/2006             26,259
         52,262    ICICI BANK LIMITED                                                     5.51        12/01/2006             51,545
        597,380    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/18/2007            597,380
         33,863    IRISH LIFE & PERMANENT PLC                                             5.47        12/13/2006             33,341
      2,218,840    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,219,170)                                            5.36        09/01/2006          2,218,840
      1,092,352    KAUPTHING BANK HF+/-++                                                 5.39        03/20/2007          1,092,352
        426,700    KESTREL FUNDING LLC++                                                  5.45        11/06/2006            422,476
         28,777    KLIO FUNDING CORPORATION++                                             5.36        11/15/2006             28,459
         54,430    KLIO FUNDING CORPORATION++                                             5.46        10/20/2006             54,028
        299,373    KLIO II FUNDING CORPORATION++                                          5.39        10/20/2006            297,193
      1,365,440    KLIO III FUNDING CORPORATION                                           5.30        09/18/2006          1,362,029
        140,179    KLIO III FUNDING CORPORATION++                                         5.46        10/16/2006            139,230
         51,204    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.61        04/20/2007             51,259
      6,448,200    LEXINGTON PARKER CAPITAL CORPORATION++                                 5.17        10/05/2006          6,416,217
         25,602    LEXINGTON PARKER CAPITAL CORPORATION++                                 5.49        10/05/2006             25,470
         49,497    LIBERTY STREET FUNDING CORPORATION++                                   5.42        09/25/2006             49,319
          4,267    LIBERTY STREET FUNDING CORPORATION                                     5.44        10/25/2006              4,232
        512,040    LIQUID FUNDING LIMITED++                                               5.32        09/21/2006            510,532
        597,380    LIQUID FUNDING LIMITED+/-                                              5.35        12/29/2006            597,301

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       597,380    LIQUID FUNDING LIMITED+/-                                              5.37%       12/01/2006    $       597,380
        512,040    LIQUID FUNDING LIMITED++                                               5.48        11/30/2006            505,115
        256,020    LIQUID FUNDING LIMITED                                                 5.52        12/28/2006            251,472
         55,471    MERRILL LYNCH & COMPANY                                                5.61        01/26/2007             55,515
      1,194,760    MORGAN STANLEY+/-                                                      5.38        10/10/2006          1,194,760
        853,400    MORGAN STANLEY+/-                                                      5.38        10/30/2006            853,400
        262,421    MORGAN STANLEY+/-                                                      5.39        09/14/2007            262,421
         17,068    MORGAN STANLEY+/-                                                      5.48        01/19/2007             17,074
        457,422    NATIONWIDE BUILDING SOCIETY+/-++                                       5.42        12/11/2006            457,588
        273,941    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            274,339
        170,680    NEWPORT FUNDING CORPORATION++                                          5.39        09/26/2006            170,044
        361,825    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.43        10/23/2006            359,008
         34,136    NORTH SEA FUNDING LLC                                                  5.25        11/24/2006             33,723
         17,068    NORTH SEA FUNDING LLC++                                                5.38        10/16/2006             16,954
        201,829    PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.24        09/05/2006            201,712
          7,117    PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.43        09/25/2006              7,092
          4,694    PERRY GLOBAL FUNDING LIMITED SERIES A                                  5.50        11/10/2006              4,644
          6,827    PICAROS FUNDING LLC++                                                  5.41        11/03/2006              6,763
        801,428    RACERS TRUST 2004-6-MM+/-++                                            5.35        02/22/2007            801,428
         54,020    ROYAL BANK OF SCOTLAND PLC+/-                                          5.41        11/24/2006             54,025
        426,700    ROYAL BANK OF SCOTLAND PLC+/-++                                        5.41        11/24/2006            426,747
         55,812    ROYAL BANK OF SCOTLAND PLC+/-++                                        5.50        03/30/2007             55,833
        426,700    SEDNA FINANCE INCORPORATED+/-++                                        5.24        12/08/2006            426,700
      2,679,676    SHEFFIELD RECEIVABLES CORPORATION                                      5.28        09/01/2006          2,679,676
        341,360    SLM CORPORATION+/-++                                                   5.33        09/12/2007            341,360
      1,197,747    SLM CORPORATION+/-                                                     5.60        01/25/2007          1,198,554
         87,388    SLM CORPORATION+/-                                                     5.69        07/25/2007             87,591
        213,811    TANGO FINANCE CORPORATION+/-++                                         5.36        10/25/2006            213,811
        612,195    TIERRA ALTA FUNDING I LIMITED                                          5.35        11/01/2006            606,697
        612,144    TIERRA ALTA FUNDING I LIMITED                                          5.35        11/08/2006            606,016
      1,706,800    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.51        08/31/2007          1,706,800
        328,030    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007            328,030
        426,700    UNICREDITO ITALIANO+/-++                                               5.38        09/07/2007            426,700
         85,340    VERSAILLES CDS LLC++                                                   5.31        09/05/2006             85,290
         85,340    VERSAILLES CDS LLC                                                     5.32        09/08/2006             85,252
         37,976    VERSAILLES CDS LLC                                                     5.33        09/05/2006             37,954
         25,602    VERSAILLES CDS LLC++                                                   5.36        09/22/2006             25,522
        426,700    WAL-MART STORES INCORPORATED+/-                                        5.39        09/28/2007            426,638
        546,176    WHISTLEJACKET CAPITAL LIMITED                                          5.34        10/16/2006            542,558
         30,057    WHISTLEJACKET CAPITAL LIMITED++                                        5.36        11/20/2006             29,703
         98,653    WHITE PINE FINANCE LLC++                                               5.30        09/01/2006             98,651

                                                                                                                         60,726,853
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $60,726,853)                                                               60,726,853
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 13.12%

COMMERCIAL PAPER - 6.41%
$    12,000,000    FAIRWAY FINANCE CORPORATION^                                           5.26%       09/12/2006    $    11,980,713
     13,000,000    GIRO BALANCED FUNDING CORPORATION^                                     5.26        09/13/2006         12,977,207

                                                                                                                         24,957,920
                                                                                                                    ---------------

SHARES

MUTUAL FUNDS - 6.71%
     26,114,595    WELLS FARGO MONEY MARKET TRUST~+++                                                                    26,114,595
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $51,072,503)                                                                          51,072,515
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $487,599,959)*                               127.23%                                                          $   495,156,488
OTHER ASSETS AND LIABILITIES, NET                  (27.23)                                                             (105,962,762)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   389,193,726
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $27,432,240.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 94.52%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
          4,900   KURITA WATER INDUSTRIES LIMITED                                                                   $        87,027
                                                                                                                    ---------------

AGRICULTURAL PRODUCTION CROPS - 0.04%
          7,162   CHIQUITA BRANDS INTERNATIONAL INCORPORATED                                                                121,109
          3,203   DELTA & PINE LAND COMPANY+                                                                                129,593

                                                                                                                            250,702
                                                                                                                    ---------------

AGRICULTURAL SERVICES - 0.22%
         40,876   ABB GRAIN LIMITED                                                                                         208,475
         42,035   AWB LIMITED                                                                                               112,328
        149,800   IJM PLANTATIONS BHD                                                                                        65,113
        181,700   PADIBERAS NASIONAL BHD                                                                                     85,396
        215,000   PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                     113,444
          8,300   UNITED MALACCA BHD                                                                                         10,462
        204,800   UNITED PLANTATIONS BHD+                                                                                   472,915
         13,183   VCA ANTECH INCORPORATED                                                                                   466,942

                                                                                                                          1,535,075
                                                                                                                    ---------------

AIRPORT DEVELOP, MAINTENANCE - 0.01%
          8,246   EMPRESA BRASILEIRA DE AERONAUTICA SA+                                                                      79,922
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.65%
         10,469   ARISTOCRAT LEISURE LIMITED+                                                                               104,709
         11,336   BALLY TECHNOLOGIES INCORPORATED+                                                                          178,429
        295,800   BERJAYA LAND BHD                                                                                           41,385
        113,400   BERJAYA SPORTS TOTO BHD                                                                                   138,631
        370,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED+                                                   90,392
          1,141   CLUB MEDITERRANEE                                                                                          60,810
         62,949   CORPORATION INTERAMERICANA DE ENTRETENIMIENTO SA                                                          112,482
         12,512   FLIGHT CENTRE LIMITED                                                                                     109,954
          4,627   GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                                                             164,558
          5,089   HARRAH'S ENTERTAINMENT INCORPORATED                                                                       317,331
          1,200   HIS COMPANY LIMITED+                                                                                       31,381
          8,107   INTERNATIONAL GAME TECHNOLOGY+                                                                            313,579
          9,689   INTERNATIONAL SPEEDWAY CORPORATION CLASS A+                                                               468,948
          3,492   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES+                                                        100,660
             74   KUONI REISEN HOLDING                                                                                       38,778
          9,759   LADBROKERS PLC NEW+                                                                                        71,028
          2,636   LOTTOMATICA SPA                                                                                           101,989
        525,400   MAGNUM CORPORATION BHD                                                                                    306,876
        218,500   MIDA-MEDALIST ENTERTAINMENT PCL                                                                            35,176
          7,128   MULTIMEDIA GAMES INCORPORATED<<                                                                            68,286
          4,700   NAMCO BANDAI HOLDINGS INCORPORATED                                                                         74,026
          3,600   ORIENTAL LAND COMPANY LIMITED                                                                             206,074
          6,565   PENN NATIONAL GAMING INCORPORATED                                                                         217,433
         10,952   PINNACLE ENTERTAINMENT INCORPORATED                                                                       282,343
          2,400   RESORTTRUST INCORPORATED                                                                                   67,465
             12   ROUND ONE CORPORATION                                                                                      48,043
          3,500   SEGA SAMMY HOLDINGS INCORPORATED                                                                          119,554
         16,215   SIX FLAGS INCORPORATED<<                                                                                   84,642
         19,164   TABCORP HOLDINGS LIMITED+                                                                                 221,524
         33,408   TATTERSALL'S LIMITED                                                                                       83,408
         11,000   TOKYO DOME CORPORATION                                                                                     62,030
         12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                               38,945
         10,697   WESTWOOD ONE INCORPORATED                                                                                  78,409

                                                                                                                          4,439,278
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & ACCESSORY STORES - 1.13%
          6,643   ABERCROMBIE & FITCH COMPANY CLASS A                                                               $       428,673
         10,558   AEROPOSTALE INCORPORATED+                                                                                 268,173
         14,144   ANN TAYLOR STORES CORPORATION+                                                                            562,931
          3,300   AOKI HOLDINGS INCORPORATED                                                                                 58,750
          3,400   AOYAMA TRADING COMPANY LIMITED                                                                            110,635
         16,007   BULGARI SPA                                                                                               200,664
          8,767   CATO CORPORATION+                                                                                         203,657
            461   CHARLES VOEGELE HOLDING AG                                                                                 36,536
         29,039   CHARMING SHOPPES INCORPORATED+                                                                            382,153
         13,841   CHICO'S FAS INCORPORATED+                                                                                 255,228
          4,429   CHILDREN'S PLACE RETAIL STORES INCORPORATED                                                               256,749
          2,000   CHIYODA COMPANY LIMITED                                                                                    47,702
          8,447   CHRISTOPHER & BANKS CORPORATION                                                                           205,684
         19,500   CITIZEN WATCH COMPANY LIMITED                                                                             161,123
         25,483   COLORADO GROUP LIMITED                                                                                     91,250
          7,000   DAIMARU INCORPORATED                                                                                       86,401
         10,998   DRESS BARN INCORPORATED                                                                                   194,115
          1,500   FAST RETAILING COMPANY LIMITED                                                                            139,912
        256,000   GIORDANO INTERNATIONAL LIMITED                                                                            145,162
          9,000   HANKYU DEPARTMENT STORES                                                                                   71,604
         12,005   HOT TOPIC INCORPORATED+<<                                                                                 118,609
          2,431   INDUSTRIA DE DISENO TEXTIL SA                                                                             109,661
          6,600   ISETAN COMPANY LIMITED                                                                                    111,316
         22,104   JUST GROUP LIMITED                                                                                         58,055
          6,191   KOHLS CORPORATION                                                                                         386,999
          3,237   L'OREAL SA                                                                                                338,816
          7,193   LIMITED BRANDS+                                                                                           185,076
          2,832   LOJAS RENNER SA+                                                                                          172,377
         12,300   MARUI COMPANY LIMITED                                                                                     183,146
         17,000   MITSUKOSHI LIMITED                                                                                         80,080
          2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                         46,203
         17,887   NORDSTROM INCORPORATED                                                                                    668,079
          1,603   ORIFLAME COSMETICS SA                                                                                      55,300
         15,315   PACIFIC SUNWEAR OF CALIFORNIA<<                                                                           204,608
         16,064   PAYLESS SHOESOURCE INCORPORATED                                                                           376,861
          2,237   PINAULT-PRINTEMPTS-REDOUTE SA                                                                             308,947
            730   POINT INCORPORATED                                                                                         39,113
          1,000   RIGHT ON COMPANY LIMITED                                                                                   32,369
            900   SHIMANURA COMPANY LIMITED                                                                                  88,777
          9,000   TAKASHIMAYA COMPANY LIMITED                                                                               113,463
          1,900   UNITED ARROWS LIMITED                                                                                      33,664
          9,811   URBAN OUTFITTERS INCORPORATED+                                                                            153,935

                                                                                                                          7,772,556
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
          7,091   BILLABONG INTERNATIONAL LIMITED                                                                            80,127
          9,051   HENNES & MAURITZ AB CLASS B                                                                               351,584
          8,600   JONES APPAREL GROUP INCORPORATED                                                                          269,180
          8,000   LIZ CLAIBORNE INCORPORATED                                                                                298,960
            206   NOBEL BIOCARE HOLDING AG+                                                                                  50,209
         10,130   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                         391,423
          4,333   POLO RALPH LAUREN CORPORATION+                                                                            255,604
         45,500   PORTS DESIGN LIMITED                                                                                       70,322
          2,972   VALENTINO FASHION GROUP SPA                                                                                97,855

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (CONTINUED)
          4,600   VF CORPORATION                                                                                    $       321,494
         34,000   YGM TRADING LIMITED                                                                                        31,039

                                                                                                                          2,217,797
                                                                                                                    ---------------

AUTO PARTS & EQUIPMENT - 0.01%
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             35,326
        310,300   YARNAPUND PCL+                                                                                             50,781

                                                                                                                             86,107
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.32%
          2,700   AUTOZONE INCORPORATED+                                                                                    243,810
          1,741   CARMAX INCORPORATED                                                                                        65,618
            395   D'IETEREN SA                                                                                              131,827
         25,700   NISSAN MOTOR COMPANY LIMITED                                                                              292,038
         27,500   TOYOTA MOTOR CORPORATION                                                                                1,492,185

                                                                                                                          2,225,478
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
          5,237   RYDER SYSTEM INCORPORATED                                                                                 258,813
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.94%
          7,584   BEAZER HOMES USA INCORPORATED                                                                             305,635
         10,498   CENTEX CORPORATION                                                                                        534,873
        184,900   CH KARNCHANG PCL                                                                                           35,917
          3,000   COMSYS HOLDINGS CORPORATION                                                                                35,112
         66,321   CONSORCIO ARA SA DE CV                                                                                    308,726
         12,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      195,443
         44,144   DESARROLLADORA HOMEX SA DE CV                                                                             271,993
          6,011   DR HORTON INCORPORATED+                                                                                   131,821
        460,900   E&O PROPERTY DEVELOPMENT BHD                                                                               88,899
         39,422   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV                                                               133,659
        151,100   EVERGREEN FIBREBOARD BHD+                                                                                  34,891
         73,800   GAMUDA BHD                                                                                                 81,399
         14,500   HASEKO CORPORATION                                                                                         51,876
         13,306   IMPREGILO SPA                                                                                              49,223
        595,700   ITALIAN-THAI DEVELOPMENT PCL                                                                               82,428
          5,000   JGC CORPORATION                                                                                            89,868
         23,000   KAJIMA CORPORATION+                                                                                       106,580
          7,734   KB HOME+                                                                                                  330,706
          6,000   KINDEN CORPORATION                                                                                         48,503
        958,500   LAND & HOUSES PCL                                                                                         183,640
          8,637   LEIGHTON HOLDINGS LIMITED                                                                                 130,634
         12,088   LENNAR CORPORATION CLASS A+                                                                               542,026
          3,445   MDC HOLDINGS INCORPORATED                                                                                 147,412
            462   NVR INCORPORATED                                                                                          237,306
         18,000   OBAYASHI CORPORATION                                                                                      124,656
          9,000   OKUMURA CORPORATION                                                                                        49,295
          5,233   PULTE HOMES INCORPORATED+                                                                                 155,263
        166,499   SARE HOLDING SA DE CV                                                                                     187,661
         12,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                          105,286
         16,000   SEKISUI HOUSE LIMITED                                                                                     237,421
         18,000   SHIMIZU CORPORATION                                                                                       106,717
        291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                   34,727
          6,824   STANDARD-PACIFIC CORPORATION                                                                              163,298
         27,000   TAISEI CORPORATION                                                                                         97,057

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (CONTINUED)
         11,000   TODA CORPORATION                                                                                  $        52,847
          5,000   TRONOH CONSOLIDATED MALAYSIA BHD+                                                                           5,270
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                          84,852
        101,681   URBI DESARROLLOS URBANOS SA DE CV                                                                         265,548
          1,610   VINCI SA                                                                                                  174,294
          6,456   WALTER INDUSTRIES INCORPORATED<<                                                                          355,338
          8,220   WCI COMMUNITIES INCORPORATED<<                                                                            126,917

                                                                                                                          6,485,017
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.66%
         11,000   ASAHI GLASS COMPANY LIMITED                                                                               144,299
         11,945   FASTENAL COMPANY                                                                                          438,143
          6,754   FLETCHER BUILDING LIMITED                                                                                  38,367
         21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                    106,614
         18,892   GRAFTON GROUP PLC                                                                                         258,493
         38,459   HOME DEPOT INCORPORATED                                                                                 1,318,759
         27,398   KINGFISHER PLC                                                                                            123,114
          9,858   KINGSPAN GROUP PLC+                                                                                       176,561
          2,600   KOMERI COMPANY LIMITED                                                                                     90,140
         32,094   LOWE'S COMPANIES INCORPORATED+                                                                            868,464
         18,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                         191,967
          3,600   RINNAI CORPORATION                                                                                         99,970
         17,217   SANDVIK AB+                                                                                               188,283
          3,147   SCHNEIDER ELECTRIC SA                                                                                     335,645
         89,000   TECHTRONIC INDUSTRIES COMPANY                                                                             131,144

                                                                                                                          4,509,963
                                                                                                                    ---------------

BUSINESS SERVICES - 4.88%
         24,231   3COM CORPORATION+                                                                                         107,343
         17,557   ACTIVISION INCORPORATED+                                                                                  226,485
          7,396   ACTUATE CORPORATION+                                                                                       27,957
          9,744   ADOBE SYSTEMS INCORPORATED+                                                                               316,095
          7,103   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        364,668
         10,337   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         405,210
          4,036   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        203,979
          3,620   ANSYS INCORPORATED+                                                                                       169,199
         11,530   AQUANTIVE INCORPORATED+                                                                                   285,944
          3,973   ARBITRON INCORPORATED<<                                                                                   149,067
         13,381   ARIBA INCORPORATED+                                                                                       110,795
            655   ATOS ORIGIN SA                                                                                             34,397
         16,001   AUTODESK INCORPORATED+                                                                                    556,195
          8,629   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    407,289
          7,866   AVOCENT CORPORATION+                                                                                      237,789
         27,840   BEA SYSTEMS INCORPORATED                                                                                  382,243
          5,589   BISYS GROUP INCORPORATED+                                                                                  57,511
         14,367   BMC SOFTWARE INCORPORATED+                                                                                382,450
         12,369   BORLAND SOFTWARE CORPORATION                                                                               72,730
          5,301   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  281,271
         17,803   CADENCE DESIGN SYSTEMS INCORPORATED                                                                       292,503
          8,990   CATALINA MARKETING CORPORATION                                                                            257,564
         10,301   CENDANT CORPORATION+<<                                                                                     19,881
          8,705   CERIDIAN CORPORATION+                                                                                     207,788
          5,132   CERNER CORPORATION+                                                                                       236,380
         19,585   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                        364,085
          4,747   CHECKFREE CORPORATION+                                                                                    169,943
         90,000   CHINA UNICOM LIMITED                                                                                       80,658

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (CONTINUED)
          4,362   CHOICEPOINT INCORPORATED                                                                          $       157,686
          9,445   CIBER INCORPORATED+                                                                                        62,431
         22,204   CNET NETWORKS INCORPORATED+<<                                                                             209,384
          8,846   COGNEX CORPORATION+                                                                                       225,838
          9,735   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                        680,574
         13,266   COMPUTER SCIENCES CORPORATION+                                                                            628,543
         21,983   COMPUWARE CORPORATION                                                                                     167,071
          7,077   CONVERGYS CORPORATION+                                                                                    147,697
          9,009   CSG SYSTEMS INTERNATIONAL INCORPORATED                                                                    242,522
         87,840   DATATEC LIMITED                                                                                           346,368
          2,629   DCC PLC                                                                                                    66,016
          9,790   DELUXE CORPORATION                                                                                        175,437
             17   DENA COMPANY LIMITED+                                                                                      49,235
          7,016   DIGITAL RIVER INCORPORATED                                                                                340,557
          1,745   DST SYSTEMS INCORPORATED                                                                                  103,007
         22,053   EARTHLINK INCORPORATED                                                                                    162,090
         16,308   eBAY INCORPORATED+                                                                                        454,341
          4,953   ELECTRONIC ARTS INCORPORATED+                                                                             252,454
         14,783   ELECTRONICS FOR IMAGING                                                                                   340,600
            617   EURONEXT NV                                                                                                55,491
          7,226   F5 NETWORKS INCORPORATED                                                                                  361,950
          1,313   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                      57,903
          3,222   FAIR ISAAC CORPORATION+                                                                                   112,802
          5,451   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       199,725
          6,698   FILENET CORPORATION                                                                                       234,028
         12,516   FIRST DATA CORPORATION                                                                                    537,813
         10,614   FISERV INCORPORATED+                                                                                      468,820
        802,000   FOUNDER HOLDINGS LIMITED                                                                                   40,733
         35,785   GEMPLUS INTERNATIONAL SA+                                                                                  73,353
          2,969   GETTY IMAGES INCORPORATED+                                                                                134,882
          4,598   GLOBAL PAYMENTS INCORPORATED                                                                              174,954
          3,259   GOOGLE INCORPORATED CLASS A                                                                             1,233,629
          2,522   GROUPE BRUXELLES LAMBERT SA                                                                               264,785
         20,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    139,175
          8,610   HURRAY! HOLDING COMPANY LIMITED+                                                                           54,846
          9,076   HYPERION SOLUTIONS CORPORATION+                                                                           300,597
          5,245   INFOSPACE INCORPORATED                                                                                    116,596
          4,360   INTERGRAPH CORPORATION                                                                                    162,890
          6,944   INTERNET SECURITY SYSTEMS INCORPORATED+                                                                   192,071
         29,783   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               273,408
          5,904   INTERWOVEN INCORPORATED+                                                                                   64,767
          5,242   INTUIT INCORPORATED+                                                                                      158,413
          6,130   IRON MOUNTAIN INCORPORATED+                                                                               251,269
          4,542   JDA SOFTWARE GROUP INCORPORATED                                                                            75,352
          9,884   JUNIPER NETWORKS INCORPORATED+                                                                            144,998
          5,501   KEANE INCORPORATED                                                                                         85,155
         13,340   KFX INCORPORATED<<                                                                                        213,707
          4,929   KRONOS INCORPORATED                                                                                       150,433
          4,999   LAMAR ADVERTISING COMPANY                                                                                 261,448
         34,000   MARUBENI CORPORATION                                                                                      181,592
         10,412   MCAFEE INCORPORATED                                                                                       236,977
         14,171   MENTOR GRAPHICS CORPORATION                                                                               205,480
        144,520   MICROSOFT CORPORATION+                                                                                  3,712,719
          7,288   MONSTER WORLDWIDE INCORPORATED                                                                            296,913
         20,477   MPS GROUP INCORPORATED+                                                                                   287,907
          4,165   MRO SOFTWARE INCORPORATED                                                                                 106,999

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (CONTINUED)
          5,735   NAVTEQ CORPORATION                                                                                $       152,322
          4,834   NCO GROUP INCORPORATED+                                                                                   126,651
         10,017   NCR CORPORATION                                                                                           348,491
         10,343   NETFLIX INCORPORATED+<<                                                                                   206,963
         23,909   NOVELL INCORPORATED+                                                                                      159,473
         32,000   NWS HOLDINGS LIMITED                                                                                       64,928
          2,705   OMNICOM GROUP INCORPORATED                                                                                236,471
          3,702   OMX AB                                                                                                     56,193
         71,915   ORACLE CORPORATION                                                                                      1,125,470
          5,184   PACKETEER INCORPORATED+                                                                                    52,099
         20,826   PARAMETRIC TECHNOLOGY CORPORATION                                                                         335,507
         14,876   PEROT SYSTEMS CORPORATION CLASS A                                                                         213,619
         33,100   PHATRA SECURITIES PCL                                                                                      34,351
         24,488   PSION PLC                                                                                                  54,786
          4,667   RADISYS CORPORATION+                                                                                      110,468
         12,550   RED HAT INCORPORATED                                                                                      291,662
         16,824   RENT-A-CENTER INCORPORATED                                                                                455,930
          1,169   REUTERS GROUP PLC                                                                                          53,938
         10,140   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    313,732
         15,496   RSA SECURITY INCORPORATED+                                                                                431,564
         12,029   S1 CORPORATION+                                                                                            61,228
          4,516   SALESFORCE.COM INCORPORATED                                                                               155,712
          6,373   SAP AG+<<                                                                                                 304,247
         10,931   SONICWALL INCORPORATED                                                                                    112,152
         10,175   SPHERION CORPORATION                                                                                       76,007
          6,852   SRA INTERNATIONAL INCORPORATED CLASS A+                                                                   191,925
          2,682   SUBMARINO SA                                                                                               55,041
         79,076   SUN MICROSYSTEMS INCORPORATED                                                                             394,589
         17,456   SYBASE INCORPORATED+                                                                                      402,710
         18,695   SYMANTEC CORPORATION                                                                                      348,475
          9,020   SYNOPSYS INCORPORATED                                                                                     171,019
         12,460   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED                                                                152,012
          6,596   TELETECH HOLDINGS INCORPORATED+                                                                            99,600
          7,245   THE BRINK'S COMPANY                                                                                       412,748
         10,487   THQ INCORPORATED+                                                                                         270,565
         40,778   TIBCO SOFTWARE INCORPORATED+                                                                              320,515
          6,300   TOYOTA TSUSHO CORPORATION                                                                                 165,825
          6,079   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                              201,640
         18,902   UNISYS CORPORATION+                                                                                       101,126
          3,369   UNITAB LIMITED                                                                                             36,140
         12,871   UNITED ONLINE INCORPORATED                                                                                147,630
         14,858   UNITED RENTALS INCORPORATED                                                                               321,824
          2,063   VIAD CORPORATION+                                                                                          73,092
          4,462   VIGNETTE CORPORATION+                                                                                      61,709
          9,142   WEBMETHODS INCORPORATED                                                                                    72,130
          7,947   WEBSENSE INCORPORATED+                                                                                    164,264
         14,926   WIND RIVER SYSTEMS INCORPORATED                                                                           151,797
          4,605   WPP GROUP PLC                                                                                              56,116
            236   YAHOO JAPAN CORPORATION                                                                                    88,554
         22,750   YAHOO! INCORPORATED<<                                                                                     655,655

                                                                                                                         33,494,515
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.18%
         25,894    ABBOTT LABORATORIES                                                                                    1,261,038
          2,691    ABRAXIS BIOSCIENCE INCORPORATED+<<                                                                        66,952
          2,140    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    141,861

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          8,101   ALBANY MOLECULAR RESEARCH INCORPORATED+                                                           $        79,390
          5,897   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     221,432
         17,864   AMGEN INCORPORATED+                                                                                     1,213,502
         16,252   ANDRX CORPORATION+                                                                                        387,448
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      51,466
         71,300   AROMATICS THAILAND PCL                                                                                     57,393
         11,000   ASAHI KASEI CORPORATION                                                                                    72,712
         11,300   ASTELLAS PHARMA INCORPORATED                                                                              458,180
         11,792   ASTRAZENECA PLC ADR                                                                                       768,131
         13,480   AVON PRODUCTS INCORPORATED                                                                                387,011
          8,299   BARR PHARMACEUTICALS INCORPORATED                                                                         468,894
          2,720   BASF AG+                                                                                                  224,172
          4,468   BAYER AG                                                                                                  221,613
          6,807   BIOGEN IDEC INCORPORATED+<<                                                                               300,461
          6,572   BRASKEM SA                                                                                                 42,761
         31,925   BRISTOL-MYERS SQUIBB COMPANY+                                                                             694,369
          3,031   CABOT CORPORATION                                                                                         100,720
          6,851   CAMBREX CORPORATION+                                                                                      154,490
         11,195   CELL GENESYS INCORPORATED+<<                                                                               55,863
         23,454   CELL THERAPEUTICS INCORPORATED+<<                                                                          35,650
          6,871   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    279,237
         18,438   CHEMTURA CORPORATION+                                                                                     160,226
        352,000   CHINA PHARMACEUTICAL GROUP LIMITED                                                                         45,260
          8,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     181,609
          8,016   CHURCH & DWIGHT COMPANY INCORPORATED+                                                                     308,616
          7,390   COLGATE-PALMOLIVE COMPANY                                                                                 442,365
          2,899   CSL LIMITED                                                                                               112,551
          9,743   CUBIST PHARMACEUTICALS INCORPORATED<<                                                                     228,571
          6,105   CYTEC INDUSTRIES INCORPORATED                                                                             325,702
          7,374   DADE BEHRING HOLDINGS INCORPORATED                                                                        298,573
         13,800   DAIICHI SANKYO COMPANY LIMITED+                                                                           380,868
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  71,144
         14,244   DOW CHEMICAL COMPANY+                                                                                     543,124
          5,599   EASTMAN CHEMICAL COMPANY<<                                                                                293,668
         10,738   ECOLAB INCORPORATED+                                                                                      478,700
         12,991   EI DU PONT DE NEMOURS & COMPANY                                                                           519,250
          6,696   EISAI COMPANY LIMITED                                                                                     319,143
          6,233   ELAN CORPORATION PLC                                                                                      103,810
         11,833   ESTEE LAUDER COMPANIES INCORPORATED CLASS A+                                                              436,164
          5,015   FERRO CORPORATION+                                                                                         85,656
          5,707   FMC CORPORATION+                                                                                          348,812
          7,892   FOREST LABORATORIES INCORPORATED+                                                                         394,442
          8,248   GENENTECH INCORPORATED+                                                                                   680,625
          5,053   GENZYME CORPORATION+                                                                                      334,660
          9,401   GILEAD SCIENCES INCORPORATED                                                                              596,023
         20,893   GLAXOSMITHKLINE PLC ADR                                                                                 1,186,305
          5,572   H LUNDBECK AS                                                                                             128,476
          9,436   HB FULLER COMPANY                                                                                         181,454
          2,700   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                              75,898
         12,407   HOSPIRA INCORPORATED                                                                                      454,468
          6,355   IDEXX LABORATORIES INCORPORATED                                                                           584,724
          4,996   IMCLONE SYSTEMS INCORPORATED+                                                                             149,380
         13,373   IMMUCOR INCORPORATED                                                                                      277,757
          6,318   IMPERIAL CHEMICAL INDUSTRIES PLC                                                                           44,781
          4,715   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           187,516
          4,465   INVITROGEN CORPORATION                                                                                    271,695

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        368,000   KALBE FARMA TBK PT+                                                                               $        45,307
         20,415   KING PHARMACEUTICALS INCORPORATED+<<                                                                      331,131
         36,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                      117,799
         16,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                         117,211
         16,481   LYONDELL CHEMICAL COMPANY                                                                                 428,176
          6,217   MARTEK BIOSCIENCES CORPORATION<<                                                                          186,945
          9,346   MEDICINES COMPANY                                                                                         210,846
         11,793   MEDICIS PHARMACEUTICAL CORPORATION CLASS A+                                                               345,417
         18,990   MEDIMMUNE INCORPORATED                                                                                    524,884
         31,113   MERCK & COMPANY INCORPORATED                                                                            1,261,632
         14,581   MGI PHARMA INCORPORATED                                                                                   220,611
         24,762   MILLENNIUM PHARMACEUTICALS INCORPORATED                                                                   268,915
          1,426   MINERALS TECHNOLOGIES INCORPORATED                                                                         74,138
          1,900   MIRACA HOLDINGS INCORPORATED                                                                               46,774
         17,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  111,504
          8,608   MONSANTO COMPANY+                                                                                         408,364
            300   MURAMOTO ELECTRON THAILAND PCL                                                                              1,557
         19,545   MYLAN LABORATORIES INCORPORATED+                                                                          397,154
         13,580   NABI BIOPHARMACEUTICALS                                                                                    80,529
          8,130   NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                     94,227
          2,300   NITTO DENKO CORPORATION                                                                                   165,160
         18,182   NOVARTIS AG ADR                                                                                         1,038,556
          1,845   NOVO-NORDISK AS                                                                                           136,124
         10,957   NPS PHARMACEUTICALS INCORPORATED                                                                           48,868
         13,699   OLIN CORPORATION                                                                                          205,896
          5,202   OM GROUP INCORPORATED                                                                                     208,080
          1,612   OMEGA PHARMA SA                                                                                            92,914
          4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        200,358
          7,828   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      118,281
          4,320   OSI PHARMACEUTICALS INCORPORATED                                                                          161,006
          7,762   PAR PHARMACEUTICAL COMPANIES INCORPORATED<<                                                               139,328
          8,680   PDL BIOPHARMA INCORPORATED                                                                                170,996
         21,288   PERRIGO COMPANY                                                                                           343,588
         99,148   PFIZER INCORPORATED                                                                                     2,732,519
          1,428   PPG INDUSTRIES INCORPORATED                                                                                90,478
          4,302   PRAXAIR INCORPORATED                                                                                      246,978
         56,379   PROCTER & GAMBLE COMPANY                                                                                3,489,860
         75,000   PT TEMPO SCAN PACIFIC - LOCAL                                                                              56,062
         91,900   PTT CHEMICAL PCL                                                                                          189,522
          5,249   RECKITT BENCKISER PLC+                                                                                    217,876
          6,569   RECORDATI SPA                                                                                              47,844
         11,980   ROCHE HOLDING AG                                                                                        1,102,341
         10,253   ROHM & HAAS COMPANY                                                                                       452,157
         23,952   RPM INTERNATIONAL INCORPORATED+                                                                           450,537
         17,805   SANOFI-AVENTIS                                                                                            800,335
          3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                      78,913
            460   SCHERING AG+                                                                                               53,334
          5,910   SENSIENT TECHNOLOGIES CORPORATION+                                                                        118,909
          7,882   SEPRACOR INCORPORATED<<                                                                                   370,533
            108   SERONO SA CLASS B                                                                                          75,285
          5,100   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                        290,634
          7,000   SHIONOGI & COMPANY LIMITED                                                                                125,815
          2,777   SHIRE PLC+                                                                                                 47,165
          9,668   SHISEIDO COMPANY LIMITED                                                                                  192,065
         42,051   SIGMA PHARMACEUTICALS LIMITED                                                                              79,944
          3,648   SIGMA-ALDRICH CORPORATION+                                                                                264,954

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        116,000   SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                                                    $        54,739
         20,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         157,417
         15,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,045,752
          7,000   TANABE SEIYAKU COMPANY LIMITED                                                                             89,203
          6,274   TARO PHARMACEUTICALS INDUSTRIES+<<                                                                         82,064
        594,300   THAI PETROCHEM                                                                                            114,653
          9,469   THE MOSAIC COMPANY                                                                                        153,777
          1,000   TSUMURA & CO.                                                                                              25,086
          2,614   UCB SA                                                                                                    153,247
          4,777   UNITED THERAPEUTICS CORPORATION                                                                           260,776
         16,972   USEC INCORPORATED+                                                                                        171,587
          7,768   VERTEX PHARMACEUTICALS INCORPORATED                                                                       267,608
         21,691   WYETH+                                                                                                  1,056,352

                                                                                                                         42,485,359
                                                                                                                    ---------------

COAL MINING - 0.48%
          3,997   ANGLO AMERICAN PLC+                                                                                       172,909
         10,621   ANGLO AMERICAN PLC ADR                                                                                    230,263
          9,881   ARCH COAL INCORPORATED                                                                                    323,603
         30,000   BANPU PCL                                                                                                 112,560
         14,281   BHP BILLITON PLC                                                                                          272,187
        609,500   BUMI RESOURCES TBK PT(a)                                                                                   50,250
        139,000   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                      245,928
         12,768   CONSOL ENERGY INCORPORATED+                                                                               465,649
         23,060   INTERNATIONAL COAL GROUP INCORPORATED                                                                     143,894
          4,574   PEABODY ENERGY CORPORATION+                                                                               201,576
         31,484   SASOL LIMITED                                                                                           1,090,922

                                                                                                                          3,309,741
                                                                                                                    ---------------

COMMUNICATIONS - 4.07%
         11,829   ADTRAN INCORPORATED                                                                                       294,187
        112,900   ADVANCED INFO SERVICE PCL+                                                                                268,881
          5,601   ALLTEL CORPORATION                                                                                        303,630
        939,629   AMERICA MOVIL SA DE CV                                                                                  1,756,485
          7,402   AMERICAN TOWER CORPORATION CLASS A+                                                                       265,436
          8,643   ANIXTER INTERNATIONAL INCORPORATED+                                                                       470,957
         53,562   AT&T INCORPORATED<<                                                                                     1,667,385
          6,474   AUDIOVOX CORPORATION+                                                                                      95,880
         35,549   AVAYA INCORPORATED+                                                                                       371,487
          7,269   BELGACOM SA                                                                                               256,750
         26,730   BELLSOUTH CORPORATION                                                                                   1,088,446
         56,519   BT GROUP PLC+                                                                                             265,269
          1,374   BT GROUP PLC ADR                                                                                           64,660
         17,599   CABLE & WIRELESS PLC                                                                                       41,132
         14,258   CABLEVISION SYSTEMS CORPORATION                                                                           331,926
        175,401   CARSO GLOBAL TELECOM SA DE CV+                                                                            485,397
          8,525   CENTURYTEL INCORPORATED+                                                                                  339,466
        416,000   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                       68,466
         81,500   CHINA MOBILE LIMITED                                                                                      548,066
         39,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                           68,500
        736,000   CHINA TELECOM CORPORATION LIMITED                                                                         247,944
         50,014   CINCINNATI BELL INCORPORATED                                                                              252,571
         21,373   COMCAST CORPORATION CLASS A                                                                               748,055
         15,135   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   520,039
          5,598   CUMULUS MEDIA INCORPORATED+                                                                                56,204
         22,654   DEUTSCHE TELEKOM AG                                                                                       331,655

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (CONTINUED)
         30,200   DIGI.COM BHD                                                                                      $        96,811
         11,754   ECHOSTAR COMMUNICATIONS CORPORATION                                                                       373,190
          2,121   EMBARQ CORPORATION+                                                                                       100,005
          3,602   ENTERCOM COMMUNICATIONS CORPORATION                                                                        91,527
         21,215   EXTREME NETWORKS                                                                                           78,283
          1,957   FASTWEB                                                                                                    76,144
         14,557   FRANCE TELECOM SA<<                                                                                       324,912
        151,102   GRUPO TELEVISA SA                                                                                         573,922
          5,043   HUSQVARNA AB B SHARES                                                                                      54,454
          6,659   IAC INTERACTIVECORP+                                                                                      189,648
          9,213   IDT CORPORATION                                                                                           131,562
         42,432   INDEPENDENT NEWS & MEDIA PLC+                                                                             135,904
             54   KDDI CORPORATION                                                                                          356,489
      1,379,600   LEADER UNIVERSAL HOLDINGS BHD                                                                             170,529
          2,713   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                 125,503
         63,545   LEVEL 3 COMMUNICATIONS INCORPORATED<<                                                                     281,504
         13,685   LIBERTY GLOBAL INCORPORATED+                                                                              315,850
          1,984   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A                                                        171,279
         10,037   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   191,305
          8,054   LIVE NATION INCORPORATED<<                                                                                168,973
         66,200   MAXIS COMMUNICATIONS BHD                                                                                  158,261
          5,576   MEDIASET SPA                                                                                               64,436
         76,000   MOBILONE LIMITED                                                                                           98,516
            580   MOBISTAR SA                                                                                                47,705
         48,330   MTN GROUP LIMITED+                                                                                        383,157
          9,589   NII HOLDINGS INCORPORATED                                                                                 511,573
         16,517   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                  415,898
         30,114   NTT DOCOMO INCORPORATED                                                                                   466,767
        110,000   PCCW LIMITED                                                                                               68,880
          7,954   PORTUGAL TELECOM SGPS SA                                                                                   99,966
        156,000   PT INDONESIAN SATELLITE CORPORATION TBK (INDOSAT)                                                          75,453
         19,768   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          174,156
          9,365   RADIO ONE INCORPORATED CLASS D                                                                             57,501
            141   RAKUTEN INCORPORATED+                                                                                      61,135
            400   ROGERS COMMUNICATIONS INCORPORATED+                                                                        20,628
          1,811   ROGERS COMMUNICATIONS INCORPORATED ADR                                                                     93,375
          6,812   ROYAL KPN NV+                                                                                              84,043
          6,991   ROYAL KPN NV ADR                                                                                           86,688
            543   RTL GROUP                                                                                                  55,097
        379,400   SAMART CORPORATION PCL                                                                                     97,929
         15,729   SBA COMMUNICATIONS CORPORATION                                                                            404,864
        188,600   SHIN SATELLITE PCL                                                                                         45,920
          6,340   SINCLAIR BROADCAST GROUP INCORPORATED+                                                                     48,945
        188,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      297,613
         41,310   SPRINT NEXTEL CORPORATION+                                                                                698,965
          5,747   TDC AS                                                                                                    209,255
          4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                         118,412
          5,189   TELE2 AB                                                                                                   51,376
        262,500   TELECOM ASIA                                                                                               63,215
         28,375   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                 77,712
         97,374   TELECOM ITALIA RNC SPA                                                                                    239,521
         96,414   TELECOM ITALIA SPA                                                                                        266,804
        172,900   TELECOM MALAYSIA BHD                                                                                      427,435
          3,803   TELECOMUNICACOES DE SAO PAULO SA+                                                                          85,851
         13,989   TELEFONAKTIEBOLAGET LM ERICSSON                                                                           467,233
          8,558   TELEFONICA SA                                                                                             440,138

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (CONTINUED)
        726,936   TELEFONOS DE MEXICO SA DE CV+                                                                     $       880,614
          2,078   TELEMAR NORTE LESTE SA                                                                                     42,258
          3,200   TELENOR ASA                                                                                                40,494
          3,814   TELEPHONE & DATA SYSTEMS INCORPORATED+                                                                    161,752
         21,651   TELIASONERA AB                                                                                            133,847
         82,152   TELSTRA CORPORATION LIMITED+                                                                              225,803
          3,030   TELUS CORPORATION                                                                                         144,046
        662,300   THAILAND BHAT+                                                                                             39,830
        138,673   TV AZTECA SA DE CV                                                                                         91,492
         58,500   UNITED COMMUNICATION INDUSTRY PCL                                                                          66,937
         14,860   UNIVISION COMMUNICATIONS INCORPORATED CLASS A                                                             513,562
         40,924   VERIZON COMMUNICATIONS INCORPORATED+                                                                    1,439,706
          5,677   VIACOM INCORPORATED+                                                                                      206,359
          9,115   VIVENDI SA                                                                                                313,545
         23,696   VIVO PARTICIPACOES SA                                                                                      75,155
         39,982   VODAFONE GROUP PLC ADR                                                                                    869,209
          6,593   WINDSTREAM CORPORATION                                                                                     87,028
         17,293   XM SATELLITE RADIO HOLDINGS INCORPORATED                                                                  224,117
         27,400   ZTE CORPORATION+                                                                                           93,714

                                                                                                                         27,930,559
                                                                                                                    ---------------

COMPUTERS & OFFICE EQUIPMENT - 0.06%
          8,295   AGILYSYS INCORPORATED                                                                                     112,148
      1,209,300   CAL-COMP ELECTRONICS THAILAND PCL                                                                         122,925
          2,326   GAMESTOP CORPORATION                                                                                       93,970
        289,400   GLOBETRONICS TECHNOLOGY BHD                                                                                22,407
        762,700   MAGNECOMP PRECISION TECHNOLOGY                                                                             45,868

                                                                                                                            397,318
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.24%
         12,713   ASIAINFO HOLDINGS INCORPORATED+                                                                            54,539
          5,175   CHEMED CORPORATION                                                                                        203,947
          7,648   DYCOM INDUSTRIES INCORPORATED+                                                                            154,872
          5,971   EMCOR GROUP INCORPORATED+                                                                                 331,032
          5,357   INSITUFORM TECHNOLOGY INCORPORATED                                                                        122,943
            171   KOBENHAVNS LUFTHAVNE                                                                                       53,158
         21,345   QUANTA SERVICES INCORPORATED+                                                                             378,447
        103,948   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  339,002

                                                                                                                          1,637,940
                                                                                                                    ---------------

CONSUMER SERVICES - 0.12%
         21,441   EMDEON CORPORATION+                                                                                       254,076
          2,690   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       276,909
         97,600   RESORTS WORLD BHD                                                                                         315,523

                                                                                                                            846,508
                                                                                                                    ---------------

CONTAINERS, PACKAGING - 0.03%
        336,100   CAN-ONE BHD                                                                                                82,633
      1,192,800   POLYPLEX PCL                                                                                               96,490

                                                                                                                            179,123
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 9.64%
         12,444   ABN AMRO HOLDING NV                                                                                       355,399
         12,528   ALLIED IRISH BANKS PLC                                                                                    327,425
          6,430   ALPHA BANK AE                                                                                             171,016
          3,683   AMCORE FINANCIAL INCORPORATED                                                                             110,674

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        136,400   AMINVESTMENT GROUP BHD                                                                            $        58,547
        274,800   AMMB HOLDINGS BHD                                                                                         182,901
         29,609   AMSOUTH BANCORPORATION                                                                                    848,298
          3,847   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     112,409
         20,042   ANGLO IRISH BANK CORPORATION PLC                                                                          331,230
         11,707   ASSOCIATED BANC-CORP                                                                                      369,239
          7,747   ASTORIA FINANCIAL CORPORATION                                                                             237,833
         40,119   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                             834,690
         31,448   BANCA INTESA RNC SPA                                                                                      200,340
         45,502   BANCA INTESA SPA                                                                                          304,882
         29,201   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                       177,608
          8,557   BANCA POPOLARE ITALIANA                                                                                   108,093
         11,698   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                        267,366
          9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                    221,329
          6,181   BANCO BRADESCO SA                                                                                         191,109
          3,556   BANCO DO BRASIL SA+                                                                                        80,110
          3,973   BANCO ITAU HOLDING FINANCEIRA SA                                                                          102,753
          4,185   BANCO NOSSA CAIXA SA+                                                                                      85,886
          2,588   BANCO POPOLARE DI VERONA E NOVARA SCRL                                                                     76,922
         30,427   BANCO SANTANDER CENTRAL HISPANO SA<<                                                                      473,748
         16,218   BANCORPSOUTH INCORPORATED                                                                                 455,077
        136,600   BANGKOK BANK PCL                                                                                          381,666
        415,500   BANK CENTRAL ASIA TBK PT                                                                                  207,819
        326,000   BANK MANDIRI PERSERO TBK PT                                                                                75,256
         61,343   BANK OF AMERICA CORPORATION                                                                             3,157,324
        261,000   BANK OF AYUDHYA PCL                                                                                       124,319
      1,078,000   BANK OF CHINA LIMITED                                                                                     467,114
         50,741   BANK OF EAST ASIA LIMITED                                                                                 225,757
         10,000   BANK OF FUKUOKA LIMITED                                                                                    76,920
          8,908   BANK OF HAWAII CORPORATION                                                                                434,889
         17,186   BANK OF IRELAND                                                                                           325,864
            900   BANK OF MONTREAL+                                                                                          54,490
         11,196   BANK OF NEW YORK COMPANY INCORPORATED                                                                     377,865
          1,800   BANK OF NOVA SCOTIA                                                                                        76,980
         23,000   BANK OF YOKOHAMA LIMITED                                                                                  181,814
        136,000   BANK RAKYAT INDONESIA                                                                                      65,032
         11,130   BARCLAYS PLC                                                                                              563,178
         11,762   BB&T CORPORATION                                                                                          503,414
         15,636   BNP PARIBAS                                                                                               830,115
        166,000   BOC HONG KONG HOLDINGS LIMITED+                                                                           364,134
        212,900   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                           370,160
            600   CANADIAN IMPERIAL BANK OF COMMERCE                                                                         43,606
         25,846   CAPITALIA SPA+                                                                                            225,496
          7,699   CATHAY GENERAL BANCORP                                                                                    287,096
         15,000   CHIBA BANK LIMITED                                                                                        139,657
          5,763   CHINA BANKING CORPORATION                                                                                  79,405
         10,384   CHITTENDEN CORPORATION+                                                                                   299,578
         63,344   CITIGROUP INCORPORATED                                                                                  3,126,026
          8,606   CITIZENS BANKING CORPORATION                                                                              216,871
         12,939   COLONIAL BANCGROUP INCORPORATED                                                                           316,876
          3,298   COMERICA INCORPORATED                                                                                     188,811
          4,761   COMMERCE BANCSHARES INCORPORATED                                                                          238,621
          4,981   COMMERZBANK AG                                                                                            174,212
         24,824   COMMONWEALTH BANK OF AUSTRALIA+                                                                           866,536
         10,873   COMPASS BANCSHARES INCORPORATED+                                                                          630,634
          6,650   CREDIT AGRICOLE SA+                                                                                       270,158

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
          5,404   CREDITO EMILIANO SPA                                                                              $        77,610
          9,854   CULLEN FROST BANKERS INCORPORATED                                                                         580,992
          9,840   DANSKE BANK                                                                                               378,566
          3,789   DEUTSCHE BANK AG+<<                                                                                       433,121
         22,611   DEXIA                                                                                                     580,809
          7,313   DIME COMMUNITY BANCSHARES                                                                                 104,503
         10,826   EAST WEST BANCORP INCORPORATED                                                                            438,453
          3,900   EFG EUROBANK ERGASIAS SA+                                                                                 117,917
          1,716   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                            103,767
         10,529   FIFTH THIRD BANCORP+                                                                                      414,211
         18,070   FIRST BANCORP PUERTO RICO                                                                                 166,063
         11,937   FIRST HORIZON NATIONAL CORPORATION                                                                        455,755
         10,244   FIRST MIDWEST BANCORP INCORPORATED                                                                        382,613
         27,402   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                409,934
          2,628   FIRSTFED FINANCIAL CORPORATION<<                                                                          133,660
         12,915   FIRSTMERIT CORPORATION                                                                                    297,174
         86,055   FIRSTRAND LIMITED                                                                                         212,901
         11,840   FNB CORPORATION PA                                                                                        193,821
          6,968   FORTIS                                                                                                    271,203
         42,885   FULTON FINANCIAL CORPORATION                                                                              716,180
         10,025   GREATER BAY BANCORP+                                                                                      285,412
         31,400   HANG SENG BANK LIMITED                                                                                    397,686
          3,836   HARBOR FLORIDA BANCSHARES INCORPORATED<<                                                                  169,896
          8,987   HBOS PLC+                                                                                                 514,378
         20,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                      78,709
         68,900   HONG LOENG FINANCIAL GROUP BHD                                                                             84,979
         15,249   HSBC HOLDINGS PLC+                                                                                      1,386,744
         43,988   HUDSON CITY BANCORP INCORPORATED+                                                                         574,483
         21,850   HUNTINGTON BANCSHARES INCORPORATED+                                                                       522,652
         14,568   INDYMAC BANCORP INCORPORATED+<<                                                                           569,609
          4,337   INVESTORS FINANCIAL SERVICES CORPORATION                                                                  201,063
         12,000   JOYO BANK LIMITED                                                                                          72,575
         46,166   JPMORGAN CHASE & COMPANY                                                                                2,107,940
            586   JULIUS BAER HOLDING AG                                                                                     56,322
          4,419   KBC GROEP NV                                                                                              475,840
          8,750   KEYCORP                                                                                                   321,913
        129,200   KIATNAKIN BANK PCL                                                                                         97,983
        566,100   KRUNG THAI BANK PCL                                                                                       171,728
          9,505   LLOYDS TSB GROUP PLC                                                                                      377,158
          2,014   M&T BANK CORPORATION                                                                                      246,634
        138,400   MALAYAN BANKING BHD                                                                                       421,103
        134,800   MALAYSIAN PLANTATIONS BHD                                                                                  79,100
         19,233   MARSHALL & ILSLEY CORPORATION                                                                             896,835
         11,818   MEDIOBANCA SPA+                                                                                           257,693
          5,613   MELLON FINANCIAL CORPORATION                                                                              208,972
         10,262   MERCANTILE BANKSHARES CORPORATION+                                                                        378,976
              3   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                40,888
         14,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                        163,857
            166   MIZUHO FINANCIAL GROUP INCORPORATED                                                                     1,341,914
         27,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                     63,708
          5,432   NATIONAL AUSTRALIA BANK LIMITED<<                                                                         751,517
         40,665   NATIONAL BANK OF GREECE SA                                                                                338,333
         12,133   NATIONAL CITY CORPORATION                                                                                 419,559
          8,412   NETBANK INCORPORATED+                                                                                      51,650
         23,111   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   379,252
         12,000   NISHI-NIPPON CITY BANK LIMITED                                                                             58,265

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         19,790   NORDEA BANK AB+                                                                                   $       248,508
          9,618   NORTH FORK BANCORPORATION INCORPORATED                                                                    263,918
         13,673   OLD NATIONAL BANCORP                                                                                      255,822
         12,000   ORIENT CORPORATION                                                                                         33,221
         10,764   PACIFIC CAPITAL BANCORP+                                                                                  300,961
          2,227   PARK NATIONAL CORPORATION+                                                                                230,739
          5,054   PEOPLE'S BANK BRIDGEPORT CT                                                                               182,702
          4,276   PIRAEUS BANK SA                                                                                           111,865
          4,930   PNC FINANCIAL SERVICES GROUP                                                                              348,995
         23,641   POPULAR INCORPORATED                                                                                      450,361
            590   PREMIERWEST BANCORP+                                                                                        9,110
          5,940   PROVIDENT BANKSHARES CORPORATION                                                                          222,631
          8,402   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 156,697
        127,500   PUBLIC BANK BHD                                                                                           232,070
         11,393   REGIONS FINANCIAL CORPORATION                                                                             410,034
         15,296   REPUBLIC BANCORP INCORPORATED                                                                             197,777
             93   RESONA HOLDINGS INCORPORATED                                                                              293,113
        299,900   RHBCAPITAL BHD                                                                                            223,234
          6,800   ROYAL BANK OF CANADA                                                                                      301,334
          3,210   ROYAL BANK OF CANADA NEW YORK SHARES                                                                      142,588
         23,754   ROYAL BANK OF SCOTLAND GROUP PLC                                                                          805,972
         13,181   SANPAOLO IMI SPA+                                                                                         552,548
              4   SAPPORO HOLDINGS                                                                                           43,954
         21,000   SHINSEI BANK LIMITED                                                                                      129,333
          9,000   SHIZUOKA BANK LIMITED                                                                                     103,037
        107,800   SIAM CITY BANK PCL                                                                                         57,945
         82,300   SIAM COMMERCIAL BANK PUBLIC COMPANY LIMITED                                                               127,020
          3,750   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                   97,026
         11,281   SKY FINANCIAL GROUP INCORPORATED+                                                                         277,738
         19,202   SOCIETE GENERALE+                                                                                         619,403
         16,514   SOUTH FINANCIAL GROUP INCORPORATED                                                                        446,373
         32,734   SOVEREIGN BANCORP INCORPORATED+                                                                           682,183
         21,340   ST GEORGE BANK LIMITED                                                                                    487,326
         24,085   STANDARD BANK GROUP LIMITED                                                                               259,811
          6,428   STANDARD CHARTERED PLC                                                                                    160,945
          9,054   STERLING BANCSHARES INCORPORATED TEXAS+                                                                   187,780
         25,000   SUMITOMO TRUST & BANKING COMPANY LIMITED+                                                                 266,408
         14,940   SUNCORP-METWAY LIMITED                                                                                    233,837
          6,990   SUNTRUST BANKS INCORPORATED                                                                               534,036
         11,628   SUSQUEHANNA BANCSHARES INCORPORATED                                                                       284,537
          5,714   SVB FINANCIAL GROUP<<                                                                                     258,216
         22,217   SYNOVUS FINANCIAL CORPORATION                                                                             646,070
         10,918   TCF FINANCIAL CORPORATION                                                                                 284,632
         13,097   TD BANKNORTH INCORPORATED+                                                                                387,671
        177,200   THAI FARMERS BANK PUB COMPANY LIMITED                                                                     294,705
        254,900   THANACHART CAPITAL PCL                                                                                     96,317
        132,800   TISCO BANK PUBLIC COMPANY LIMITED                                                                          71,383
      1,483,300   TMB BANK PUBLIC COMPANY LIMITED                                                                           127,095
          1,200   TORONTO-DOMINION BANK+                                                                                     69,342
          4,189   TORONTO-DOMINION BANK ADR                                                                                 242,334
         13,072   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                  143,792
         10,428   TRUSTMARK CORPORATION+                                                                                    329,212
         42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                 130,381
         92,073   UNICREDITO ITALIANO SPA+                                                                                  733,706
          5,514   UNIONBANCAL CORPORATION                                                                                   330,289
          8,552   UNITED BANKSHARES INCORPORATED                                                                            318,733

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         19,763   US BANCORP+                                                                                       $       633,799
         10,286   VALLEY NATIONAL BANCORP+                                                                                  263,836
         30,598   W HOLDING COMPANY INCORPORATED                                                                            154,520
         24,334   WACHOVIA CORPORATION                                                                                    1,329,366
         18,860   WASHINGTON FEDERAL INCORPORATED+                                                                          419,069
         15,992   WASHINGTON MUTUAL INCORPORATED                                                                            669,905
         56,184   WELLS FARGO & COMPANY~+++                                                                               1,952,394
          4,525   WESTAMERICA BANCORPORATION                                                                                216,431
          5,872   WESTPAC BANKING CORPORATION                                                                               523,782
         14,252   WHITNEY HOLDING CORPORATION                                                                               501,243
          3,637   WILMINGTON TRUST CORPORATION+                                                                             160,210
          7,000   WING HANG BANK LIMITED                                                                                     67,235
          4,521   WINTRUST FINANCIAL CORPORATION                                                                            227,452

                                                                                                                         66,243,168
                                                                                                                    ---------------

DIVERSIFIED OPERATIONS - 0.09%
        710,600   BOUSTEAD HOLDINGS BHD                                                                                     366,786
        390,000   CHINA RARE EARTH HOLDINGS LIMITED                                                                          78,730
         18,000   HUTCHISON WHAMPOA LIMITED                                                                                 163,515

                                                                                                                            609,031
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.97%
          7,400   ARAMARK CORPORATION CLASS B                                                                               242,646
         16,300   AUTOGRILL SPA                                                                                             247,042
          9,812   BOB EVANS FARMS INCORPORATED                                                                              278,072
          9,818   BRINKER INTERNATIONAL INCORPORATED                                                                        377,698
          7,725   CBRL GROUP INCORPORATED+                                                                                  292,314
          7,990   CEC ENTERTAINMENT INCORPORATED                                                                            254,721
         16,076   CHEESECAKE FACTORY INCORPORATED                                                                           400,132
          4,832   ELIOR                                                                                                      84,191
         34,000   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                            53,335
          4,528   IHOP CORPORATION                                                                                          211,412
          7,788   JACK IN THE BOX INCORPORATED                                                                              373,668
         14,943   KRISPY KREME DOUGHNUTS INCORPORATED<<                                                                     123,280
          7,032   LONE STAR STEAKHOUSE & SALOON INCORPORATED+                                                               191,833
         22,849   MCDONALD'S CORPORATION                                                                                    820,279
          6,740   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                    229,160
          6,467   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                   227,962
         13,215   RUBY TUESDAY INCORPORATED+                                                                                341,211
         14,770   RYAN'S RESTAURANT GROUP INCORPORATED                                                                      232,775
          2,000   SAIZERIYA COMPANY LIMITED                                                                                  30,512
         20,965   SONIC CORPORATION+                                                                                        459,762
         12,230   TRIARC COMPANIES INCORPORATED CLASS B+                                                                    178,069
          9,726   WENDY'S INTERNATIONAL INCORPORATED                                                                        621,491
          7,886   YUM! BRANDS INCORPORATED+                                                                                 385,468

                                                                                                                          6,657,033
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.25%
          2,852   APOLLO GROUP INCORPORATED CLASS A+                                                                        143,199
          6,995   CAREER EDUCATION CORPORATION                                                                              133,954
         12,702   DEVRY INCORPORATED+                                                                                       283,890
          7,786   ITT EDUCATIONAL SERVICES INCORPORATED                                                                     514,577
          7,940   LAUREATE EDUCATION INCORPORATED+                                                                          381,279
          2,288   STRAYER EDUCATION INCORPORATED                                                                            241,155

                                                                                                                          1,698,054
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES - 4.80%
         14,461   AGL RESOURCES INCORPORATED                                                                        $       526,236
         14,096   ALINTA LIMITED+                                                                                           118,600
         11,780   ALLEGHENY ENERGY INCORPORATED+                                                                            491,697
          8,810   ALLIANT ENERGY CORPORATION                                                                                322,358
         15,711   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     162,452
         18,006   AMEREN CORPORATION                                                                                        964,221
          6,298   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              229,751
         78,946   AQUILA INCORPORATED+                                                                                      361,573
         17,325   ATMOS ENERGY CORPORATION                                                                                  498,960
         24,754   AUSTRALIAN GAS LIGHT COMPANY LIMITED                                                                      381,206
          8,408   AVISTA CORPORATION                                                                                        203,810
          6,303   BLACK HILLS CORPORATION                                                                                   219,407
         21,710   CENTERPOINT ENERGY INCORPORATED                                                                           313,710
         31,392   CENTRICA PLC                                                                                              176,326
         12,600   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                 341,309
         24,619   CITIZENS COMMUNICATIONS COMPANY                                                                           339,496
          7,886   CLECO CORPORATION+                                                                                        196,835
         33,000   CLP HOLDINGS LIMITED                                                                                      208,763
         15,190   CMS ENERGY CORPORATION+                                                                                   222,382
          6,715   CONSOLIDATED EDISON INCORPORATED+                                                                         310,233
         14,251   CONSTELLATION ENERGY GROUP INCORPORATED+                                                                  856,343
         11,454   CPFL ENERGIA SA+                                                                                          149,586
         92,000   DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                                                      61,394
          5,793   DOMINION RESOURCES INCORPORATED                                                                           462,803
          9,062   DPL INCORPORATED<<                                                                                        251,924
         15,774   DTE ENERGY COMPANY                                                                                        658,407
         18,255   DUKE ENERGY CORPORATION                                                                                   547,650
         14,871   DUQUESNE LIGHT HOLDINGS INCORPORATED+                                                                     292,810
         83,628   DYNEGY INCORPORATED CLASS A                                                                               518,494
         11,523   E.ON AG ADR+<<                                                                                            488,575
          4,668   EDISON INTERNATIONAL                                                                                      203,712
         19,099   EDISON SPA                                                                                                 39,737
          3,107   EDP - ENERGIAS DO BRASIL SA+                                                                               39,272
         53,872   EL PASO CORPORATION+                                                                                      782,221
          6,826   EL PASO ELECTRIC COMPANY                                                                                  163,210
          1,600   ELECTRIC POWER DEVELOPMENT COMPANY                                                                         59,696
          2,324   ELECTRICITE DE FRANCE                                                                                     132,226
         48,600   ELECTRICITY GENERATING PCL                                                                                 98,933
          7,586   ENEL SPA                                                                                                   67,740
          3,431   ENEL SPA ADR<<                                                                                            153,640
         11,825   ENERGY EAST CORPORATION+                                                                                  286,756
          4,239   ENTERGY CORPORATION+                                                                                      329,158
         12,635   ENVESTRA LIMITED                                                                                           11,094
         10,563   EXELON CORPORATION                                                                                        644,132
          5,884   FIRSTENERGY CORPORATION+                                                                                  335,741
          7,313   FPL GROUP INCORPORATED+<<                                                                                 325,063
          3,939   GREAT PLAINS ENERGY INCORPORATED                                                                          120,218
         15,163   GRUPO ELEKTRA SA DE CV                                                                                    146,865
         16,001   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED+                                                                438,747
         57,008   HONG KONG & CHINA GAS                                                                                     132,390
         53,000   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       253,509
         22,605   HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                   108,131
        204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                  135,611
          7,175   IDACORP INCORPORATED                                                                                      275,664
         14,300   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                342,898

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         14,461   KEYSPAN CORPORATION                                                                               $       592,901
          1,975   KINDER MORGAN INCORPORATED+                                                                               206,111
          6,700   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                159,802
         10,537   MDU RESOURCES GROUP INCORPORATED+                                                                         258,157
          5,274   NATIONAL FUEL GAS COMPANY                                                                                 201,309
          3,157   NICOR INCORPORATED<<                                                                                      137,835
         21,583   NISOURCE INCORPORATED                                                                                     456,912
         10,836   NORTHEAST UTILITIES                                                                                       247,169
          4,201   NORTHWEST NATURAL GAS COMPANY                                                                             160,688
          6,847   NRG ENERGY INCORPORATED                                                                                   346,732
          6,387   NSTAR                                                                                                     210,324
         18,060   OGE ENERGY CORPORATION+                                                                                   672,554
          8,356   ONEOK INCORPORATED+                                                                                       319,784
         28,000   OSAKA GAS COMPANY LIMITED                                                                                 103,037
          6,827   PEOPLES ENERGY CORPORATION                                                                                289,328
         15,488   PEPCO HOLDINGS INCORPORATED                                                                               393,240
         86,000   PERUSAHAAN GAS NEGARA PT                                                                                  119,589
          5,265   PG&E CORPORATION+                                                                                         220,761
         11,814   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                               307,991
          7,202   PINNACLE WEST CAPITAL CORPORATION                                                                         330,860
          9,645   PNM RESOURCES INCORPORATED                                                                                276,522
          5,766   PPL CORPORATION                                                                                           201,637
          5,129   PROGRESS ENERGY INCORPORATED                                                                              227,369
          3,951   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              276,649
          8,912   PUGET ENERGY INCORPORATED                                                                                 201,679
          5,707   QUESTAR CORPORATION+                                                                                      493,884
        114,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                             101,396
         23,451   RELIANT ENERGY INCORPORATED+                                                                              315,650
          7,294   REPUBLIC SERVICES INCORPORATED+                                                                           282,861
          2,731   RWE AG+                                                                                                   249,776
          7,653   SCANA CORPORATION+                                                                                        316,452
          3,030   SCOTTISH POWER PLC                                                                                        143,410
          3,509   SEMPRA ENERGY                                                                                             174,467
         42,576   SIERRA PACIFIC RESOURCES                                                                                  627,996
         17,438   SOUTHERN COMPANY                                                                                          597,600
         21,387   SOUTHERN UNION COMPANY+                                                                                   591,137
          7,405   STERICYCLE INCORPORATED                                                                                   493,839
          9,378   SUEZ SA                                                                                                   403,442
         16,338   TECO ENERGY INCORPORATED+                                                                                 257,650
         72,200   TENAGA NASIONAL BHD                                                                                       179,470
          7,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                167,673
         23,300   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                 664,892
         32,000   TOKYO GAS COMPANY LIMITED                                                                                 170,365
          7,429   TRACTEBEL ENERGIA SA+                                                                                      67,048
         22,813   UGI CORPORATION                                                                                           565,762
          6,062   UNISOURCE ENERGY CORPORATION+                                                                             209,200
         14,694   VECTREN CORPORATION+                                                                                      404,967
          1,392   VEOLIA ENVIRONNEMENT                                                                                       78,022
          6,249   WASTE CONNECTIONS INCORPORATED                                                                            229,776
          6,653   WASTE MANAGEMENT INCORPORATED+                                                                            228,065
          7,585   WGL HOLDINGS INCORPORATED                                                                                 235,666
          8,157   WILLIAMS COMPANIES INCORPORATED                                                                           200,907
          9,851   WISCONSIN ENERGY CORPORATION+                                                                             423,593
         31,638   XCEL ENERGY INCORPORATED<<                                                                                658,070

                                                                                                                         32,955,651
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.68%
          7,271   ACTEL CORPORATION+                                                                                $       112,846
         27,512   ADAPTEC INCORPORATED+                                                                                     113,349
          8,278   ADC TELECOMMUNICATIONS INCORPORATED+                                                                      112,995
         17,674   AEROFLEX INCORPORATED+                                                                                    184,163
         37,403   AGERE SYSTEMS INCORPORATED+                                                                               570,022
         10,445   AIXTRON AG                                                                                                 39,208
         14,563   ALCATEL SA+                                                                                               182,474
        156,000   ALCO HOLDINGS LIMITED                                                                                      78,830
          7,800   ALPINE ELECTRONICS INCORPORATED                                                                           108,168
          8,900   ALPS ELECTRIC COMPANY LIMITED                                                                              99,845
         27,616   ALTERA CORPORATION+                                                                                       558,672
         16,831   AMERICAN POWER CONVERSION CORPORATION                                                                     295,721
          8,308   AMETEK INCORPORATED                                                                                       356,247
         22,436   AMKOR TECHNOLOGY INCORPORATED+<<                                                                          127,212
          7,956   AMPHENOL CORPORATION CLASS A                                                                              457,231
          8,421   ANALOG DEVICES INCORPORATED                                                                               258,019
         11,257   ANDREW CORPORATION+                                                                                       104,127
          9,000   ANRITSU CORPORATION                                                                                        45,999
         35,433   ARM HOLDINGS PLC                                                                                           80,116
         22,121   ARRIS GROUP INCORPORATED+                                                                                 253,507
        395,800   ASIAN INSULATORS PCL                                                                                       89,524
         27,000   ASM PACIFIC TECHNOLOGY                                                                                    139,908
          7,562   ATM INCORPORATED+                                                                                         218,315
          6,227   AVX CORPORATION                                                                                           103,430
             14   AXELL CORPORATION                                                                                          50,207
          1,782   BANG & OLUFSEN AS                                                                                         182,717
        333,000   BANK OF COMMUNICATIONS LIMITED                                                                            209,804
          1,883   BARCO NV                                                                                                  166,214
         13,636   BENCHMARK ELECTRONICS INCORPORATED                                                                        340,082
          8,746   BROADCOM CORPORATION CLASS A+                                                                             257,482
         14,000   BROTHER INDUSTRIES LIMITED                                                                                159,802
         49,500   BYD COMPANY LIMITED                                                                                       112,019
          9,208   C&D TECHNOLOGIES INCORPORATED                                                                              73,204
          8,270   C-COR INCORPORATED                                                                                         65,747
          1,600   CANON ELECTRONICS INCORPORATED                                                                             54,789
         24,188   CANON INCORPORATED                                                                                      1,201,635
          7,738   CELESTICA INCORPORATED+                                                                                    74,130
          2,454   CERADYNE INCORPORATED+                                                                                    108,148
             82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                661
         10,521   CHECKPOINT SYSTEMS INCORPORATED+                                                                          190,956
          1,900   CHIYODA INTEGRE COMPANY LIMITED+                                                                           42,566
        122,367   CIENA CORPORATION+                                                                                        483,350
        104,697   CISCO SYSTEMS INCORPORATED                                                                              2,302,287
          5,000   CMK CORPORATION                                                                                            54,772
        103,919   CONEXANT SYSTEMS INCORPORATED                                                                             214,073
          2,000   CORONA CORPORATION                                                                                         35,691
         14,669   CREE INCORPORATED<<                                                                                       273,137
          9,303   CTS CORPORATION                                                                                           136,754
          7,327   CYMER INCORPORATED+                                                                                       301,506
         30,888   CYPRESS SEMICONDUCTOR CORPORATION                                                                         483,088
         16,000   DAIDO STEEL COMPANY LIMITED                                                                               122,935
         10,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                             84,075
          6,000   DAISHINKU CORPORATION                                                                                      37,821
        290,300   DELTA ELECTRONICS THAI PCL                                                                                127,460
          4,063   DIONEX CORPORATION+                                                                                       204,856
          1,900   EIZO NANAO CORPORATION                                                                                     52,600

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          7,291   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                       $       145,164
         19,642   ELECTROCOMPONENTS PLC                                                                                      89,384
          2,048   ELECTROLUX AB                                                                                              63,424
          2,876   ENERGIZER HOLDINGS INCORPORATED                                                                           192,289
          4,900   ENESERVE CORPORATION                                                                                       30,845
          3,900   ENPLAS CORPORATION                                                                                         66,442
          3,373   EPCOS AG+                                                                                                  46,886
         10,894   EXAR CORPORATION                                                                                          152,298
         10,720   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED                                                        193,282
          4,400   FANUC LIMITED                                                                                             348,942
         47,883   FLEXTRONICS INTERNATIONAL LIMITED                                                                         565,019
          2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                            37,514
          9,754   FUELCELL ENERGY INCORPORATED<<                                                                             95,004
          1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                             95,234
          5,600   FUTABA CORPORATION CHIBA                                                                                  147,877
        130,848   GENERAL ELECTRIC COMPANY                                                                                4,456,683
         15,797   GENTEX CORPORATION                                                                                        228,741
          3,800   GEOMATEC COMPANY LIMITED+                                                                                  38,714
         12,463   GN STORE NORD                                                                                             183,550
         22,252   GRAFTECH INTERNATIONAL LIMITED                                                                            121,273
         25,000   GS YUASA CORPORATION                                                                                       58,563
          4,300   HAMAMATSU PHOTONICS                                                                                       136,258
        194,800   HANA MICROELECTRONICS PCL                                                                                 136,070
         56,000   HARBIN POWER EQUIPMENT                                                                                     48,747
          5,007   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                             406,168
         14,112   HARMONIC INCORPORATED                                                                                      87,636
         10,141   HARRIS CORPORATION                                                                                        445,393
            900   HIOKI EE CORPORATION                                                                                       29,669
          1,600   HIROSE ELECTRIC COMPANY LIMITED                                                                           207,436
          3,600   HORIBA LIMITED                                                                                            107,943
          6,700   HOSIDEN CORPORATION                                                                                        69,914
          7,351   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       151,725
          3,600   IBIDEN COMPANY LIMITED                                                                                    184,301
          5,836   INDESIT COMPANY SPA+                                                                                       67,964
         10,290   INFINEON TECHNOLOGIES AG+                                                                                 121,731
         44,714   INTEGRATED DEVICE TECHNOLOGY INCORPORATED                                                                 770,422
        103,279   INTEL CORPORATION                                                                                       2,018,072
          3,960   INTER-TEL INCORPORATED+                                                                                    87,278
          9,704   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                  322,464
          5,506   INTERNATIONAL RECTIFIER CORPORATION                                                                       194,362
         13,222   INTERSIL CORPORATION CLASS A+                                                                             335,178
         14,913   JABIL CIRCUIT INCORPORATED+                                                                               400,116
        112,867   JDS UNIPHASE CORPORATION+                                                                                 256,208
          7,000   JUKI CORPORATION                                                                                           38,221
         21,316   KEMET CORPORATION                                                                                         175,431
         19,000   KENWOOD                                                                                                    34,312
          1,200   KEYENCE CORPORATION                                                                                       276,911
          3,738   KLA-TENCOR CORPORATION                                                                                    164,136
          3,700   KOA CORPORATION                                                                                            54,242
         11,456   KONINKLIJKE PHILIPS ELECTRONICS NV+                                                                       393,170
          3,147   KONTRON AG                                                                                                 36,407
          2,324   KUDELSKI SA                                                                                                68,067
          6,240   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  470,434
          8,430   LAIRD GROUP PLC                                                                                            63,883
         25,214   LATTICE SEMICONDUCTOR CORPORATION                                                                         184,566
          6,882   LINEAR TECHNOLOGY CORPORATION+                                                                            234,057

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          6,171   LITTELFUSE INCORPORATED                                                                           $       222,835
         33,334   LSI LOGIC CORPORATION                                                                                     268,339
         61,273   LUCENT TECHNOLOGIES INCORPORATED                                                                          142,766
          2,800   MABUCHI MOTOR COMPANY LIMITED                                                                             178,168
         68,800   MALAYSIAN PACIFIC INDUSTRIES                                                                              188,775
          3,800   MARUBUN CORPORATION                                                                                        48,230
          9,026   MARVELL TECHNOLOGY GROUP LIMITED                                                                          158,045
         41,324   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                            881,441
          7,595   MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   221,015
         28,103   MCDATA CORPORATION+                                                                                       120,562
          9,363   MELEXIS NV                                                                                                155,220
         10,847   MEMC ELECTRONIC MATERIALS INCORPORATED                                                                    419,562
         15,375   METHODE ELECTRONICS INCORPORATED                                                                          122,078
         13,373   MICREL INCORPORATED+                                                                                      133,997
         16,795   MICROCHIP TECHNOLOGY INCORPORATED+                                                                        573,717
          1,369   MICRONAS SEMICONDUCTOR HOLDING                                                                             31,588
         12,601   MICROSEMI CORPORATION<<                                                                                   349,930
          3,300   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                              54,534
         26,295   MINDSPEED TECHNOLOGIES INCORPORATED<<                                                                      50,223
          7,005   MINEBEA COMPANY LIMITED                                                                                    79,197
          7,400   MITSUMI ELECTRIC COMPANY LIMITED                                                                          100,226
         17,438   MOLEX INCORPORATED CLASS A+                                                                               548,599
         41,128   MOTOROLA INCORPORATED                                                                                     961,573
         23,021   MRV COMMUNICATIONS INCORPORATED+<<                                                                         57,322
          5,800   MURATA MANUFACTURING COMPANY LIMITED                                                                      399,199
         23,458   NATIONAL GRID PLC                                                                                         284,962
          2,200   NEC ELECTRONICS CORPORATION                                                                                74,211
          8,000   NEC TOKIN CORPORATION                                                                                      41,637
          7,135   NETWORK APPLIANCE INCORPORATED                                                                            244,302
          7,000   NEW JAPAN RADIO COMPANY LIMITED                                                                            47,285
          1,269   NEXANS SA                                                                                                 105,675
        518,000   NGAI LIK INDUSTRIAL HOLDING                                                                                47,289
         11,000   NGK INSULATORS LIMITED                                                                                    150,109
         10,700   NICHICON CORPORATION                                                                                      136,627
          7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                        48,776
         12,000   NIDEC CORPORATION                                                                                         219,000
          3,000   NIDEC SANKYO CORPORATION                                                                                   40,223
          1,500   NIHON DEMPA KOGYO COMPANY LIMITED                                                                          56,732
          1,600   NINTENDO COMPANY LIMITED                                                                                  328,191
         11,000   NIPPON CARBON COMPANY LIMITED                                                                              41,322
         16,000   NIPPON CHEMI-CON CORPORATION                                                                              114,485
          8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                            29,439
         33,363   NOKIA OYJ ADR                                                                                             696,619
         39,669   NORTEL NETWORKS CORPORATION ADR                                                                            82,908
         11,267   NOVELLUS SYSTEMS INCORPORATED                                                                             314,575
             11   NTT DATA CORPORATION                                                                                       50,786
         23,407   NVIDIA CORPORATION+                                                                                       681,378
         34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                      75,012
          9,860   OMNIVISION TECHNOLOGIES INCORPORATED<<                                                                    163,676
          4,204   OMRON CORPORATION                                                                                          97,855
          2,100   OPTEX COMPANY LIMITED                                                                                      59,568
          5,757   PARK ELECTROCHEMICAL CORPORATION                                                                          150,258
          4,994   PERLOS OYJ+                                                                                                38,068
            107   PHOENIX MECANO AG+                                                                                         43,466
          9,892   PHOTRONICS INCORPORATED                                                                                   143,533
          7,970   PLANTRONICS INCORPORATED                                                                                  142,822

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         17,125   PMC-SIERRA INCORPORATED<<                                                                         $       117,135
          5,673   POLYCOM INCORPORATED                                                                                      134,961
          7,214   POWER INTEGRATIONS INCORPORATED+                                                                          132,738
         16,287   POWER-ONE INCORPORATED+                                                                                   110,589
         21,150   POWERWAVE TECHNOLOGIES INCORPORATED                                                                       160,317
         18,366   PREMIER FARNELL PLC                                                                                        65,655
         12,489   QLOGIC CORPORATION                                                                                        229,548
        541,000   QPL INTERNATIONAL HOLDINGS LIMITED                                                                         38,259
         28,197   QUALCOMM INCORPORATED                                                                                   1,062,181
            300   RESEARCH IN MOTION LIMITED+                                                                                24,772
         42,471   RF MICRO DEVICES INCORPORATED                                                                             281,158
          8,161   ROCKWELL COLLINS INCORPORATED                                                                             427,881
          3,100   ROHM COMPANY LIMITED+                                                                                     287,568
            700   RYOSAN COMPANY LIMITED                                                                                     18,306
          7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                            92,423
         44,864   SANMINA-SCI CORPORATION                                                                                   152,089
          9,000   SANSHIN ELECTRONICS COMPANY LIMITED                                                                        97,057
          6,000   SANYO DENKI COMPANY LIMITED                                                                                41,808
         11,418   SANYO ELECTRIC COMPANY LIMITED<<                                                                          119,546
          1,500   SECOM COMPANY LIMITED+                                                                                     74,492
          5,800   SEIKO EPSON CORPORATION                                                                                   159,581
      1,143,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION                                                     144,028
         23,000   SHARP CORPORATION                                                                                         411,431
          9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                          45,079
          2,200   SHINKAWA                                                                                                   49,287
          3,100   SHINKO ELECTRIC INDUSTRIES                                                                                 90,046
         16,144   SILICON IMAGE INCORPORATED                                                                                187,432
          9,884   SILICON LABORATORIES INCORPORATED+                                                                        348,609
         20,614   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                   86,579
         86,657   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                    354,427
         36,134   SKYWORKS SOLUTIONS INCORPORATED                                                                           167,300
        654,000   SKYWORTH DIGITAL HOLDINGS LIMITED                                                                          76,523
         11,000   SMK CORPORATION                                                                                            75,148
          1,676   SOITEC                                                                                                     51,125
        350,000   SOLOMON SYSTECH INTERNATIONAL LIMITED                                                                      74,255
         17,394   SONY CORPORATION                                                                                          755,074
          2,000   STAR MICRONICS COMPANY LIMITED                                                                             39,184
         15,900   STMICROELECTRONICS NV+                                                                                    261,961
         13,640   STRATEX NETWORKS INCORPORATED                                                                              49,786
          1,500   SUMIDA ELECTRIC                                                                                            30,474
          7,000   TAIYO YUDEN COMPANY LIMITED                                                                                95,106
         16,000   TAMURA CORPORATION                                                                                         58,197
        412,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED                                                                 31,255
          3,480   TDK CORPORATION                                                                                           267,925
          9,868   TECHNITROL INCORPORATED                                                                                   279,363
         23,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                             120,491
          4,408   TELEFLEX INCORPORATED                                                                                     246,010
         30,964   TELLABS INCORPORATED                                                                                      315,523
          4,278   TESSERA TECHNOLOGIES INCORPORATED                                                                         140,746
         22,610   TEXAS INSTRUMENTS INCORPORATED                                                                            736,860
          5,660   THOMAS & BETTS CORPORATION                                                                                255,606
         10,000   TOA CORPORATION                                                                                            82,201
         14,000   TOKO INCORPORATED                                                                                          45,436
          3,600   TOKYO ELECTRON LIMITED                                                                                    236,739
         29,000   TOKYO ROPE MANUFACTURING                                                                                   62,745
          1,600   TOKYO SEIMITSU COMPANY LIMITED                                                                             77,278

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         13,000   TOSHIBA CERAMICS                                                                                  $        60,463
         23,000   TOSHIBA TEC CORPORATION                                                                                   106,384
         43,063   TRANSMETA CORPORATION DELAWARE+<<                                                                          50,814
         32,273   TRIQUINT SEMICONDUCTOR INCORPORATED                                                                       159,106
         64,000   TRULY INTERNATIONAL                                                                                        79,740
          2,000   ULVAC INCORPORATED                                                                                         67,635
            271   UNAXIS HOLDING AG+                                                                                         79,923
        212,100   UNISEM BHD                                                                                                 84,126
         11,095   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   391,764
        140,000   VARITRONIX INTERNATIONAL LIMITED+                                                                          84,606
          8,000   VICTOR COMPANY OF JAPAN LIMITED+                                                                           38,775
         15,514   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                      217,351
         16,039   WESTAR ENERGY INCORPORATED                                                                                391,191
          7,938   XILINX INCORPORATED+                                                                                      181,542
          5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                       56,050
          6,000   YASKAWA ELECTRIC CORPORATION                                                                               69,151
         10,800   YOKOGAWA ELECTRIC CORPORATION                                                                             153,635
          3,200   YOKOWO COMPANY LIMITED                                                                                     39,307

                                                                                                                         52,737,302
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.10%
          7,837   ACCENTURE LIMITED CLASS A                                                                                 232,445
         53,200   AIRPORTS OF THAILAND PCL+                                                                                  79,276
          8,419   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    381,633
         14,516   APPLERA CORPORATION+                                                                                      202,063
          7,094   BEARINGPOINT INCORPORATED                                                                                  59,306
          1,965   BOUYGUES SA                                                                                               103,467
          6,879   CELGENE CORPORATION                                                                                       279,907
          4,594   CEPHALON INCORPORATED+<<                                                                                  261,950
          3,000   CHIYODA CORPORATION                                                                                        65,803
          3,631   CORE LABORATORIES NV+                                                                                     266,406
          2,174   CORPORATE EXECUTIVE BOARD COMPANY+                                                                        190,529
         10,344   CURAGEN CORPORATION                                                                                        31,239
          8,940   CV THERAPEUTICS INCORPORATED+<<                                                                           100,575
          9,174   ERESEARCH TECHNOLOGY INCORPORATED                                                                          79,906
          6,530   FLUOR CORPORATION                                                                                         564,323
          9,509   GEN-PROBE INCORPORATED+                                                                                   462,232
         26,863   GRUPO AEROPORTUARIO DEL SURESTE SAB                                                                        93,835
          9,880   HEWITT ASSOCIATES INCORPORATED                                                                            222,004
          4,213   ICOS CORPORATION                                                                                          103,556
         16,848   INCYTE CORPORATION+                                                                                        86,093
          4,907   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    427,351
          5,910   MOODY'S CORPORATION                                                                                       361,574
          7,075   MYRIAD GENETICS INCORPORATED                                                                              178,927
          8,010   NAVIGANT CONSULTING INCORPORATED+                                                                         157,717
          4,894   PAYCHEX INCORPORATED+                                                                                     175,744
          7,888   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                           300,691
        244,400   POWER LINE ENGINEERING PCL                                                                                 42,923
         12,221   QUEST DIAGNOSTICS INCORPORATED                                                                            785,566
          7,451   RESOURCES GLOBAL PROFESSIONALS+<<                                                                         181,804
         17,234   SERVICEMASTER COMPANY+                                                                                    198,019
        391,200   SOLARTRON PCL                                                                                              77,032
          9,659   TELIK INCORPORATED+<<                                                                                     172,220
         10,555   TETRA TECH INCORPORATED+                                                                                  175,213
         20,000   TRANSMILE GROUP BHD                                                                                        65,743

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
          4,639   TRIMERIS INCORPORATED+                                                                            $        43,282
          5,960   WASHINGTON GROUP INTERNATIONAL INCORPORATED<<                                                             352,892

                                                                                                                          7,563,246
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.89%
          5,622   ACERINOX SA                                                                                               105,878
          6,462   ALLIANT TECHSYSTEMS INCORPORATED+                                                                         494,278
         14,210   APTARGROUP INCORPORATED                                                                                   731,815
         19,811   BALL CORPORATION                                                                                          799,176
         11,973   CORUS GROUP PLC+                                                                                           89,421
         12,532   CRANE COMPANY                                                                                             501,029
         38,599   CROWN HOLDINGS INCORPORATED+                                                                              709,836
        204,500   ECM LIBRA BHD(a)                                                                                           35,000
          4,000   FP CORPORATION                                                                                            130,500
            400   FUJI SEAL INTERNATIONAL INCORPORATED                                                                       10,256
          4,456   HOGANAS AB                                                                                                114,370
         12,726   JACUZZI BRANDS INCORPORATED                                                                               126,242
         93,000   KOBE STEEL LIMITED                                                                                        297,074
          3,000   NEOMAX COMPANY LIMITED                                                                                     55,070
         41,000   NISSHIN STEEL COMPANY LIMITED                                                                             122,935
         14,000   NTN CORPORATION                                                                                           107,211
         16,472   SHAW GROUP INCORPORATED                                                                                   414,436
          4,849   SIMPSON MANUFACTURING COMPANY INCORPORATED+<<                                                             127,771
         13,710   SNAP-ON INCORPORATED                                                                                      599,127
          7,442   SSAB SVENSKT STAL AB CLASS A+                                                                             143,258
         93,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                         382,631
          6,366   TASER INTERNATIONAL INCORPORATED<<                                                                         49,464

                                                                                                                          6,146,778
                                                                                                                    ---------------

FINANCE & FINANCIAL SERVICES - 0.19%
        636,000   ASIA PLUS SECURITIES PCL                                                                                   54,833
         46,863   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                               125,587
      1,355,000   CHINA CONSTRUCTION BANK++                                                                                 587,142
         14,533   JANUS CAPITAL GROUP INCORPORATED+                                                                         258,397
        848,000   KGI SECURITIES COMPANY LIMITED+                                                                            42,648
        231,400   KUALA LUMPUR CITY CORPORATION BHD                                                                          52,491
         13,500   NIKKO CORDIAL CORPORATION                                                                                 171,345

                                                                                                                          1,292,443
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.30%
          4,736   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     233,864
          6,440   ARCHER-DANIELS-MIDLAND COMPANY                                                                            265,135
          8,034   BUNGE LIMITED<<                                                                                           452,636
         18,002   CADBURY SCHWEPPES PLC                                                                                     191,605
         22,396   COCA-COLA AMATIL LIMITED                                                                                  112,001
         36,624   COCA-COLA COMPANY+                                                                                      1,641,121
         19,123   COMPASS GROUP PLC                                                                                          92,939
          3,814   CONAGRA FOODS INCORPORATED<<                                                                               90,773
         12,514   CORN PRODUCTS INTERNATIONAL INCORPORATED+                                                                 431,733
         14,812   DIAGEO PLC                                                                                                263,694
          7,099   FLOWERS FOODS INCORPORATED+                                                                               192,738
          2,433   GENERAL MILLS INCORPORATED+                                                                               131,942
          4,336   HANSEN NATURAL CORPORATION                                                                                119,327
         18,197   HERCULES INCORPORATED                                                                                     283,873
          1,489   HERSHEY COMPANY                                                                                            80,346

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          2,085   JM SMUCKER COMPANY+                                                                               $       101,394
          8,459   MCCORMICK & COMPANY INCORPORATED                                                                          308,077
          4,187   MOLSON COORS BREWING COMPANY                                                                              294,346
          2,493   NESTLE SA                                                                                                 857,263
          2,906   NESTLE SA ADR+                                                                                            249,395
         26,677   PEPSICO INCORPORATED                                                                                    1,741,475
          2,771   RALCORP HOLDINGS INCORPORATED                                                                             137,081
          4,853   SMITHFIELD FOODS INCORPORATED                                                                             145,736
          3,000   SODEXHO ALLIANCE SA+                                                                                      159,926
         16,206   TYSON FOODS INCORPORATED CLASS A                                                                          238,714
         15,337   WINPAK LIMITED COMPANY                                                                                    134,199

                                                                                                                          8,951,333
                                                                                                                    ---------------

FOOD STORES - 0.87%
        110,000   CAFE DE CORAL HOLDINGS LIMITED                                                                            167,746
          7,641   CARREFOUR SA                                                                                              471,450
          1,796   CASINO GUICHARD PERRACHON SA                                                                              124,826
      2,271,402   CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR+                                                        61,669
            918   COLRUYT SA                                                                                                156,068
        744,400   CP SEVEN ELEVEN PCL                                                                                       124,793
          3,562   DELHAIZE GROUP+                                                                                           271,297
          2,100   KAPPA CREATE COMPANY LIMITED+                                                                              31,805
          3,000   KENTUCKY FRIED CHICKEN JAPAN LIMITED                                                                       56,093
         14,329   KONINKLIJKE AHOLD NV ADR                                                                                  137,272
         16,259   KROGER COMPANY+                                                                                           387,127
         50,000   LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED+                                                              50,146
          6,800   MCDONALD'S HOLDINGS COMPANY JAPAN LIMITED                                                                 112,952
          2,930   METRO AG                                                                                                  172,223
          4,400   MINISTOP COMPANY LIMITED                                                                                   85,642
          5,500   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                             74,258
          6,091   PANERA BREAD COMPANY                                                                                      316,123
          2,000   PLENUS COMPANY LIMITED                                                                                     58,435
         10,416   SAFEWAY INCORPORATED                                                                                      322,167
         17,900   SEVEN & I HOLDINGS COMPANY LIMITED                                                                        632,778
         14,770   STARBUCKS CORPORATION                                                                                     458,018
         18,221   TESCO PLC ADR                                                                                             392,254
         11,248   WHOLE FOODS MARKET INCORPORATED+<<                                                                        603,118
          6,353   WILD OATS MARKETS INCORPORATED                                                                            103,808
         28,328   WOOLWORTHS LIMITED+                                                                                       447,708
         14,000   WUMART STORES INCORPORATED(a)                                                                              49,773
          2,300   YAOKO COMPANY LIMITED                                                                                      54,858
             37   YOSHINOYA D&C COMPANY LIMITED                                                                              65,556

                                                                                                                          5,989,963
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.43%
         11,413   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             218,559
          2,417   HERMAN MILLER INCORPORATED                                                                                 68,256
          7,369   HILLENBRAND INDUSTRIES INCORPORATED                                                                       420,549
         43,480   HOUSEWARES INTERNATIONAL LIMITED                                                                           51,123
          4,036   KINETIC CONCEPTS INCORPORATED+                                                                            127,538
         14,703   LA-Z-BOY INCORPORATED+<<                                                                                  205,107
         19,124   LEGGETT & PLATT INCORPORATED<<                                                                            440,808
          3,478   MASCO CORPORATION                                                                                          95,332
         26,519   NEWELL RUBBERMAID INCORPORATED                                                                            715,748
          4,500   SANGETSU COMPANY LIMITED                                                                                  110,972
          9,307   STEELCASE INCORPORATED                                                                                    134,952

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FURNITURE & FIXTURES (CONTINUED)
          4,500   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                         $        73,138
        232,220   VITRO SA DE CV                                                                                            258,544

                                                                                                                          2,920,626
                                                                                                                    ---------------
GAS DISTRIBUTION - 0.01%
          1,576   GAZ DE FRANCE                                                                                              58,634
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.38%
         14,132   99 CENTS ONLY STORES                                                                                      160,540
          2,300   ASKUL CORPORATION+                                                                                         41,535
          3,000   BELLUNA COMPANY LIMITED                                                                                    52,132
        122,700   BIG C SUPERCENTER PCL                                                                                     124,071
         27,136   BIG LOTS INCORPORATED+<<                                                                                  497,946
          6,733   BJ'S WHOLESALE CLUB INCORPORATED+                                                                         177,415
         13,280   CASEY'S GENERAL STORES INCORPORATED                                                                       313,939
          2,100   CAWACHI LIMITED                                                                                            70,122
          2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                            58,669
         64,033   DAVID JONES LIMITED                                                                                       172,579
         29,257   DOLLAR GENERAL CORPORATION+                                                                               376,245
          1,100   DON QUIJOTE COMPANY LIMITED                                                                                22,488
         23,706   DSG INTERNATIONAL PLC                                                                                      92,531
         15,601   FAMILY DOLLAR STORES INCORPORATED                                                                         398,918
          3,600   FAMILYMART COMPANY LIMITED                                                                                101,810
         11,357   FEDERATED DEPARTMENT STORES INCORPORATED                                                                  431,339
         15,007   FOOT LOCKER INCORPORATED                                                                                  361,669
         10,356   FRED'S INCORPORATED                                                                                       135,767
          7,703   GUS PLC                                                                                                   143,075
         42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                            112,661
          3,701   HELLENIC DUTY FREE SHOPS SA                                                                                60,502
          5,000   IZUMIYA COMPANY LIMITED                                                                                    36,203
          4,665   JC PENNEY COMPANY INCORPORATED                                                                            294,082
          3,400   LAWSON INCORPORATED                                                                                       118,744
         70,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                  129,609
         10,263   MARKS & SPENCER GROUP PLC                                                                                 115,781
        582,500   MATAHARI PUTRA PRIMA TBK PT                                                                                48,664
          3,300   MATSUMOTOKIYOSHI COMPANY LIMITED                                                                           80,114
          9,000   MATSUZAKAYA COMPANY LIMITED(a)                                                                             65,155
        431,500   MITRA ADIPERKASA TBK PT+                                                                                   45,062
          2,700   NISSEN COMPANY LIMITED                                                                                     20,975
        704,000   RAMAYANA LESTARI SENTOSA TBK PT                                                                            60,363
         22,000   ROBINSON & COMPANY LIMITED                                                                                 88,769
         27,119   SAKS INCORPORATED+                                                                                        391,327
          1,998   SEARS HOLDINGS CORPORATION                                                                                287,940
         54,500   SIAM MAKRO PLC                                                                                            101,517
          2,200   SUGI PHARMACY COMPANY LIMITED                                                                              43,383
          2,400   SUNDRUG COMPANY LIMITED                                                                                    58,674
         17,831   TARGET CORPORATION+                                                                                       862,842
         40,162   WAL-MART STORES INCORPORATED                                                                            1,796,045
        236,054   WALMART DE MEXICO SA DE CV SERIES V                                                                       804,659
          3,500   YORK-BENIMARU COMPANY LIMITED+(a)                                                                         108,093

                                                                                                                          9,463,954
                                                                                                                    ---------------
HEALTH SERVICES - 1.20%
         82,500   BANGKOK DUSIT MEDICAL SERVICE PCL                                                                          63,115
         83,600   BUMRUNGRAD HOSPITAL PCL                                                                                    80,641
          9,701   CAREMARK RX INCORPORATED                                                                                  562,076
         47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                30,821

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HEALTH SERVICES (CONTINUED)
        702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED                                              $        76,724
          7,018   COMMUNITY HEALTH SYSTEMS INCORPORATED                                                                     272,018
          5,168   COVANCE INCORPORATED+                                                                                     324,912
          8,699   DAVITA INCORPORATED                                                                                       507,674
          2,288   DIAGNOSTICOS DA AMERICA SA                                                                                 44,629
         12,859   EDWARDS LIFESCIENCES CORPORATION                                                                          600,387
         10,603   ENZON PHARMACEUTICALS INCORPORATED                                                                         86,733
            564   FRESENIUS MEDICAL CARE AG & COMPANY                                                                        74,410
         19,653   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        410,944
         15,291   HEALTHSCOPE LIMITED                                                                                        56,505
          6,340   HEALTHWAYS INCORPORATED                                                                                   327,271
          9,871   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             675,374
          9,858   LIFEPOINT HOSPITALS INCORPORATED                                                                          335,665
          8,711   LINCARE HOLDINGS INCORPORATED+                                                                            322,568
          5,050   MANOR CARE INCORPORATED                                                                                   263,610
          7,201   NAUTILUS INCORPORATED+<<                                                                                   89,148
         16,378   NEKTAR THERAPEUTICS<<                                                                                     286,943
          9,243   PEDIATRIX MEDICAL GROUP INCORPORATED                                                                      423,329
          9,360   SIERRA HEALTH SERVICES INCORPORATED+                                                                      401,544
         18,131   SONIC HEALTHCARE LIMITED+                                                                                 167,362
          5,987   SUNRISE SENIOR LIVING INCORPORATED                                                                        176,676
         33,725   SYMBION HEALTH LIMITED                                                                                     83,684
         37,634   TENET HEALTHCARE CORPORATION                                                                              296,556
         33,000   TONG REN TANG TECHNOLOGIES COMPANY LIMITED+                                                                59,828
          6,541   TRIAD HOSPITALS INCORPORATED                                                                              288,196
          7,478   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                      211,015
          3,641   UNIVERSAL HEALTH SERVICES CLASS B+                                                                        206,153
            660   VALLOUREC                                                                                                 147,973
         10,435   WATSON PHARMACEUTICALS INCORPORATED+                                                                      267,553

                                                                                                                          8,222,037
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.28%
         66,000   ANHUI EXPRESSWAY COMPANY                                                                                   43,704
          2,240   AUTOSTRADA TORINO-MILANO SPA                                                                               47,064
        244,300   BANGKOK EXPRESSWAY PCL                                                                                    138,467
         52,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                               164,814
          6,555   CIA DE CONCESSOES RODOVIARIAS+                                                                             63,899
          4,694   FOSTER WHEELER LIMITED+                                                                                   204,048
          6,595   GRANITE CONSTRUCTION INCORPORATED+                                                                        353,822
        227,000   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                   171,040
        128,000   JIANGSU EXPRESS                                                                                            74,720
          7,277   MCDERMOTT INTERNATIONAL INCORPORATED                                                                      350,751
         19,459   MULTIPLEX GROUP                                                                                            50,216
          7,789   SKANSKA AB+                                                                                               122,529
         11,705   TECHNICAL OLYMPIC SA                                                                                       46,787
        168,000   ZHEJIANG EXPRESSWAY COMPANY LIMITED+                                                                      108,223

                                                                                                                          1,940,084
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.72%
          3,436   3I GROUP                                                                                                   62,250
         10,107   ABB LIMITED                                                                                               134,256
          1,938   ACKERMANS & VAN HAAREN                                                                                    144,379
          1,525   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 141,108
          3,160   ALCON INCORPORATED                                                                                        372,216
          2,546   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                              249,559
          5,259   AMB PROPERTY CORPORATION                                                                                  293,610

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          9,411   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                     $       298,329
         31,364   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                    392,364
         14,850   ARCHSTONE-SMITH TRUST                                                                                     789,723
          4,404   AVALONBAY COMMUNITIES INCORPORATED                                                                        532,884
         94,950   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                      115,266
         34,694   BANCA FIDEURAM SPA+                                                                                       222,685
          7,289   BOSTON PROPERTIES INCORPORATED+                                                                           740,781
          1,974   BRADESPAR SA                                                                                               69,053
         17,987   BRANDYWINE REALTY TRUST                                                                                   586,916
            700   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                   31,286
         10,117   CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                  412,167
          7,791   COLONIAL PROPERTIES TRUST+                                                                                386,278
          5,597   COUSINS PROPERTIES INCORPORATED+                                                                          192,369
         20,000   DAIWA SECURITIES GROUP INCORPORATED                                                                       238,341
         17,617   DISCOVERY HOLDING COMPANY CLASS A+                                                                        246,814
          8,719   DUKE REALTY CORPORATION                                                                                   331,148
          7,438   EQUITY INNS INCORPORATED                                                                                  114,396
          4,606   EQUITY OFFICE PROPERTIES TRUST<<                                                                          170,837
          2,513   EQUITY RESIDENTIAL+<<                                                                                     125,323
          2,939   ESSEX PROPERTY TRUST INCORPORATED+                                                                        368,756
          2,826   FEDERAL REALTY INVESTMENT TRUST                                                                           209,322
         10,157   FELCOR LODGING TRUST INCORPORATED                                                                         217,868
          4,586   GIMV NV                                                                                                   273,204
          4,120   GLENBOROUGH REALTY TRUST INCORPORATED+                                                                    106,337
        112,989   GRUPO CARSO SA DE CV+                                                                                     336,494
          8,533   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                               256,758
         11,489   HEALTH CARE REIT INCORPORATED+<<                                                                          458,871
          7,806   HEALTHCARE REALTY TRUST INCORPORATED                                                                      282,265
        408,600   HIAP TECK VENTURE BHD                                                                                      90,467
          9,144   HIGHWOODS PROPERTIES INCORPORATED                                                                         345,095
          4,889   HOME PROPERTIES INCORPORATED                                                                              278,086
          3,197   HOSPITALITY PROPERTIES TRUST                                                                              148,085
         37,832   HRPT PROPERTIES TRUST                                                                                     438,851
         15,681   IMPAC MORTGAGE HOLDINGS INCORPORATED+<<                                                                   142,540
        204,705   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV                                           201,836
         64,345   INVESTIMENTOS ITAU SA                                                                                     273,106
         12,921   INVESTOR AB                                                                                               257,643
          7,427   ISTAR FINANCIAL INCORPORATED+                                                                             311,340
          2,492   ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                       59,702
          4,329   KILROY REALTY CORPORATION                                                                                 342,294
         14,981   KIMCO REALTY CORPORATION                                                                                  622,461
          4,701   KKR FINANCIAL CORPORATION                                                                                 112,401
          6,468   LASALLE HOTEL PROPERTIES+                                                                                 284,204
          5,646   LIBERTY PROPERTY TRUST+                                                                                   270,274
          4,400   MACERICH COMPANY                                                                                          328,504
         12,165   MACK-CALI REALTY CORPORATION+                                                                             646,570
          3,047   MACQUARIE BANK LIMITED                                                                                    150,750
         18,897   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                              87,000
        106,384   MACQUARIE INFRASTRUCTURE GROUP                                                                            255,856
          3,657   MILLS CORPORATION<<                                                                                        65,753
        157,440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                             2,136,461
        222,700   MULPHA INTERNATIONAL BHD+                                                                                  73,810
        216,600   MULTI-PURPOSE HOLDINGS BHD                                                                                 54,724
            188   NATIONALE A PORTEFEUILLE                                                                                   68,162
         12,316   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                               320,955
          5,680   NEW PLAN EXCEL REALTY TRUST                                                                               156,711

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          6,836   NOVASTAR FINANCIAL INCORPORATED+<<                                                                $       201,389
         18,385   NTL INCORPORATED                                                                                          487,019
          6,263   PAN PACIFIC RETAIL PROPERTIES INCORPORATED+                                                               437,283
         11,726   PLUM CREEK TIMBER COMPANY                                                                                 408,417
          6,600   POST PROPERTIES INCORPORATED<<                                                                            318,120
         12,099   PUBLIC STORAGE INCORPORATED CLASS D                                                                     1,048,378
         14,987   REALTY INCORPORATEDOME CORPORATION                                                                        368,530
          5,002   RECKSON ASSOCIATES REALTY CORPORATION+                                                                    214,036
          4,641   REDWOOD TRUST INCORPORATED                                                                                225,738
          5,542   RHJ INTERNATIONAL+                                                                                        104,514
          8,250   SAXON CAPITAL INCORPORATED                                                                                114,758
            133   SBI HOLDINGS INCORPORATED+                                                                                 50,698
          3,797   SIMON PROPERTY GROUP INCORPORATED                                                                         321,948
          2,178   SL GREEN REALTY CORPORATION                                                                               242,978
          2,641   SOFINA SA+                                                                                                252,748
         11,100   SOFTBANK CORPORATION                                                                                      192,887
         16,799   SUN HUNG KAI PROPERTIES LIMITED+                                                                          183,181
         72,500   SWIRE PACIFIC 'B'                                                                                         139,831
          2,560   TAKEFUJI CORPORATION+                                                                                     138,037
          6,912   TAUBMAN CENTERS INCORPORATED+                                                                             278,484
         23,408   THORNBURG MORTGAGE INCORPORATED+<<                                                                        537,682
          5,336   TRIZEC PROPERTIES INCORPORATED                                                                            154,050
          7,646   UNITED DOMINION REALTY TRUST INCORPORATED                                                                 233,279
          7,241   VENTAS INCORPORATED+                                                                                      290,002
          4,902   WEINGARTEN REALTY INVESTORS+                                                                              207,943

                                                                                                                         25,579,784
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.43%
          6,842   BED BATH & BEYOND INCORPORATED                                                                            230,781
          7,750   BEST BUY COMPANY INCORPORATED                                                                             364,250
          8,000   BEST DENKI COMPANY LIMITED                                                                                 43,068
        132,000   CHINA PARADISE ELECTRONICS RETAIL LIMITED                                                                  33,266
         15,706   CIRCUIT CITY STORES INCORPORATED+                                                                         370,819
          6,509   ELECTROLUX AB CLASS B+                                                                                    100,597
          3,361   GERMANOS SA                                                                                                80,607
          1,600   GIGAS K'S DENKI CORPORATION+                                                                               39,797
          5,832   GUITAR CENTER INCORPORATED                                                                                221,033
         15,586   JB HI-FI LIMITED                                                                                           59,380
          1,400   NAFCO COMPANY LIMITED                                                                                      42,932
          1,700   NITORI COMPANY LIMITED                                                                                     79,211
          1,925   NOBIA AB+                                                                                                  59,768
         20,662   PIER 1 IMPORTS INCORPORATED+<<                                                                            132,030
          6,700   PIONEER CORPORATION                                                                                       128,127
         15,708   RADIOSHACK CORPORATION+                                                                                   283,686
          8,586   THOMSON+                                                                                                  137,389
          7,846   WILLIAMS-SONOMA INCORPORATED                                                                              231,143
          1,800   XEBIO COMPANY LIMITED                                                                                      54,738
          2,000   YAMADA DENKI COMPANY LIMITED                                                                              214,660
          3,100   YAMAHA CORPORATION                                                                                         64,300

                                                                                                                          2,971,582
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.50%
          4,423   BOYD GAMING CORPORATION                                                                                   159,936
        629,100   CENTRAL PLAZA HOTEL PCL+                                                                                   97,931
          8,238   GAYLORD ENTERTAINMENT COMPANY+                                                                            360,165
         68,900   GENTING BHD                                                                                               460,456

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (CONTINUED)
         16,000   HARBOUR CENTRE DEVELOPMENT LIMITED                                                                $        25,305
        108,500   HONGKONG & SHANGHAI HOTELS LIMITED                                                                        131,418
        202,300   LANDMARKS BHD                                                                                              90,131
          2,409   LAS VEGAS SANDS CORPORATION                                                                               168,172
         10,709   MARRIOTT INTERNATIONAL INCORPORATED CLASS A+                                                              403,301
          4,176   MGM MIRAGE+<<                                                                                             149,000
        304,200   MINOR INTERNATIONAL PCL                                                                                    75,281
        311,300   NALURI CORPORATION BHD                                                                                     51,587
         72,000   SHANGRI-LA ASIA LIMITED                                                                                   142,570
        122,000   SINO HOTELS HOLDINGS LIMITED                                                                               78,591
          5,201   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          277,005
          3,937   STATION CASINOS INCORPORATED                                                                              229,330
          2,060   WYNDHAM WORLDWIDE CORPORATION+                                                                             60,276
          5,923   WYNN RESORTS LIMITED+                                                                                     458,499

                                                                                                                          3,418,954
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.52%
          5,702   ACTUANT CORPORATION CLASS A                                                                               257,160
         21,067   AGCO CORPORATION+                                                                                         523,515
          1,164   ALSTOM RGPT                                                                                               109,756
         12,000   AMADA COMPANY LIMITED+                                                                                    125,320
          9,933   AMERICAN STANDARD COMPANIES INCORPORATED                                                                  414,901
         16,788   APPLE COMPUTER INCORPORATED+                                                                            1,139,066
         29,681   APPLIED MATERIALS INCORPORATED                                                                            501,015
          3,460   ASTEC INDUSTRIES INCORPORATED+                                                                             81,621
         11,437   ASYST TECHNOLOGIES INCORPORATED+                                                                           85,663
         10,736   ATLAS COPCO AB CLASS A                                                                                    276,296
         24,837   AXCELIS TECHNOLOGIES INCORPORATED+                                                                        156,225
          5,733   BAKER HUGHES INCORPORATED                                                                                 408,075
          6,310   BLACK & DECKER CORPORATION                                                                                464,668
          2,126   BLACK BOX CORPORATION                                                                                      81,936
          6,377   BRIGGS & STRATTON CORPORATION                                                                             179,513
         60,753   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              376,669
         17,034   BROOKS AUTOMATION INCORPORATED                                                                            236,773
          1,839   BUSINESS OBJECTS SA                                                                                        51,338
          7,019   CAMERON INTERNATIONAL CORPORATION                                                                         336,280
          3,700   CANON FINETECH INCORPORATED                                                                                63,193
          1,499   CAP GEMINI SA                                                                                              82,118
          4,195   CARLISLE COMPANIES INCORPORATED+                                                                          358,673
          4,600   CASIO COMPUTER COMPANY LIMITED                                                                             88,360
          6,753   CDW CORPORATION+                                                                                          393,700
        138,000   CHEN HSONG HOLDINGS                                                                                        76,477
          2,400   CKD CORPORATION                                                                                            32,117
          3,380   CUMMINS INCORPORATED+                                                                                     388,092
          8,000   DAIHEN CORPORATION                                                                                         40,411
          1,169   DASSAULT SYSTEMES SA                                                                                       64,729
          4,553   DEERE & COMPANY                                                                                           355,589
         36,888   DELL INCORPORATED                                                                                         831,824
          1,400   DISCO CORPORATION                                                                                          81,094
         16,118   DONALDSON COMPANY INCORPORATED                                                                            538,019
         16,000   EBARA CORPORATION                                                                                          64,194
         45,320   EMC CORPORATION                                                                                           527,978
         18,414   EMULEX CORPORATION+                                                                                       318,930
         10,279   FLOWSERVE CORPORATION                                                                                     525,668
          4,150   FMC TECHNOLOGIES INCORPORATED                                                                             244,103
         90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                          59,481

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                        $        32,642
         38,000   FUJITSU LIMITED                                                                                           304,596
          3,407   GAMESTOP CORPORATION CLASS A+<<                                                                           148,818
         10,718   GARDNER DENVER INCORPORATED+                                                                              385,526
         97,610   GATEWAY INCORPORATED+<<                                                                                   195,220
          7,314   GRACO INCORPORATED+                                                                                       276,469
          8,842   GRANT PRIDECO INCORPORATED                                                                                367,208
         45,515   HEWLETT-PACKARD COMPANY+                                                                                1,664,028
          3,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                             70,599
          5,000   HITACHI KOKI COMPANY LIMITED                                                                               68,061
          6,105   HITACHI LIMITED                                                                                           386,691
          2,048   HUSQVARNA AB+                                                                                              44,312
          3,393   HYDRIL COMPANY+                                                                                           222,072
         11,355   IDEX CORPORATION+                                                                                         476,796
         12,921   INFOCUS CORPORATION+                                                                                       34,887
          7,772   INGERSOLL-RAND COMPANY LIMITED CLASS A+                                                                   295,491
         26,246   INTERNATIONAL BUSINESS MACHINES CORPORATION+                                                            2,125,139
          8,294   JLG INDUSTRIES INCORPORATED                                                                               144,813
        200,500   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                         149,526
          8,911   JOY GLOBAL INCORPORATED                                                                                   387,985
          8,814   KENNAMETAL INCORPORATED                                                                                   464,850
          5,000   KITZ CORPORATION                                                                                           42,208
          4,571   KOMATSU LIMITED+                                                                                          334,392
         12,401   KULICKE & SOFFA INDUSTRIES INCORPORATED                                                                    97,596
         10,289   LAM RESEARCH CORPORATION+                                                                                 440,266
        336,000   LENOVO GROUP LIMITED                                                                                      140,410
          8,758   LEXMARK INTERNATIONAL INCORPORATED+                                                                       491,061
          1,397   LINDSAY MANUFACTURING COMPANY                                                                              39,842
          3,810   LOGITECH INTERNATIONAL SA                                                                                  82,338
          5,701   MAKITA CORPORATION                                                                                        166,298
          1,767   MAN AG                                                                                                    135,171
         11,971   MANITOWOC COMPANY INCORPORATED                                                                            529,118
          2,000   MELCO HOLDINGS INCORPORATED                                                                                59,287
          2,085   METSO OYJ                                                                                                  77,571
          6,652   MICROS SYSTEMS INCORPORATED                                                                               318,365
         50,000   MITSUBISHI ELECTRIC CORPORATION                                                                           412,283
          6,300   MITSUI HIGH-TEC INCORPORATED                                                                               71,428
          3,000   MIURA COMPANY LIMITED                                                                                      73,725
          8,056   MODINE MANUFACTURING COMPANY                                                                              187,624
          3,400   MORI SEIKI COMPANY LIMITED                                                                                 67,047
          4,000   NABTESCO CORPORATION                                                                                       45,147
          2,822   NATIONAL OILWELL VARCO INCORPORATED                                                                       184,277
         46,149   NEC CORPORATION+                                                                                          267,203
            897   NEOPOST SA                                                                                                104,864
         12,300   NETUREN COMPANY LIMITED+                                                                                  136,207
          6,694   NORDSON CORPORATION                                                                                       268,028
          7,000   OKAYA & COMPANY LIMITED                                                                                    95,106
         12,776   PALL CORPORATION                                                                                          347,763
         45,642   QUANTUM CORPORATION                                                                                       100,869
          3,700   RISO KAGAKU CORPORATION                                                                                    62,247
          8,000   RYOBI LIMITED                                                                                              59,423
          3,714   SANDISK CORPORATION+<<                                                                                    218,829
          5,649   SCIENTIFIC GAMES CORPORATION CLASS A                                                                      164,216
          9,295   SEAGATE TECHNOLOGY HOLDINGS+                                                                              206,814
        314,000   SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                                   102,954
          2,500   SHIMA SEIKI MFG                                                                                            60,267

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          5,137   SIEMENS AG+<<                                                                                     $       436,902
          3,121   SIMS GROUP LIMITED                                                                                         47,300
         10,176   SKF AB                                                                                                    145,335
          1,700   SMC CORPORATION                                                                                           227,207
         14,111   SMITH INTERNATIONAL INCORPORATED+                                                                         592,239
         76,765   SOLECTRON CORPORATION+                                                                                    241,042
          5,386   SPX CORPORATION+                                                                                          284,381
          5,000   STANLEY ELECTRIC COMPANY LIMITED                                                                          109,247
          8,830   STANLEY WORKS                                                                                             417,041
             75   SULZER AG+                                                                                                 60,751
         12,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                         103,650
         22,020   SYMBOL TECHNOLOGIES INCORPORATED+                                                                         264,460
          2,580   TENNANT COMPANY+                                                                                           69,815
          7,764   TEREX CORPORATION                                                                                         341,073
          3,300   THK COMPANY LIMITED                                                                                        80,114
          9,904   TORO COMPANY                                                                                              396,259
         69,000   TOSHIBA CORPORATION                                                                                       491,367
        114,000   TPV TECHNOLOGY LIMITED                                                                                    121,809
          1,000   TREND MICRO INCORPORATED                                                                                   28,792
         11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                  54,534
          5,587   ULTRATECH INCORPORATED                                                                                     81,738
         10,876   VARIAN MEDICAL SYSTEMS INCORPORATED<<                                                                     579,691
          5,230   WATSCO INCORPORATED+                                                                                      229,806
          7,854   ZEBRA TECHNOLOGIES CORPORATION+                                                                           265,779

                                                                                                                         31,046,845
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
          4,512   AON CORPORATION                                                                                           155,980
          7,170   ARTHUR J GALLAGHER & COMPANY+                                                                             192,156
          6,474   HILB ROGAL & HOBBS COMPANY                                                                                280,130
         11,475   HUMANA INCORPORATED                                                                                       699,172
          8,109   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   212,131
          4,154   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                   152,950
         23,553   UNUMPROVIDENT CORPORATION+                                                                                446,329
         11,981   WILLIS GROUP HOLDINGS LIMITED                                                                             433,952

                                                                                                                          2,572,800
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.26%
          4,768   ACE LIMITED+                                                                                              256,804
          3,879   AEGON NV+                                                                                                  69,276
          4,043   AEGON NV ADR<<                                                                                             72,289
         10,394   AETNA INCORPORATED                                                                                        387,384
         10,021   AFLAC INCORPORATED                                                                                        451,646
          6,000   AIOI INSURANCE COMPANY LIMITED                                                                             42,012
         15,523   ALLEANZA ASSICURAZIONI SPA+                                                                               188,034
         32,005   ALLIANZ AG                                                                                                545,685
         10,227   ALLSTATE CORPORATION                                                                                      592,552
          7,949   AMBAC FINANCIAL GROUP INCORPORATED                                                                        688,304
          1,925   AMERICAN FINANCIAL GROUP INCORPORATED                                                                      89,936
         30,809   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,966,230
            932   AMERICAN NATIONAL INSURANCE                                                                               107,217
          5,911   AMERUS GROUP COMPANY                                                                                      400,766
         23,208   AMP LIMITED                                                                                               160,360
         13,031   ASSICURAZIONI GENERALI SPA                                                                                490,989
          1,154   ASSURANCES GENERALES DE FRANCE                                                                            144,888
          4,153   ASSURANT INCORPORATED                                                                                     213,672

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (CONTINUED)
         17,678   AVIVA PLC                                                                                         $       248,408
         18,501   AXA SA<<                                                                                                  689,347
          8,382   AXIS CAPITAL HOLDINGS LIMITED                                                                             271,828
          7,813   BROWN & BROWN INCORPORATED                                                                                233,921
          7,352   CENTENE CORPORATION                                                                                       113,588
        318,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                              564,261
          5,536   CHUBB CORPORATION                                                                                         277,686
          1,360   CIGNA CORPORATION                                                                                         153,775
         11,734   CINCINNATI FINANCIAL CORPORATION                                                                          547,508
          5,779   CONSECO INCORPORATED                                                                                      119,625
          4,757   DELPHI FINANCIAL GROUP CLASS A                                                                            184,952
          4,464   ERIE INDEMNITY COMPANY+                                                                                   227,843
          4,688   EVEREST REINSURANCE GROUP LIMITED                                                                         440,578
         14,186   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  570,703
          7,012   FIRST AMERICAN CORPORATION                                                                                284,827
          4,258   FONDIARIA-SAI SPA                                                                                         136,651
         18,781   FRIENDS PROVIDENT PLC                                                                                      66,513
          5,330   GENWORTH FINANCIAL INCORPORATED+                                                                          183,512
          3,582   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            307,551
          7,627   HEALTH NET INCORPORATED+                                                                                  318,885
          5,257   HORACE MANN EDUCATORS CORPORATION+                                                                         96,519
         13,799   ING GROEP NV                                                                                              599,291
         44,820   INSURANCE AUSTRALIA GROUP LIMITED                                                                         183,762
          3,745   IPC HOLDINGS LIMITED                                                                                      104,673
          3,054   LINCOLN NATIONAL CORPORATION<<                                                                            185,356
          8,334   LOEWS CORPORATION                                                                                         320,692
          2,600   MANULIFE FINANCIAL CORPORATION                                                                             84,730
          6,600   MANULIFE FINANCIAL CORPORATION NEW YORK SHARES                                                            215,490
            620   MARKEL CORPORATION                                                                                        225,265
          9,905   MBIA INCORPORATED                                                                                         610,445
         21,570   MEDIOLANUM SPA                                                                                            155,305
          1,864   MERCURY GENERAL CORPORATION                                                                                93,703
          7,620   METLIFE INCORPORATED+                                                                                     419,329
          6,839   MGIC INVESTMENT CORPORATION+                                                                              395,773
         10,534   MILANO ASSICURAZIONI SPA                                                                                   76,588
          4,751   MILLEA HOLDINGS INCORPORATED                                                                              435,904
         20,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                 243,963
          5,384   MONTPELIER RE HOLDINGS LIMITED<<                                                                           97,181
          1,665   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                             250,811
          8,738   NATIONWIDE FINANCIAL SERVICES                                                                             423,007
         14,001   OHIO CASUALTY CORPORATION                                                                                 363,326
         19,904   OLD MUTUAL PLC                                                                                             62,058
         15,085   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    315,277
          4,376   PARTNERRE LIMITED                                                                                         281,377
         10,039   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION                                                             363,010
         23,424   PHOENIX COMPANIES INCORPORATED+                                                                           345,738
        118,000   PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                                  40,359
         58,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                          189,797
          5,997   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                    178,111
          6,622   PMI GROUP INCORPORATED                                                                                    286,335
          4,256   PRINCIPAL FINANCIAL GROUP INCORPORATED+                                                                   226,589
          4,014   PROASSURANCE CORPORATION                                                                                  201,904
         13,730   PROGRESSIVE CORPORATION                                                                                   337,621
         44,850   PROMINA GROUP LIMITED+                                                                                    201,348
          4,155   PROTECTIVE LIFE CORPORATION                                                                               191,255
          7,562   PRUDENTIAL FINANCIAL INCORPORATED                                                                         555,126

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (CONTINUED)
         19,204   PRUDENTIAL PLC                                                                                    $       215,551
          7,640   QBE INSURANCE GROUP LIMITED+                                                                              139,179
          6,213   RADIAN GROUP INCORPORATED+<<                                                                              372,034
          5,506   RENAISSANCERE HOLDINGS LIMITED                                                                            283,559
         29,366   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                   77,441
          9,909   SAFECO CORPORATION                                                                                        571,848
         16,860   SCOR                                                                                                       40,392
          4,100   SELECTIVE INSURANCE GROUP INCORPORATED                                                                    213,282
         13,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                        171,753
         10,485   ST PAUL TRAVELERS COMPANIES INCORPORATED+                                                                 460,292
          9,234   STANCORP FINANCIAL GROUP INCORPORATED                                                                     430,006
          1,000   SUN LIFE FINANCIAL INCORPORATED                                                                            41,183
            327   SWISS LIFE HOLDING                                                                                         79,103
          2,310   SWISS REINSURANCE+                                                                                        175,927
          3,450   T&D HOLDINGS INCORPORATED                                                                                 255,969
          6,662   TORCHMARK CORPORATION                                                                                     414,443
         25,102   UNITEDHEALTH GROUP INCORPORATED                                                                         1,304,049
          2,659   UNITRIN INCORPORATED                                                                                      116,677
         11,842   WELLPOINT INCORPORATED                                                                                    916,689
            568   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    300,472
          3,044   XL CAPITAL LIMITED CLASS A                                                                                199,808
         12,540   ZURICH FINANCIAL SERVICES AG                                                                              285,289

                                                                                                                         29,231,970
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.06%
          7,037   CORRECTIONS CORPORATION OF AMERICA                                                                        442,205
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.10%
          9,386   COACH INCORPORATED                                                                                        283,363
          4,713   GENESCO INCORPORATED<<                                                                                    129,513
          9,200   TIMBERLAND COMPANY                                                                                        261,372

                                                                                                                            674,248
                                                                                                                    ---------------

LEGAL SERVICES - 0.02%
          7,406   FTI CONSULTING INCORPORATED                                                                               165,450
                                                                                                                    ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.03%
             28   AP MOLLER-MAERSK AS                                                                                       233,237
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.03%
         16,611   CHAMPION ENTERPRISES INCORPORATED+                                                                        113,287
          5,099   LOUISIANA-PACIFIC CORPORATION                                                                              99,736

                                                                                                                            213,023
                                                                                                                    ---------------

MACHINERY - 0.04%
         86,200   CB INDUSTRIAL PRODUCT HOLDING BHD                                                                          74,936
          3,500   DAIFUKU COMPANY LIMITED                                                                                    44,035
          9,000   JAPAN STEEL WORKS                                                                                          63,861
          4,000   OKUMA CORPORATION                                                                                          39,559
          3,400   OSG CORPORATION                                                                                            54,738

                                                                                                                            277,129
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.60%
          2,200   A&D COMPANY LIMITED                                                                                        45,257
          5,807   ADVANCED MEDICAL OPTICS INCORPORATED+                                                                     279,607
          7,704   ADVANTEST CORPORATION<<                                                                                   186,052
          5,293   AFFYMETRIX INCORPORATED+<<                                                                                112,794
          2,819   AGFA-GEVAERT NV+                                                                                           66,128

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          9,063   AGILENT TECHNOLOGIES INCORPORATED+                                                                $       291,466
          3,465   ALLERGAN INCORPORATED                                                                                     396,950
         14,450   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           253,742
          2,303   ANAREN INCORPORATED+                                                                                       51,956
         15,146   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              464,225
          4,059   ARMOR HOLDINGS INCORPORATED+                                                                              214,599
          4,988   ARTHROCARE CORPORATION+                                                                                   227,503
          4,615   BAUSCH & LOMB INCORPORATED                                                                                223,412
          5,802   BECKMAN COULTER INCORPORATED                                                                              317,776
          6,982   BECTON DICKINSON & COMPANY+                                                                               486,645
          2,580   BEKAERT SA                                                                                                253,191
          3,723   BIO-RAD LABORATORIES INCORPORATED                                                                         273,305
          7,992   BIOMET INCORPORATED+                                                                                      261,418
          3,566   BIOSITE INCORPORATED                                                                                      156,904
         28,953   BOSTON SCIENTIFIC CORPORATION                                                                             504,940
          2,298   COCHLEAR LIMITED                                                                                           88,252
          1,123   COLOPLAST A S CLASS B                                                                                      85,251
          4,638   COOPER COMPANIES INCORPORATED                                                                             231,807
          2,700   COSEL COMPANY LIMITED+                                                                                     47,838
          8,894   CR BARD INCORPORATED                                                                                      668,651
          4,342   CYBERONICS INCORPORATED+                                                                                   70,688
          7,997   DANAHER CORPORATION                                                                                       530,121
         16,924   DENTSPLY INTERNATIONAL INCORPORATED                                                                       551,384
          4,372   DRS TECHNOLOGIES INCORPORATED                                                                             180,870
         22,402   EASTMAN KODAK COMPANY<<                                                                                   476,491
          7,457   ENERGY CONVERSION DEVICES INCORPORATED                                                                    261,368
          5,676   ESCO TECHNOLOGIES INCORPORATED                                                                            289,703
          3,600   ESPEC CORPORATION                                                                                          50,200
         10,649   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                                              833,071
         14,501   FLIR SYSTEMS INCORPORATED                                                                                 401,678
            267   FRESENIUS AG+                                                                                              45,898
          8,530   FUJI PHOTO FILM COMPANY LIMITED<<                                                                         311,260
         10,000   FUJIKURA LIMITED                                                                                          118,148
          6,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                          41,552
          9,316   GARMIN LIMITED+<<                                                                                         435,616
          5,748   HAEMONETICS CORPORATION+                                                                                  267,742
         20,000   HITACHI CABLE LIMITED                                                                                      95,915
          8,337   HOLOGIC INCORPORATED                                                                                      359,992
         11,300   HOYA CORPORATION                                                                                          411,014
         12,152   INPUT OUTPUT INCORPORATED+<<                                                                              121,155
          2,654   INTUITIVE SURGICAL INCORPORATED+                                                                          250,538
         18,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                      235,359
         16,142   KOPIN CORPORATION+                                                                                         60,533
          8,411   KYPHON INCORPORATED+                                                                                      304,562
          4,784   LUXOTTICA GROUP SPA+                                                                                      138,577
         26,323   MEDTRONIC INCORPORATED                                                                                  1,234,549
          7,614   MENTOR CORPORATION+                                                                                       369,584
          4,629   METTLER-TOLEDO INTERNATIONAL INCORPORATED                                                                 282,091
          4,282   MILLIPORE CORPORATION                                                                                     274,819
          1,894   MINE SAFETY APPLIANCES COMPANY                                                                             67,142
         11,324   NATIONAL INSTRUMENTS CORPORATION                                                                          314,354
          9,613   NEWPORT CORPORATION                                                                                       169,477
          4,000   NIKON CORPORATION                                                                                          72,405
          2,949   OAKLEY INCORPORATED                                                                                        48,511
          7,168   OLYMPUS CORPORATION ADR                                                                                   212,684
          8,028   ORBOTECH LIMITED+                                                                                         192,752

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                    $        43,400
         69,000   OSIM INTERNATIONAL LIMITED+                                                                                76,728
          3,500   PARIS MIKI INCORPORATED                                                                                    65,889
         27,972   PERKINELMER INCORPORATED                                                                                  515,524
          3,921   PHOTON DYNAMICS INCORPORATED+                                                                              52,659
          4,814   POLYMEDICA CORPORATION                                                                                    195,400
          5,866   RAYTHEON COMPANY+                                                                                         276,934
         14,441   RESMED INCORPORATED+                                                                                      587,460
          7,634   RESPIRONICS INCORPORATED                                                                                  281,771
          2,713   RICOH COMPANY LIMITED                                                                                     263,839
          4,351   ROCKWELL AUTOMATION INCORPORATED                                                                          245,309
          8,691   ROPER INDUSTRIES INCORPORATED                                                                             403,089
         20,000   SHIMADZU CORPORATION                                                                                      156,225
          9,268   SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                  244,026
         10,306   ST JUDE MEDICAL INCORPORATED                                                                              375,241
          7,508   STRYKER CORPORATION                                                                                       360,609
          6,600   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                       85,174
          2,100   SUZUKEN COMPANY LIMITED                                                                                    78,351
          8,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                     156,395
          7,554   TECHNE CORPORATION                                                                                        384,499
          9,493   TEKTRONIX INCORPORATED                                                                                    269,032
         16,508   TERADYNE INCORPORATED+                                                                                    231,772
          4,800   TERUMO CORPORATION+                                                                                       179,905
          1,200   TOA MEDICAL ELECTRONICS COMPANY                                                                            49,372
         10,826   TRIMBLE NAVIGATION LIMITED+                                                                               530,149
          9,000   USHIO INCORPORATED+                                                                                       202,394
          5,787   VARIAN INCORPORATED+                                                                                      270,137
          6,070   VEECO INSTRUMENTS INCORPORATED                                                                            148,472
          6,580   VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                     306,891
          4,709   VESTAS WIND SYSTEMS A S                                                                                   131,830
          5,964   VIASYS HEALTHCARE INCORPORATED+                                                                           158,165
          7,965   WATERS CORPORATION                                                                                        339,707
          3,796   WILLIAM DEMANT HOLDING                                                                                    280,671
          4,100   YAMATAKE CORPORATION                                                                                       97,964
          5,955   ZIMMER HOLDINGS INCORPORATED                                                                              404,940

                                                                                                                         24,721,395
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.10%
        281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                 44,506
         11,570   COVENTRY HEALTH CARE INCORPORATED+                                                                        627,557

                                                                                                                            672,063
                                                                                                                    ---------------

METAL MINING - 1.05%
          5,035   ACCOR SA                                                                                                  322,206
          2,613   ALCAN INCORPORATED                                                                                        117,899
          9,360   ANGLO PLATINUM LIMITED+                                                                                 1,048,216
          8,689   ANGLOGOLD ASHANTI LIMITED+                                                                                393,673
          1,500   BARRICK GOLD CORPORATION+                                                                                  50,213
          2,585   BOLIDEN AB                                                                                                 48,512
            600   CAMECO CORPORATION                                                                                         24,558
        134,300   CHIN WELL HOLDINGS BHD                                                                                     47,065
         27,623   CIA VALE DO RIO DOCE                                                                                      597,296
          9,242   CLEVELAND CLIFFS INCORPORATED+<<                                                                          337,056
         59,030   COEUR D'ALENE MINES CORPORATION                                                                           320,533
          2,814   CUMERIO                                                                                                    59,521
          1,058   FALCONBRIDGE LIMITED                                                                                       59,465

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
METAL MINING (CONTINUED)
          1,498   FREEPORT MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               $        87,199
         16,871   GOLD FIELDS LIMITED                                                                                       327,365
        103,222   GRUPO MEXICO SAB DE CV                                                                                    328,405
         25,048   HARMONY GOLD MINING COMPANY LIMITED                                                                       340,222
            300   INCO LIMITED+                                                                                              23,394
          1,710   INCO LIMITED ADR+                                                                                         133,295
         25,000   INTERNATIONAL NICKEL INDONESIA TBK                                                                         60,459
            857   IPSCO INCORPORATED+                                                                                        79,230
         12,681   KAGARA ZINC LIMITED                                                                                        50,443
         36,622   MVELAPHANDA RESOURCES LIMITED                                                                             179,938
          5,564   NEWMONT MINING CORPORATION+                                                                               285,155
         17,000   NIPPON DENKO COMPANY LIMITED                                                                               54,304
         63,897   NORTHAM PLATINUM LIMITED                                                                                  327,677
        306,000   OCEAN GRAND HOLDINGS LIMITED (a)                                                                                0
          3,400   ONOKEN COMPANY LIMITED                                                                                     44,949
          4,018   OUTOKUMPU OYJ                                                                                             102,181
          9,000   PACIFIC METALS COMPANY LIMITED                                                                             68,155
          2,534   PHELPS DODGE CORPORATION+                                                                                 226,793
        189,200   PRESS METAL BHD                                                                                            19,789
          4,319   RIO TINTO LIMITED                                                                                         240,556
          1,545   RIO TINTO PLC+                                                                                            311,240
            470   SOUTHERN COPPER CORPORATION<<                                                                              43,390
          8,294   STILLWATER MINING COMPANY+                                                                                 78,212
            300   TECK COMINCO INCORPORATED LIMITED                                                                          19,976
         89,800   TONG HERR RESOURCES BHD                                                                                    80,505
         83,084   TRANS HEX GROUP LIMITED                                                                                   123,791
         54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                      10,224
         12,386   ZINIFEX LIMITED                                                                                           112,535

                                                                                                                          7,185,595
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
        101,100   DYNASTY CERAMIC PCL                                                                                        32,014
          1,650   FLORIDA ROCK INDUSTRIES INCORPORATED                                                                       61,364
         21,227   ILUKA RESOURCES LIMITED                                                                                   118,472
          3,591   IMPALA PLATINUM HOLDINGS LIMITED                                                                          664,447
        124,000   JIANGXI COPPER COMPANY LIMITED                                                                            117,666
          6,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                      84,586
          4,286   VULCAN MATERIALS COMPANY+<<                                                                               336,922
          2,350   XSTRATA PLC                                                                                               105,508

                                                                                                                          1,520,979
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.22%
         33,253   BLUESCOPE STEEL LIMITED                                                                                   172,389
          6,619   BLYTH INCORPORATED                                                                                        142,176
         13,668   CALLAWAY GOLF COMPANY                                                                                     183,288
        597,600   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED                                                             49,177
         18,484   FKI PLC                                                                                                    34,050
         47,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED                                                                    124,189
          4,300   GLORY LIMITED                                                                                              79,850
         12,244   HASBRO INCORPORATED                                                                                       248,553
         42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                 78,953
          9,900   HITACHI MAXELL LIMITED                                                                                    124,135
      1,624,800   IDT INTERNATIONAL LIMITED                                                                                  76,255
         84,364   INDUSTRIAS CH SA                                                                                          257,585
         22,823   INDUSTRIAS PENOLES SA DE CV+                                                                              192,406
         30,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                       87,397

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
          5,582   JAKKS PACIFIC INCORPORATED                                                                        $        91,210
          2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                         45,824
         56,763   JOHNSON & JOHNSON                                                                                       3,670,296
         38,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                         120,090
          2,100   KOSE CORPORATION+                                                                                          66,366
         32,595   MATTEL INCORPORATED                                                                                       614,090
         70,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                       293,369
          7,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                     169,939
          2,131   NKT HOLDING AS                                                                                            139,995
         53,000   NOBLE GROUP LIMITED                                                                                        36,372
          2,900   SANRIO COMPANY LIMITED                                                                                     36,017
         60,000   SINGAMAS CONTAINER HOLDING                                                                                 30,782
          5,823   TRELLEBORG AB CLASS B                                                                                     113,297
         27,664   TYCO INTERNATIONAL LIMITED                                                                                723,414
          1,139   WARTSILA OYJ CLASS B+                                                                                      47,075
          3,816   WESFARMERS LIMITED+                                                                                        97,865
          9,542   YANKEE CANDLE COMPANY INCORPORATED<<                                                                      246,661

                                                                                                                          8,393,065
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.67%
         14,900   AEON COMPANY LIMITED                                                                                      375,054
          6,027   AMAZON.COM INCORPORATED+                                                                                  185,812
          3,700   ARCS COMPANY LIMITED                                                                                       45,070
         47,777   AUSTRALIAN PHARMACEUTICAL INDUSTRIES LIMITED                                                               74,779
         11,291   BARNES & NOBLE INCORPORATED+                                                                              410,541
         30,621   BLOCKBUSTER INCORPORATED<<                                                                                122,178
         16,954   BORDERS GROUP INCORPORATED+                                                                               324,330
         52,080   COLES MYER LIMITED                                                                                        556,285
         11,927   COSTCO WHOLESALE CORPORATION                                                                              558,064
          2,400   CREDIT SAISON COMPANY LIMITED+                                                                            108,148
          3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                   42,825
         17,176   CVS CORPORATION+                                                                                          576,255
          6,688   DICK'S SPORTING GOODS INCORPORATED+                                                                       276,415
         36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                     38,281
         15,274   DILLARD'S INCORPORATED+<<                                                                                 476,243
          9,773   DOLLAR TREE STORES INCORPORATED                                                                           281,267
          3,155   EXPRESS SCRIPTS INCORPORATED+                                                                             265,272
          8,800   FUJI COMPANY LIMITED EHIME                                                                                140,326
             22   GEO COMPANY LIMITED                                                                                        40,291
        102,581   GRUPO SANBORNS SA DE CV                                                                                   241,578
          4,400   HEIWADO COMPANY LIMITED                                                                                    80,770
            900   HIKARI TSUSHIN INCORPORATED                                                                                49,678
          2,100   IZUMI COMPANY LIMITED                                                                                      77,814
         10,000   KASUMI COMPANY LIMITED                                                                                     59,031
          4,000   LIFE CORPORATION                                                                                           56,391
          6,583   LONGS DRUG STORES CORPORATION                                                                             299,066
        136,000   METRO HOLDINGS LIMITED                                                                                     66,542
         10,551   MICHAELS STORES INCORPORATED+                                                                             454,221
          9,168   MSC INDUSTRIAL DIRECT COMPANY                                                                             360,852
         10,988   NATURA COSMETICOS SA                                                                                      140,528
          5,417   NUTRI SYSTEM INCORPORATED<<                                                                               269,117
         21,568   OFFICE DEPOT INCORPORATED                                                                                 794,565
          4,000   OKUWA COMPANY LIMITED                                                                                      51,552
         63,317   ORGANIZACION SORIANA SA DE CV                                                                             301,646
         13,201   PETCO ANIMAL SUPPLIES INCORPORATED                                                                        371,608
         12,390   PETSMART INCORPORATED                                                                                     310,989

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         49,183   RITE AID CORPORATION<<                                                                            $       213,454
            800   RYOHIN KEIKAKU COMPANY LIMITED                                                                             58,265
        152,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                       47,297
          3,600   SHIMACHU COMPANY LIMITED                                                                                  101,503
          4,789   STAMPS.COM INCORPORATED                                                                                    91,183
         17,802   STAPLES INCORPORATED+                                                                                     401,613
         17,000   THE SEIYU LIMITED                                                                                          32,727
          8,000   UNY COMPANY LIMITED                                                                                       113,736
          7,282   VALUEVISION MEDIA INCORPORATED+                                                                            80,393
         21,886   WALGREEN COMPANY                                                                                        1,082,482
         12,480   ZALE CORPORATION+                                                                                         333,840

                                                                                                                         11,439,877
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.05%
          2,792   ADECCO SA                                                                                                  40,791
          3,434   DUN & BRADSTREET CORPORATION                                                                              241,445
         13,042   IFIL INVESTMENTS SPA                                                                                       79,492

                                                                                                                            361,728
                                                                                                                    ---------------

MOTION PICTURES - 0.33%
          8,644   AVID TECHNOLOGY INCORPORATED+<<                                                                           344,291
          6,482   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                            137,354
          9,771   MACROVISION CORPORATION                                                                                   227,469
         29,298   NEWS CORPORATION CLASS A                                                                                  557,541
          5,932   NEWS CORPORATION CLASS B                                                                                  117,869
         53,367   TIME WARNER INCORPORATED+                                                                                 886,960

                                                                                                                          2,271,484
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.38%
          3,947   CON-WAY INCORPORATED                                                                                      188,864
          1,018   DSV AS                                                                                                    165,051
          8,172   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                 160,580
         10,926   LANDSTAR SYSTEM INCORPORATED+<<                                                                           466,540
         17,000   NIPPON EXPRESS COMPANY LIMITED                                                                             92,244
         12,246   UNITED PARCEL SERVICE INCORPORATED CLASS B+                                                               857,832
         12,475   WERNER ENTERPRISES INCORPORATED+                                                                          231,162
         11,246   YRC WORLDWIDE INCORPORATED+                                                                               413,628

                                                                                                                          2,575,901
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.88%
          1,870   ACOM COMPANY LIMITED                                                                                       83,628
          1,650   AIFUL CORPORATION                                                                                          66,059
         20,722   AMERICAN EXPRESS COMPANY                                                                                1,088,734
          9,808   AMERICREDIT CORPORATION+                                                                                  230,390
          3,823   CAPITAL ONE FINANCIAL CORPORATION                                                                         279,461
          5,673   CAPITAL SOURCE INCORPORATED                                                                               137,854
         15,079   CIT GROUP INCORPORATED                                                                                    679,460
         10,188   COUNTRYWIDE FINANCIAL CORPORATION+                                                                        344,354
         22,050   DORAL FINANCIAL CORPORATION<<                                                                             110,471
         15,707   FANNIE MAE                                                                                                826,974
          2,292   FIRST MARBLEHEAD CORPORATION THE<<                                                                        120,330
         11,422   FREDDIE MAC                                                                                               726,439
          2,700   IBJ LEASING COMPANY LIMITED                                                                                67,158
         11,142   IRISH LIFE & PERMANENT PLC                                                                                286,918
          2,711   ORIX CORPORATION ADR                                                                                      360,156
          1,750   PROMISE COMPANY LIMITED                                                                                    78,261

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
          9,913   SLM CORPORATION                                                                                   $       481,078
          3,100   TOKYO LEASING COMPANY                                                                                      37,841
            700   UFJ CENTRAL LEASING COMPANY LIMITED                                                                        32,497
          5,000   UFJ NICOS COMPANY LIMITED                                                                                  32,753

                                                                                                                          6,070,816
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.52%
          7,156   ANADARKO PETROLEUM CORPORATION                                                                            335,688
          5,393   APACHE CORPORATION                                                                                        352,055
          3,299   ATWOOD OCEANICS INCORPORATED+                                                                             141,857
         18,466   BG GROUP PLC                                                                                              241,373
         23,846   BHP BILLITON LIMITED+                                                                                   1,003,917
          4,752   BJ SERVICES COMPANY                                                                                       163,041
         18,557   BP PLC                                                                                                    210,939
          8,481   CABOT OIL & GAS CORPORATION+                                                                              433,040
          3,606   CANADIAN NATURAL RESOURCES LIMITED NEW YORK SHARES                                                        189,640
            900   CANADIAN NATURAL RESOURCES LIMITED+                                                                        47,251
          9,139   CHENIERE ENERGY INCORPORATED<<                                                                            300,673
          5,803   CHESAPEAKE ENERGY CORPORATION                                                                             183,201
        790,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                                          470,308
          8,379   DENBURY RESOURCES INCORPORATED                                                                            259,833
          6,405   DEVON ENERGY CORPORATION+                                                                                 400,248
          4,400   ENCANA CORPORATION                                                                                        230,888
          9,016   ENCORE ACQUISITION COMPANY+                                                                               243,883
          9,439   ENI SPA<<                                                                                                 577,289
         10,203   ENSCO INTERNATIONAL INCORPORATED                                                                          455,972
          4,448   EOG RESOURCES INCORPORATED                                                                                288,319
          9,500   FOREST OIL CORPORATION<<                                                                                  321,765
         16,930   GLOBAL INDUSTRIES LIMITED                                                                                 303,386
          3,626   GLOBASANTAFE CORPORATION+                                                                                 178,472
         39,055   GREY WOLF INCORPORATED                                                                                    285,492
         17,548   HALLIBURTON COMPANY                                                                                       572,416
         16,449   HANOVER COMPRESSOR COMPANY+                                                                               309,570
         12,135   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<                                                               466,712
          5,192   HELMERICH & PAYNE INCORPORATED                                                                            127,360
          4,955   HOUSTON EXPLORATION COMPANY                                                                               317,863
        174,000   MEDCO ENERGI INTERNASIONAL TBK PT+                                                                         68,858
          1,852   MOL HUNGARIAN OIL & GAS PLC+                                                                              187,635
         21,299   NABORS INDUSTRIES LIMITED+                                                                                700,311
         14,739   NEWPARK RESOURCES INCORPORATED+                                                                            81,654
          1,374   NEXEN INCORPORATED+                                                                                        80,214
            400   NEXEN INCORPORATED+                                                                                        23,302
         13,500   NIPPON MINING HOLDINGS INCORPORATED                                                                        98,897
         23,000   NIPPON OIL CORPORATION                                                                                    174,760
          9,202   NOBLE CORPORATION                                                                                         601,719
         14,153   NOBLE ENERGY INCORPORATED                                                                                 699,441
          2,950   NORSK HYDRO ASA+                                                                                           76,060
         13,262   OCCIDENTAL PETROLEUM CORPORATION                                                                          676,229
          8,496   OCEANEERING INTERNATIONAL INCORPORATED                                                                    305,601
         54,013   ORIGIN ENERGY LIMITED                                                                                     275,063
         19,860   PARKER DRILLING COMPANY+                                                                                  141,006
         11,770   PATTERSON-UTI ENERGY INCORPORATED                                                                         322,498
            900   PETRO-CANADA                                                                                               38,433
        848,000   PETROCHINA COMPANY LIMITED                                                                                956,245
         43,481   PETROLEO BRASILEIRO SA                                                                                    976,497
          5,004   PLAINS EXPLORATION & PRODUCTION COMPANY                                                                   220,226

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION (CONTINUED)
          4,473   POGO PRODUCING COMPANY                                                                            $       198,646
         10,360   PRIDE INTERNATIONAL INCORPORATED                                                                          268,635
         79,100   PTT PCL                                                                                                   496,743
         76,500   PTT EXPLORATION & PRODUCTION PCL                                                                          217,815
          3,483   QUICKSILVER RESOURCES INCORPORATED+                                                                       131,030
          8,537   RANGE RESOURCES CORPORATION+                                                                              238,865
          6,651   ROWAN COMPANIES INCORPORATED                                                                              227,464
         13,185   SANTOS LIMITED                                                                                            112,647
         20,000   SCHLUMBERGER LIMITED                                                                                    1,226,000
          3,103   SEACOR HOLDINGS INCORPORATED                                                                              270,054
         11,756   SOUTHWESTERN ENERGY COMPANY                                                                               403,819
          9,739   ST MARY LAND & EXPLORATION COMPANY                                                                        397,351
          5,275   STONE ENERGY CORPORATION+                                                                                 232,997
          1,900   TALISMAN ENERGY INCORPORATED+                                                                              33,348
         10,484   TETRA TECHNOLOGIES INCORPORATED+                                                                          291,560
         10,366   TODCO                                                                                                     383,853
         17,037   TOTAL SA ADR                                                                                            1,148,805
          5,330   TRANSOCEAN INCORPORATED+                                                                                  355,778
          7,930   UNIT CORPORATION                                                                                          417,990
          5,683   VERITAS DGC INCORPORATED                                                                                  338,536
          5,466   WEATHERFORD INTERNATIONAL LIMITED+                                                                        235,038
          4,667   WOODSIDE PETROLEUM LIMITED                                                                                150,583
          6,751   XTO ENERGY INCORPORATED                                                                                   308,993

                                                                                                                         24,203,650
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.37%
          8,092   BEMIS COMPANY INCORPORATED+                                                                               261,372
          4,616   KIMBERLY-CLARK CORPORATION                                                                                293,116
          9,658   MEADWESTVACO CORPORATION+                                                                                 246,762
          7,089   OFFICEMAX INCORPORATED                                                                                    294,406
         25,716   PACTIV CORPORATION                                                                                        687,389
          5,796   POTLATCH CORPORATION                                                                                      222,045
          8,799   SAPPI LIMITED+                                                                                            111,893
          7,730   SONOCO PRODUCTS COMPANY                                                                                   258,800
          4,329   TEMPLE-INLAND INCORPORATED+                                                                               192,727

                                                                                                                          2,568,510
                                                                                                                    ---------------

PERSONAL SERVICES - 0.26%
          8,298   CINTAS CORPORATION                                                                                        307,275
          1,879   G&K SERVICES INCORPORATED CLASS A                                                                          62,345
         23,811   H&R BLOCK INCORPORATED+                                                                                   500,745
          7,020   REGIS CORPORATION                                                                                         257,564
         62,083   SERVICE CORPORATION INTERNATIONAL U.S.                                                                    521,497
          3,038   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                              128,993

                                                                                                                          1,778,419
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.23%
          5,130   ASHLAND INCORPORATED                                                                                      323,908
         22,516   BP PLC ADR                                                                                              1,532,214
         33,166   CHEVRON CORPORATION                                                                                     2,135,890
        340,000   CNOOC LIMITED+                                                                                            297,277
         23,330   CONOCOPHILLIPS+                                                                                         1,479,822
          2,511   ELKCORP+                                                                                                   70,735
         85,455   EXXON MOBIL CORPORATION+                                                                                5,782,740
          6,889   HEADWATERS INCORPORATED                                                                                   152,385
          3,951   HESS CORPORATION+                                                                                         180,877

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
            400   IMPERIAL OIL LIMITED+                                                                             $        15,051
             14   INPEX HOLDINGS INCORPORATED                                                                               124,026
          5,613   MARATHON OIL CORPORATION                                                                                  468,686
         12,611   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         869,402
          8,277   ROYAL DUTCH SHELL PLC ADR CLASS B                                                                         592,302
          2,600   STATOIL ASA                                                                                                70,120
            700   SUNCOR ENERGY INCORPORATED                                                                                 54,243
          2,695   SUNCOR ENERGY INCORPORATED+                                                                               209,078
          5,372   TESORO CORPORATION                                                                                        347,085
         85,700   THAI OIL PCL+                                                                                             139,109
          8,051   VALERO ENERGY CORPORATION                                                                                 462,127

                                                                                                                         15,307,077
                                                                                                                    ---------------

PHARMACEUTICALS - 0.01%
         13,345   SAVIENT PHARMACEUTICALS INCORPORATED                                                                       86,476
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.03%
         65,808   GASNET AUSTRALIA GROUP                                                                                    154,753
            900   TRANSCANADA CORPORATION                                                                                    29,264

                                                                                                                            184,017
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.99%
          4,000   ACESITA SA                                                                                                 73,321
         14,000   AICHI STEEL CORPORATION                                                                                   106,376
         23,345   AK STEEL HOLDING CORPORATION+<<                                                                           294,380
            600   ALCAN INCORPORATED                                                                                         26,985
         10,465   ALCOA INCORPORATED                                                                                        299,194
          6,616   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       379,428
        142,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                     101,334
        110,000   ANGANG NEW STEEL COMPANY LIMITED                                                                           90,379
         15,347   ARCELOR BRASIL SA                                                                                         266,998
          7,168   BELDEN CDT INCORPORATED                                                                                   256,184
          4,440   CARPENTER TECHNOLOGY CORPORATION                                                                          425,530
          4,896   CHAPARRAL STEEL COMPANY+                                                                                  349,672
        336,000   CHINA ORIENTAL GROUP COMPANY LIMITED                                                                       69,125
        276,000   CHONGQING IRON & STEEL COMPANY LIMITED                                                                     56,781
          2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                          30,962
          9,655   CIA SIDERURGICA NACIONAL SA                                                                               284,606
         11,408   COMMSCOPE INCORPORATED+                                                                                   333,228
         11,287   GENERAL CABLE CORPORATION                                                                                 434,888
         21,519   GERDAU SA+                                                                                                315,257
          8,000   GODO STEEL LIMITED+                                                                                        45,726
         18,000   HITACHI METALS LIMITED                                                                                    179,088
          7,654   HUBBELL INCORPORATED CLASS B                                                                              355,911
         13,600   JFE HOLDINGS INCORPORATED+                                                                                553,754
          5,773   KUBOTA CORPORATION+                                                                                       236,808
         25,969   KUMBA RESOURCES LIMITED                                                                                   523,591
         24,000   KURIMOTO LIMITED                                                                                           64,398
          5,344   LONE STAR TECHNOLOGIES INCORPORATED                                                                       242,244
        248,000   MAANSHAN IRON & STEEL                                                                                      77,169
          1,700   MARUICHI STEEL TUBE LIMITED                                                                                39,823
          2,901   MATTHEWS INTERNATIONAL CORPORATION                                                                        103,276
          6,355   MAVERICK TUBE CORPORATION+                                                                                408,436
          5,582   METALURGICA GERDAU SA                                                                                      91,384
      2,283,900   MILLENNIUM STEEL PCL                                                                                       55,912
        128,000   MINMETALS RESOURCES LIMITED                                                                                36,702

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES (CONTINUED)
         10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                    $        54,517
          9,304   MITTAL STEEL COMPANY NV                                                                                   310,511
          1,329   MITTAL STEEL COMPANY NV+                                                                                   44,337
         41,771   MITTAL STEEL SOUTH AFRICA LIMITED                                                                         441,736
          9,690   MUELLER INDUSTRIES INCORPORATED                                                                           371,321
         14,000   NAKAYAMA STEEL WORKS LIMITED                                                                               54,023
      5,418,300   NAKORNTHAI STRIP MILL PCL                                                                                  51,905
         19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                      42,566
        121,000   NIPPON STEEL CORPORATION                                                                                  505,047
         15,000   NSK LIMITED                                                                                               119,980
          5,874   NUCOR CORPORATION                                                                                         287,062
         53,825   ONESTEEL LIMITED+                                                                                         175,066
          6,865   OREGON STEEL MILLS INCORPORATED<<                                                                         330,687
          9,460   PRECISION CASTPARTS CORPORATION                                                                           552,842
          8,922   QUANEX CORPORATION+                                                                                       306,292
          3,252   RAUTARUUKKI OYJ                                                                                            94,991
          3,677   RTI INTERNATIONAL METALS INCORPORATED                                                                     159,471
      2,402,100   SAHAVIRIYA STEEL INDUSTRIES PCL                                                                            76,704
          9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                        74,211
        121,039   SMORGON STEEL GROUP LIMITED                                                                               162,647
          9,839   STEEL DYNAMICS INCORPORATED                                                                               519,401
          2,611   TEXAS INDUSTRIES INCORPORATED<<                                                                           122,560
          7,154   THYSSENKRUPP AG                                                                                           243,615
          4,000   TOPY INDUSTRIES LIMITED                                                                                    15,844
          9,244   UNITED STATES STEEL CORPORATION+                                                                          537,723
          4,080   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                    147,462
         21,006   WORTHINGTON INDUSTRIES                                                                                    401,425
          5,300   YAMATO KOGYO COMPANY LIMITED                                                                              120,993
         29,000   YODOGAWA STEEL WORKS LIMITED                                                                              155,381

                                                                                                                         13,689,170
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.46%
          9,432   AMERICAN GREETINGS CORPORATION CLASS A                                                                    231,273
          2,360   BANTA CORPORATION                                                                                         111,038
         14,073   BRAMBLES INDUSTRIES LIMITED                                                                               128,399
          5,781   EW SCRIPPS COMPANY CLASS A+                                                                               262,862
          1,718   GANNETT COMPANY INCORPORATED+                                                                              97,668
          3,604   JOHN WILEY & SONS INCORPORATED                                                                            124,338
          4,000   KOMORI CORPORATION                                                                                         81,946
          6,800   MCCLATCHY COMPANY CLASS A+                                                                                275,876
          3,714   MCGRAW-HILL COMPANIES INCORPORATED                                                                        207,650
          3,494   MEREDITH CORPORATION                                                                                      165,406
         15,413   NASPERS LIMITED                                                                                           265,962
          5,368   NEW YORK TIMES COMPANY CLASS A                                                                            120,887
          7,678   PRESSTEK INCORPORATED                                                                                      63,036
          1,183   RH DONNELLEY CORPORATION                                                                                   64,261
         15,529   RR DONNELLEY & SONS COMPANY+                                                                              503,450
          6,400   VIACOM INCORPORATED CLASS B+                                                                              232,320
            298   WASHINGTON POST COMPANY CLASS B                                                                           228,795

                                                                                                                          3,165,167
                                                                                                                    ---------------

PROPERTIES - 0.12%
         63,976   MACQUARIE GOODMAN GROUP                                                                                   309,681
         35,323   WESTFIELD GROUP                                                                                           492,725

                                                                                                                            802,406
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
RAILROAD TRANSPORTATION - 0.35%
            900   CANADIAN NATIONAL RAILWAY COMPANY                                                                 $        38,392
             38   CENTRAL JAPAN RAILWAY COMPANY                                                                             411,091
             73   EAST JAPAN RAILWAY COMPANY                                                                                539,129
        170,000   GUANGSHEN RAILWAY COMPANY LIMITED                                                                          69,292
         16,000   HANKYU HOLDINGS INCORPORATED                                                                               85,591
         15,122   KANSAS CITY SOUTHERN                                                                                      398,465
         27,000   KINTETSU CORPORATION                                                                                       87,167
         92,500   MTR CORPORATION LIMITED                                                                                   236,446
          4,955   UNION PACIFIC CORPORATION                                                                                 398,134
             39   WEST JAPAN RAILWAY COMPANY                                                                                166,438

                                                                                                                          2,430,145
                                                                                                                    ---------------

REAL ESTATE - 0.80%
      1,127,500   ASIAN PAC HOLDINGS BHD                                                                                     41,351
        102,100   BANDAR RAYA DEVELOPMENTS BHD                                                                               29,956
         78,802   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                         125,745
         10,564   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              242,972
         50,710   CENTRO PROPERTIES GROUP                                                                                   296,572
         46,238   CFS RETAIL PROPERTY TRUST                                                                                  67,075
         19,000   CHEUNG KONG HOLDINGS LIMITED                                                                              209,856
        114,317   COMMONWEALTH PROPERTY OFFICE FUND                                                                         123,939
          3,618   CYRELA BRAZIL REALTY SA                                                                                    62,859
          2,300   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                  119,511
        189,227   DB RREEF TRUST                                                                                            226,103
        494,133   ERAWAN GROUP PCL+                                                                                          53,910
          2,365   FOREST CITY ENTERPRISES INCORPORATED+                                                                     127,190
        273,900   GOLDEN LAND PROPERTY PCL                                                                                   46,282
         73,270   GPT GROUP                                                                                                 255,653
         30,000   HOPEWELL HOLDINGS                                                                                          85,634
        123,889   ING INDUSTRIAL FUND                                                                                       214,717
         24,574   ING OFFICE FUND                                                                                            27,674
         90,407   INVESTA PROPERTY GROUP                                                                                    163,591
          5,567   JONES LANG LASALLE INCORPORATED                                                                           463,508
          1,300   LEOPALACE21 CORPORATION                                                                                    46,067
        119,205   MACQUAIRE OFFICE TRUST                                                                                    130,148
         30,785   MACQUARIE COUNTRYWIDE TRUST                                                                                45,481
        227,541   MACQUARIE PROLOGIS TRUST                                                                                  206,736
         40,689   MIRVAC GROUP                                                                                              141,972
         18,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                         387,921
         10,000   MITSUI FUDOSAN COMPANY LIMITED                                                                            224,030
         10,927   NEW CENTURY FINANCIAL CORPORATION<<                                                                       422,984
          8,595   PHH CORPORATION+                                                                                          215,820
          2,575   REALOGY CORPORATION                                                                                        55,105
         17,491   STEWART ENTERPRISES INCORPORATED+                                                                         101,098
         34,070   STOCKLAND                                                                                                 188,330
          5,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                             147,366
          3,955   THE ST JOE COMPANY+<<                                                                                     201,547

                                                                                                                          5,498,703
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.07%
          5,998   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                 253,835
          5,868   WASHINGTON REAL ESTATE INVESTMENT TRUST+                                                                  238,358

                                                                                                                            492,193
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
RETAIL DEPARTMENT STORES - 0.08%
          3,200   EDION CORPORATION                                                                                 $        56,970
        269,700   HOME PRODUCT CENTER PCL                                                                                    59,208
          9,842   MEN'S WEARHOUSE INCORPORATED<<                                                                            348,899
         14,500   PARKSON RETAIL GROUP LIMITED                                                                               48,475
        188,400   ROBINSON DEPARTMENT STORE PCL                                                                              56,650

                                                                                                                            570,202
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.38%
          4,833   A SCHULMAN INCORPORATED                                                                                   114,010
         21,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                          93,019
          7,323   BRIDGESTONE CORPORATION                                                                                   312,188
          2,647   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                   179,734
          1,264   CONTINENTAL AG                                                                                            135,217
         15,867   COOPER TIRE & RUBBER COMPANY+                                                                             155,973
         34,842   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         473,851
         10,657   INTERTAPE POLYMER GROUP INCORPORATED+                                                                      73,214
          9,588   JARDEN CORPORATION<<                                                                                      281,120
          5,115   SEALED AIR CORPORATION+                                                                                   265,315
         10,639   TUPPERWARE BRANDS CORPORATION                                                                             191,608
        340,000   YANZHOU COAL MINING COMPANY LIMITED                                                                       240,008
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                            68,487

                                                                                                                          2,583,744
                                                                                                                    ---------------

SCHOOLS - 0.01%
          8,471   ABC LEARNING+                                                                                              41,975
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.82%
          5,335   AG EDWARDS INCORPORATED+                                                                                  281,795
          4,333   ALLCO FINANCE GROUP LIMITED                                                                                37,714
          4,726   AMVESCAP PLC ADR                                                                                           98,679
          2,103   BEAR STEARNS COMPANIES INCORPORATED+                                                                      274,126
          1,211   BLACKROCK INCORPORATED NEW YORK SHARES                                                                    157,612
         18,090   CHARLES SCHWAB CORPORATION+                                                                               295,048
            564   CHICAGO MERCANTILE EXCHANGE+                                                                              248,160
          9,953   CREDIT SUISSE GROUP+                                                                                      556,373
         28,779   E*TRADE FINANCIAL CORPORATION                                                                             678,897
          7,692   EATON VANCE CORPORATION+                                                                                  204,530
          7,584   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  253,912
          3,440   FRANKLIN RESOURCES INCORPORATED                                                                           338,530
         11,116   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+<<                                                     91,707
          4,943   GOLDMAN SACHS GROUP INCORPORATED+                                                                         734,777
        139,056   GRUPO FINANCIERO BANORTE SA DE CV                                                                         406,989
        263,990   GRUPO FINANCIERO INBURSA SA                                                                               422,125
         18,000   GUOCO GROUP LIMITED                                                                                       219,988
          7,744   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 357,850
          5,928   JEFFERIES GROUP INCORPORATED                                                                              147,726
         86,600   KIM ENG SECURITIES THAILAND PCL+                                                                           46,319
          4,103   KINNEVIK INVESTMENT AB                                                                                     47,135
         20,517   KNIGHT CAPITAL GROUP INCORPORATED+                                                                        358,227
         11,667   LABRANCHE & COMPANY INCORPORATED+<<                                                                        96,836
          6,073   LAZARD LIMITED+                                                                                           228,648
          2,173   LEGG MASON INCORPORATED                                                                                   198,308
          8,277   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     528,155
         12,742   MERRILL LYNCH & COMPANY INCORPORATED                                                                      936,919
          3,000   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                  40,249
         13,852   MORGAN STANLEY                                                                                            911,323

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
          6,895   NASDAQ STOCK MARKET INCORPORATED                                                                  $       196,576
         30,500   NOMURA HOLDINGS INCORPORATED                                                                              587,125
          4,063   SEI INVESTMENTS COMPANY                                                                                   207,376
         30,000   SUMITOMO CORPORATION                                                                                      405,554
          2,695   SWS GROUP INCORPORATED                                                                                     66,297
         16,958   T ROWE PRICE GROUP INCORPORATED+                                                                          747,169
        411,900   TA ENTERPRISES BHD                                                                                         76,651
          5,425   TD AMERITRADE HOLDING CORPORATION                                                                          95,046
         14,620   UBS AG+                                                                                                   827,301
          3,979   WADDELL & REED FINANCIAL INCORPORATED                                                                      92,392

                                                                                                                         12,500,144
                                                                                                                    ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.05%
          5,852   ASML HOLDING NV                                                                                           127,904
          5,427   CABOT MICROELECTRONICS CORPORATION+                                                                       170,625
          2,718   TUNDRA SEMICONDUCTOR                                                                                       32,290

                                                                                                                            330,819
                                                                                                                    ---------------

SOCIAL SERVICES - 0.05%
          8,824   ABB LIMITED ADR                                                                                           117,712
         39,128   TRANSURBAN GROUP                                                                                          208,821

                                                                                                                            326,533
                                                                                                                    ---------------

STEEL PRODUCERS, PRODUCTS - 0.06%
      3,236,500   G STEEL PCL                                                                                                86,984
        191,700   MELEWAR INDUSTRIAL GROUP BHD+                                                                              51,557
        279,700   ORNASTEEL HOLDINGS BHD                                                                                     63,827
          1,009   SALZGITTER AG                                                                                              90,397
      3,799,300   THAINOX STAINLESS PCL+                                                                                    116,264

                                                                                                                            409,029
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.61%
        290,966   CEMEX SAB DE CV                                                                                           838,267
          4,000   CHOFU SEISAKUSHO COMPANY LIMITED+                                                                          88,079
          5,200   CLEANUP CORPORATION                                                                                        42,080
          2,243   COMPAGNIE DE SAINT-GOBAIN                                                                                 166,526
        112,130   CONSOL LIMITED                                                                                            239,335
         26,976   CORNING INCORPORATED                                                                                      599,946
         14,598   CRH PLC                                                                                                   506,268
          7,742   EAGLE MATERIALS INCORPORATED+                                                                             277,551
         51,317   GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                                      184,428
          1,174   HANSON PLC                                                                                                 73,962
         69,100   KIAN JOO CAN FACTORY BHD                                                                                   45,241
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                        6,133
         17,279   OWENS-ILLINOIS INCORPORATED                                                                               261,950
         17,662   REXAM PLC                                                                                                 182,606
         44,300   SIAM CEMENT PCL                                                                                           256,982
          3,500   TOYO SEIKAN KAISHA LIMITED                                                                                 71,255
        105,500   UNITED TRACTORS TBK PT                                                                                     66,684
          4,366   USG CORPORATION+                                                                                          222,666
        331,800   VANACHAI GROUP PCL                                                                                         38,848

                                                                                                                          4,168,807
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TELECOMMUNICATIONS - 0.03%
          3,084   FIRST QUANTUM MINERALS LIMITED+                                                                   $       185,348
         23,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                        40,575

                                                                                                                            225,923
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.16%
          6,131   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  214,095
         11,176   INTERFACE INCORPORATED+                                                                                   142,047
          5,046   MOHAWK INDUSTRIES INCORPORATED<<                                                                          357,660
         13,000   TORAY INDUSTRIES INCORPORATED                                                                             103,650
         11,875   WOLVERINE WORLD WIDE INCORPORATED                                                                         299,606

                                                                                                                          1,117,058
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.67%
         28,249   ALTRIA GROUP INCORPORATED                                                                               2,359,639
         13,015   BRITISH AMERICAN TOBACCO PLC                                                                              356,847
          6,305   IMPERIAL TOBACCO GROUP PLC                                                                                217,290
             44   JAPAN TOBACCO INCORPORATED                                                                                167,537
          5,682   LOEWS CORPORATION CAROLINA GROUP                                                                          325,351
          1,712   REYNOLDS AMERICAN INCORPORATED                                                                            111,400
        625,000   TELEKOMUNIKASI INDONESIA TBK PT                                                                           542,761
          9,464   UST INCORPORATED<<                                                                                        500,267

                                                                                                                          4,581,092
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.38%
         18,555   AIRTRAN HOLDINGS INCORPORATED+                                                                            212,455
         32,900   ALITALIA SPA+                                                                                              40,148
         27,779   BAE SYSTEMS PLC                                                                                           195,966
          6,732   BRITISH AIRWAYS PLC+                                                                                       52,650
         17,589   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                441,308
          5,335   EGL INCORPORATED+                                                                                         163,091
          4,953   FEDEX CORPORATION                                                                                         500,402
          2,399   GOL LINHAS AEREAS INTELIGENTES SA+                                                                         83,394
          4,825   JAPAN AIRLINES CORPORATION+                                                                                45,870
         13,415   JETBLUE AIRWAYS CORPORATION<<                                                                             137,370
        110,700   MALAYSIAN AIRLINE SYSTEM BHD                                                                               90,822
         32,372   QANTAS AIRWAYS LIMITED+                                                                                    85,023
         15,926   RYANAIR HOLDINGS PLC                                                                                      153,027
          2,122   TAM SA+                                                                                                    65,323
         76,300   THAI AIRWAYS INTERNATIONAL COMPANY LIMITED                                                                 89,335
          4,845   TUI AG                                                                                                     94,597
          3,473   US AIRWAYS GROUP INCORPORATED+                                                                            146,734

                                                                                                                          2,597,515
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.89%
        123,000   AAPICO HITECH PCL                                                                                          43,858
          5,900   AISIN SEIKI COMPANY LIMITED+                                                                              178,917
         10,567   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                    176,363
         15,578   ARVIN INDUSTRIES INCORPORATED                                                                             231,333
         10,201   BOEING COMPANY                                                                                            764,055
          8,000   BOSCH CORPORATION                                                                                          40,888
          7,541   BRUNSWICK CORPORATION+                                                                                    216,427
          7,000   CALSONIC KANSEI CORPORATION                                                                                41,561
         13,619   CLARCOR INCORPORATED                                                                                      407,889
         25,053   COATES HIRE LIMITED                                                                                       112,472
          4,991   DAIMLERCHRYSLER AG+                                                                                       263,441
         12,700   DENSO CORPORATION                                                                                         442,463

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
         19,979   GENUINE PARTS COMPANY                                                                             $       825,732
            115   GEORG FISCHER AG+                                                                                          54,143
         29,170   GUD HOLDINGS LIMITED                                                                                      157,458
          5,283   HARLEY-DAVIDSON INCORPORATED                                                                              309,108
          3,869   HARSCO CORPORATION                                                                                        307,818
         16,000   HINO MOTORS LIMITED                                                                                        86,137
         22,000   HONDA MOTOR COMPANY LIMITED                                                                               747,732
          7,025   HONDA MOTOR COMPANY LIMITED ADR                                                                           238,007
          9,943   HONEYWELL INTERNATIONAL INCORPORATED                                                                      384,993
         17,384   ITT CORPORATION                                                                                           850,947
          5,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                70,190
          4,862   JOHNSON CONTROLS INCORPORATED                                                                             349,724
          8,500   JTEKT CORPORATION                                                                                         169,428
          2,100   KEIHIN CORPORATION                                                                                         44,452
          4,000   KOITO MANUFACTURING COMPANY LIMITED                                                                        52,404
         16,084   LEAR CORPORATION                                                                                          327,149
          5,980   LOCKHEED MARTIN CORPORATION                                                                               493,948
          1,062   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                   76,411
         41,132   MARCOPOLO SA                                                                                               78,657
         24,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                          73,393
          6,680   NAVISTAR INTERNATIONAL CORPORATION+                                                                       153,239
          5,000   NGK SPARK PLUG COMPANY LIMITED                                                                            101,793
          6,000   NHK SPRING COMPANY LIMITED                                                                                 66,749
         10,000   NISSAN DIESEL MOTOR COMPANY LIMITED                                                                        40,632
          6,000   NISSAN SHATAI COMPANY LIMITED                                                                              33,528
          3,300   NOK CORPORATION                                                                                            86,579
          4,197   NORTHROP GRUMMAN CORPORATION+                                                                             280,402
          6,838   OSHKOSH TRUCK CORPORATION                                                                                 353,525
          7,401   POLARIS INDUSTRIES INCORPORATED+                                                                          281,978
          5,430   SCANIA AB CLASS B                                                                                         257,758
         86,000   SEMBCORP MARINE LIMITED                                                                                   189,077
         11,000   SHINMAYWA INDUSTRIES LTD.+                                                                                 53,597
          6,900   SUMITOMO RUBBER INDUSTRIES                                                                                 73,470
          7,359   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                          124,441
          1,032   TEXTRON INCORPORATED+                                                                                      86,544
         13,600   THAI STANLEY ELECTRIC PCL                                                                                  52,475
          2,400   TOYODA GOSEI COMPANY LIMITED                                                                               51,110
          5,200   TOYOTA AUTO BODY COMPANY LIMITED                                                                           90,140
          4,300   TOYOTA BOSHOKU CORPORATION                                                                                 73,257
          7,300   TOYOTA INDUSTRIES CORPORATION                                                                             304,076
          8,607   TOYOTA MOTOR CORPORATION+                                                                                 932,482
          2,740   VALEO SA                                                                                                  100,255
          6,316   VOLVO AB CLASS B                                                                                          359,082
          7,922   WABASH NATIONAL CORPORATION                                                                               109,244
          2,900   YAMAHA MOTOR COMPANY LIMITED                                                                               77,320

                                                                                                                         12,950,251
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.33%
          3,031   CANADIAN NATIONAL RAILWAY COMPANY                                                                         129,606
         10,856   CH ROBINSON WORLDWIDE INCORPORATED                                                                        497,422
        108,000   COMFORTDELGRO CORPORATION LIMITED                                                                         102,939
         14,684   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED+                                                         585,451
          6,783   SABRE HOLDINGS CORPORATION                                                                                148,683
         82,000   SBS TRANSIT LIMITED                                                                                       112,025
         35,461   SYDNEY ROADS GROUP                                                                                         28,022
         16,000   TOKYU CORPORATION                                                                                         106,444

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TRANSPORTATION SERVICES (CONTINUED)
         14,042   TOLL HOLDINGS LIMITED                                                                             $       153,204
         34,400   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  174,051
          4,323   UTI WORLDWIDE INCORPORATED                                                                                 99,645
          7,000   YAMATO HOLDINGS COMPANY LIMITED                                                                           109,000

                                                                                                                          2,246,492
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.26%
          4,833   ALEXANDER & BALDWIN INCORPORATED                                                                          211,975
          2,247   CARNIVAL PLC                                                                                               96,936
          1,287   DS TORM AS                                                                                                 67,308
          5,551   GENERAL MARITIME CORPORATION                                                                              208,496
         61,000   JAYA HOLDINGS LIMITED                                                                                      53,490
         35,200   MISC BHD                                                                                                   80,804
         14,000   MITSUI OSK LINES LIMITED                                                                                  106,734
         12,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                              74,313
         14,404   OMI CORPORATION                                                                                           324,378
         73,800   REGIONAL CONTAINER LINES PCL                                                                               39,473
         11,216   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                         409,160
        366,600   SCOMI MARINE BHD+                                                                                          95,609
         74,400   THORESEN THAI AGENCIES PCL                                                                                 47,515

                                                                                                                          1,816,191
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
         36,072   ALFA SA DE CV                                                                                             175,188
          1,000   ALFRESA HOLDINGS CORPORATION                                                                               67,294
         17,529   AMERISOURCEBERGEN CORPORATION                                                                             774,081
          8,703   CARDINAL HEALTH INCORPORATED+                                                                             586,756
         52,114   CORPORATION GEO SA DE CV                                                                                  210,119
         10,209   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                               337,203
         32,500   ESPRIT HOLDINGS LIMITED                                                                                   270,372
         63,609   FYFFES PLC                                                                                                133,648
          5,097   HAIN CELESTIAL GROUP INCORPORATED                                                                         120,034
          8,039   HENRY SCHEIN INCORPORATED                                                                                 400,905
          2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                      66,016
        172,900   IT CITY PCL                                                                                                39,107
         33,000   ITOCHU CORPORATION                                                                                        276,886
          8,000   JARDINE CYCLE & CARRIAGE LIMITED                                                                           56,934
         86,000   LI & FUNG LIMITED+                                                                                        204,571
          7,042   MCKESSON CORPORATION                                                                                      357,734
          1,552   MEDA AB                                                                                                    31,803
          6,581   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      417,038
          4,900   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                    91,201
          3,100   NIKE INCORPORATED CLASS B                                                                                 250,356
         13,462   NU SKIN ENTERPRISES INCORPORATED                                                                          233,162
          1,000   SANKYO COMPANY LIMITED                                                                                     54,091
          4,000   SATORI ELECTRIC COMPANY LIMITED                                                                            59,253
          9,457   SMURFIT-STONE CONTAINER CORPORATION                                                                       107,715
         12,000   SOJITZ CORPORATION                                                                                         42,319
         19,036   SUPERVALU INCORPORATED                                                                                    543,668
         19,248   SYSCO CORPORATION                                                                                         604,195
          6,847   TRACTOR SUPPLY COMPANY+<<                                                                                 291,545
         23,861   UNILEVER NV                                                                                               568,846
          4,086   UNITED STATIONERS INCORPORATED+                                                                           187,261
          5,651   WOLSELEY PLC                                                                                              123,199

                                                                                                                          7,682,500
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.34%
          1,800   ABC-MART INCORPORATED                                                                             $        42,319
          5,023   ADESA INCORPORATED                                                                                        110,958
          1,770   ALESCO CORPORATION LIMITED                                                                                 12,230
         11,663   ARROW ELECTRONICS INCORPORATED+                                                                           325,398
         13,584   AVNET INCORPORATED+                                                                                       265,703
          5,200   CANON MARKETING JAPAN INCORPORATED                                                                        123,361
          8,974   CYTYC CORPORATION                                                                                         214,389
        255,000   DIGITAL CHINA HOLDINGS LIMITED                                                                             88,855
          5,900   DODWELL BMS LIMITED                                                                                        37,040
          3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                           47,004
          4,800   HAKUTO COMPANY LIMITED                                                                                     68,691
         12,000   HANWA COMPANY LIMITED                                                                                      45,692
         19,733   IKON OFFICE SOLUTIONS INCORPORATED+                                                                       281,195
          2,200   IMPACT 21 COMPANY LIMITED                                                                                  40,385
          2,200   INABA DENKI SANGYO COMPANY LIMITED+                                                                        69,901
         14,876   INGRAM MICRO INCORPORATED                                                                                 267,768
         11,731   INSIGHT ENTERPRISES INCORPORATED+                                                                         211,275
          9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                            40,172
          3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                           77,039
          7,416   KAMAN CORPORATION                                                                                         132,821
          3,500   KATO SANGYO COMPANY LIMITED                                                                                50,684
          3,100   KURODA ELECTRIC COMPANY LIMITED                                                                            33,404
          3,430   KYOCERA CORPORATION+                                                                                      295,838
          1,300   MACNICA INCORPORATED                                                                                       36,211
          1,972   MARTIN MARIETTA MATERIALS INCORPORATED+                                                                   162,414
         48,532   METCASH LIMITED                                                                                           157,480
         15,778   MITSUBISHI CORPORATION                                                                                    643,039
          1,856   MITSUI & COMPANY LIMITED                                                                                  527,215
          6,000   NAGASE & COMPANY LIMITED                                                                                   74,978
          9,328   OMNICARE INCORPORATED                                                                                     422,652
         10,547   OWENS & MINOR INCORPORATED+                                                                               339,297
         12,598   PATTERSON COMPANIES INCORPORATED                                                                          388,270
          8,652   POOL CORPORATION                                                                                          329,382
          6,532   RELIANCE STEEL & ALUMINUM COMPANY+                                                                        214,054
         48,719   REPCO CORPORATION LIMITED                                                                                  44,264
          7,114   RYERSON INCORPORATED+                                                                                     150,675
          3,400   RYOSHOKU LIMITED+                                                                                          86,017
          9,300   RYOYO ELECTRO CORPORATION                                                                                 123,979
        112,988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            1,271,635
         31,881   SYCAMORE NETWORKS INCORPORATED+                                                                           117,003
          2,600   TOMEN ELECTRONICS CORPORATION                                                                              49,278
          3,700   TOYO CORPORATION                                                                                           50,523
          1,632   TRYGVESTA AS                                                                                              100,346
          2,100   VALOR COMPANY LIMITED                                                                                      39,444
         28,185   VISTEON CORPORATION<<                                                                                     241,545
          3,652   WESCO INTERNATIONAL INCORPORATED                                                                          213,642
          7,880   WW GRAINGER INCORPORATED                                                                                  526,396

                                                                                                                          9,191,861
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $583,572,718)                                                                                 649,264,334
                                                                                                                    ---------------

INVESTMENT COMPANIES - 1.46%
        219,000   ISHARES MSCI SOUTH KOREA+                                                                              10,049,910

TOTAL INVESTMENT COMPANIES (COST $9,673,298)                                                                             10,049,910
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PREFERRED STOCKS - 0.63%
          3,879   AEGON COUPONS(a)                                                                                  $             0
         19,377   BANCO BRADESCO SA                                                                                         634,994
         20,495   BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                                619,630
         40,015   COMPANHIA VALE DO RIO DOCE PREFERRED A+                                                                   751,774
      1,315,360   LOJAS AMERICANAS SA PREFERRED                                                                              58,289
         10,383   METALURGICA GERDAU SA PREFERRED                                                                           186,933
         71,147   PETROLEO BRASILEIRO SA PREFERRED+                                                                       1,437,541
         17,951   RANDON PARTICIPACOES SA+                                                                                   57,353
         12,177   TELE NORTE LESTE PARTICIPACOES SA                                                                         158,460
          7,215   USINAS SIDERURGICAS DE MINAS GERAIS SA PREFERRED CLASS A+                                                 227,017
         43,246   WEG SA PREFERRED                                                                                          186,579

TOTAL PREFERRED STOCKS (COST $3,998,042)                                                                                  4,318,570
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 3.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
        411,314   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    411,314
        452,750   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           452,750

                                                                                                                            864,064
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.78%
$        23,683   ALLIANCE & LEICESTER PLC                                               5.48%        10/25/2006             23,490
         53,275   ALLIANCE & LEICESTER PLC                                               5.49         10/25/2006             52,840
        108,972   AMERICAN GENERAL FINANCE+/-++                                          5.36         09/14/2006            108,970
        302,700   AQUIFER FUNDING LIMITED++                                              5.35         09/06/2006            302,475
         12,108   AQUINAS FUNDING LLC++                                                  5.38         12/11/2006             11,928
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.30         10/20/2006            302,696
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.30         04/25/2007            302,700
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.31         12/22/2006            302,700
        605,400   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.37         11/03/2006            605,400
        332,740   ATOMIUM FUNDING CORPORATION++                                          5.40         11/03/2006            329,625
        302,700   BANCO SANTANDER TOTTA LN+/-++                                          5.33         08/16/2007            302,700
        302,700   BANK OF AMERICA NA+/-                                                  5.36         06/19/2007            302,700
        199,782   BANK ONE NA ILLINOIS+/-                                                5.55         01/12/2007            199,862
        363,240   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.37         10/04/2006            363,240
         72,648   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.66         01/16/2007             72,707
        908,100   BHP BILLITON FINANCE (USA) LIMITED                                     5.30         09/15/2006            906,232
        139,133   BUCKINGHAM CDO LLC++                                                   5.29         09/15/2006            138,786
        435,888   BUCKINGHAM II CDO LLC                                                  5.30         09/16/2006            434,736
        302,785   BUCKINGHAM II CDO LLC                                                  5.30         09/18/2006            302,028
        302,700   BUCKINGHAM III CDO LLC                                                 5.35         10/27/2006            300,200
        363,240   CAIRN HIGH GRADE FUNDING I LLC                                         5.30         09/14/2006            362,546
        101,707   CAIRN HIGH GRADE FUNDING I LLC++                                       5.32         09/01/2006            101,707
        278,484   CAIRN HIGH GRADE FUNDING I LLC                                         5.36         09/05/2005            278,318
        551,774   CEDAR SPRINGS CAPITAL COMPANY LLC+/-++                                 5.30         09/15/2006            550,639
        605,400   CHEYNE FINANCE LLC                                                     5.32         10/13/2006            601,664
        605,400   CHEYNE FINANCE LLC                                                     5.34         10/12/2006            601,739
        302,700   CHEYNE FINANCE LLC                                                     5.47         07/16/2007            302,635
        411,672   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                          5.30         09/13/2007            411,672

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       401,380   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       5.31%        09/08/2006    $       400,967
        302,700   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.34         10/11/2006            300,914
         60,903   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.35         10/11/2006             60,543
        605,400   CULLINAN FINANCE CORPORATION+/-++                                      5.29         06/25/2007            605,300
          9,686   CULLINAN FINANCE CORPORATION++                                         5.37         10/23/2006              9,612
        302,700   CULLINAN FINANCE CORPORATION+/-++                                      5.37         11/15/2006            302,680
         39,872   CULLINAN FINANCE CORPORATION                                           5.38         09/22/2006             39,747
         47,802   CULLINAN FINANCE CORPORATION++                                         5.41         09/13/2006             47,716
        409,819   DEER VALLEY FUNDING LLC                                                5.32         09/25/2006            408,371
         12,108   EDISON ASSET SECURITIZATION LLC                                        5.46         12/11/2006             11,925
      2,704,780   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,705,183)          5.36         09/01/2006          2,704,780
        278,484   FIVE FINANCE INCORPORATED                                              5.31         09/15/2006            277,910
        177,661   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.36         11/15/2006            175,699
         15,135   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.48         11/06/2006             14,984
         15,135   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.51         11/27/2006             14,936
         26,638   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.53         10/27/2006             26,411
        173,750   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.59         03/30/2007            173,913
        252,755   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.66         10/27/2006            252,841
         36,324   GRAMPIAN FUNDING LIMITED++                                             5.25         10/02/2006             36,160
         24,216   HARRIER FINANCE FUNDING LLC+/-++                                       5.42         05/15/2007             24,220
         42,378   HBOS TREASURY SERVICES PLC+/-++                                        5.58         01/12/2007             42,396
        968,640   HOME DEPOT                                                             5.29         09/01/2006            968,640
        169,815   HSBC BANK USA+/-                                                       5.34         12/14/2006            169,841
        423,780   IBM CORPORATION+/-                                                     5.49         06/28/2007            424,004
         30,500   ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.35         10/10/2006             30,324
        787,020   ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40         09/18/2007            787,020
        302,700   INTESA BANK IRELAND PLC+/-++                                           5.32         08/24/2007            302,700
        147,718   K2 (USA) LLC                                                           5.37         11/10/2006            146,192
        181,620   KAUPTHING BANK+/-++                                                    5.39         03/20/2007            181,620
        111,878   KLIO FUNDING CORPORATION+/-                                            5.41         11/03/2006            110,829
         23,998   KLIO III FUNDING CORPORATION+/-                                        5.24         09/01/2006             23,998
        211,466   KLIO III FUNDING CORPORATION                                           5.43         10/20/2006            209,915
         24,216   LIBERTY STREET FUNDING CORPORATION                                     5.36         11/15/2006             23,949
         24,216   LINKS FINANCE LLC+/-++                                                 5.29         09/12/2006             24,216
         72,648   LIQUID FUNDING LIMITED+/-++                                            5.32         02/20/2007             72,648
        181,620   LIQUID FUNDING LIMITED+/-                                              5.37         12/01/2006            181,620
        121,080   LIQUID FUNDING LIMITED++                                               5.39         12/07/2006            119,348
        181,620   LIQUID FUNDING LIMITED                                                 5.52         12/28/2006            178,393
        121,080   MBIA INSURANCE CORPORATION+/-++                                        5.32         02/20/2007            121,089
        608,427   MERRILL LYNCH & COMPANY+/-                                             5.66         10/27/2006            608,603
        363,240   MORGAN STANLEY+/-                                                      5.38         10/10/2006            363,240
         56,000   MORGAN STANLEY+/-                                                      5.39         09/14/2007             56,000
         68,410   MORGAN STANLEY+/-                                                      5.50         11/09/2006             68,423
         72,285   MORGAN STANLEY+/-                                                      5.55         11/24/2006             72,316
        302,700   MORGAN STANLEY+/-                                                      5.61         07/27/2007            303,182
        203,717   MORGAN STANLEY+/-                                                      5.64         01/12/2007            203,868
         66,594   NATIONWIDE BUILDING SOCIETY+/-++                                       5.42         12/11/2006             66,622

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       216,915   NATIONWIDE BUILDING SOCIETY+/-++                                       5.61%        07/20/2007    $       217,235
        512,447   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30         09/01/2006            512,447
        189,672   NORTH SEA FUNDING LLC                                                  5.35         11/09/2006            187,745
         12,968   NORTH SEA FUNDING LLC                                                  5.44         10/23/2006             12,867
        605,400   NORTHERN ROCK PLC+/-++                                                 5.41         09/05/2007            605,400
        181,620   PARAGON MORTGAGES PLC+/-++                                             5.31         11/15/2038            181,620
          4,286   PERRY GLOBAL FUNDING LIMITED SERIES A                                  5.45         09/21/2006              4,273
         48,977   RACERS TRUST 2004-6-MM+/-++                                            5.35         02/22/2007             48,977
      1,331,880   SHEFFIELD RECEIVABLES CORPORATION                                      5.28         09/01/2006          1,331,880
        242,160   SLM CORPORATION+/-++                                                   5.33         09/12/2007            242,160
        205,836   STANFIELD VICTORIA FUNDING LLC                                         5.42         11/27/2006            203,175
        140,005   TANGO FINANCE CORPORATION+/-++                                         5.36         10/25/2006            140,005
         69,996   TRAVELERS INSURANCE COMPANY+/-                                         5.40         02/09/2007             69,996
        302,700   UNICREDITO ITALIANO BANK IRELAND+/-++                                  5.34         08/15/2007            302,700
        302,700   UNICREDITO ITALIANO BANK IRELAND+/-++                                  5.38         09/07/2007            302,700
        399,564   UNITEDHEALTH GROUP INCORPORATED                                        5.44         10/31/2006            395,975
         60,540   VERSAILLES CDS LLC+/-                                                  5.37         09/05/2006             60,504
        211,866   WHISTLEJACKET CAPITAL LIMITED                                          5.34         10/16/2006            210,462
        303,996   WHISTLEJACKET CAPITAL LIMITED                                          5.36         09/08/2006            303,677
         31,602   WHISTLEJACKET CAPITAL LIMITED                                          5.38         09/11/2006             31,555

                                                                                                                         25,992,913
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $26,856,977)                                                             26,856,977
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.81%
MUTUAL FUNDS - 2.81%
     19,303,945   WELLS FARGO MONEY MARKET TRUST~+++                                                                     19,303,945
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,303,945)                                                                          19,303,945
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $643,404,980)*                                      103.33%                                                   $   709,793,736

OTHER ASSETS AND LIABILITIES, NET                          (3.33)                                                       (22,851,238)
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $   686,942,498
                                                          ======                                                    ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,142,861.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $6,441,200. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.18% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 36.68%
$     1,000,000   AMSTEL FUNDING CORPORATION^++                                          5.41%        10/18/2006    $       992,943
      1,000,000   AMSTERDAM FUNDING CORPORATION^++                                       5.38         09/14/2006            998,057
      1,100,000   AQUIFER FUNDING LLC^++                                                 5.36         09/06/2006          1,099,181
      1,000,000   ATLANTIC ASSET SECURITY CORPORATION^++                                 5.39         09/25/2006            996,407
      1,000,000   ATLAS CAPITAL FUNDING CORPORATION^++                                   5.29         10/10/2006            994,269
      1,398,000   ATOMIUM FUNDING LLC^++                                                 5.29         09/11/2006          1,395,946
      1,000,000   BASF AG^++                                                             5.37         09/11/2006            998,508
        600,000   BUCKINGHAM CDO III LLC^++                                              5.31         11/27/2006            592,308
      1,100,000   CAIRN HIGH GRADE FUNDING I LLC^++                                      5.37         09/01/2006          1,100,000
      1,000,000   CANCARA ASSET SECURITY LIMITED^++                                      5.28         11/22/2006            987,973
      1,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                       5.30         11/14/2006            989,106
      1,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                       5.39         10/17/2006            993,113
      1,000,000   CIESCO LLC^++                                                          5.28         10/25/2006            992,080
      1,000,000   CRC FUNDING LLC^++                                                     5.36         09/12/2006            998,362
      1,000,000   DEER VALLEY FUNDING LLC^++                                             5.28         09/15/2006            997,947
      1,000,000   DEER VALLEY FUNDING LLC^++                                             5.29         10/24/2006            992,212
      1,000,000   FCAR OWNER TRUST II^                                                   5.28         12/04/2006            986,213
      1,000,000   FIVE FINANCE INCORPORATED^++                                           5.40         10/18/2006            992,950
      1,000,000   FORD CREDIT AUTO RECEIVABLES OWNER TRUST II^                           5.27         09/21/2006            997,072
      1,023,000   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION^++                      5.40         10/24/2006          1,014,867
      1,000,000   GALAXY FUNDING INCORPORATED^++                                         5.38         11/01/2006            990,884
      1,100,000   GRAMPIAN FUNDING LLC^++                                                5.27         11/16/2006          1,087,762
      1,000,000   KESTREL FUNDING US LLC^++                                              5.30         11/13/2006            989,253
        500,000   KESTREL FUNDING US LLC^++                                              5.38         09/25/2006            498,207
        500,000   KESTREL FUNDING US LLC^++                                              5.39         10/30/2006            495,583
      1,000,000   KLIO III FUNDING CORPORATION^++                                        5.41         10/16/2006            993,238
      1,000,000   LEGACY CAPITAL LLC^++                                                  5.40         10/12/2006            993,850
      1,100,000   LEXINGTON PARKER CAPITAL CORPORATION^++                                5.38         10/05/2006          1,094,411
      1,100,000   LIBERTY STREET FUNDING COMPANY^++                                      5.36         09/01/2006          1,100,000
        500,000   LIQUID FUNDING LIMITED++                                               5.32         09/25/2006            500,000
      1,100,000   LIQUID FUNDING LIMITED^++                                              5.33         09/08/2006          1,098,860
      1,000,000   NEWPORT FUNDING CORPORATION^++                                         5.40         10/26/2006            991,750
      1,100,000   NIEUW AMSTERDAM RECOVERY^++                                            5.26         09/18/2006          1,097,268
      1,000,000   NORTH SEA FUNDING LLC^++                                               5.37         09/15/2006            997,912
      1,500,000   PICAROS FUNDING LLC^++                                                 5.28         11/03/2006          1,486,140
      1,000,000   STADSHYPOTEK DELAWARE^++                                               5.28         11/27/2006            987,240
      1,000,000   STANFIELD VICTORIA FUNDING^++                                          5.40         10/23/2006            992,200
      1,000,000   THAMES ASSET GLOBAL SECURITIZATION^++                                  5.37         09/07/2006            999,105
      1,000,000   THUNDER BAY FUNDING LLC^++                                             5.27         09/20/2006            997,219
      1,000,000   TIERRA ALTA FUNDING^++                                                 5.28         09/28/2006            996,040
      1,100,000   VERSAILLES CDS LLC^++                                                  5.34         09/05/2006          1,099,347
      1,000,000   VERSAILLES CDS LLC^++                                                  5.37         09/19/2006            997,315
      1,000,000   WHISTLEJACKET CAPITAL LIMITED^++                                       5.29         11/20/2006            988,244

TOTAL COMMERCIAL PAPER (COST $42,581,342)                                                                                42,581,342
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS - 5.17%
$     1,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.32%        09/14/2007    $     1,000,000
      1,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                       5.34         09/14/2007          1,000,000
      1,000,000   INTESA BANK IRELAND PLC+/-++                                           5.32         09/25/2007          1,000,000
      1,000,000   IRISH LIFE & PERMANENT+/-++                                            5.33         09/21/2007            999,966
      1,000,000   MERRILL LYNCH & COMPANY+/-                                             5.31         09/24/2007          1,000,000
      1,000,000   NORDEA BANK AB+/-++                                                    5.34         09/11/2007            999,984

TOTAL EXTENDABLE BONDS (COST $5,999,950)                                                                                  5,999,950
                                                                                                                    ---------------

MEDIUM TERM NOTES - 15.97%
      1,000,000   ALLSTATE LIFE GLOBAL FUNDING II+/-++                                   5.58         04/02/2007          1,000,567
      1,233,000   AMERICAN EXPRESS CREDIT FLOATING RATE NOTE+/-                          5.42         12/15/2006          1,233,313
        250,000   AMERICAN HONDA FINANCE+/-++                                            5.54         07/23/2007            249,929
      1,200,000   ASIF GLOBAL FINANCING+/-++                                             5.51         05/03/2007          1,200,333
      1,700,000   BANK OF AMERICA SECURITIES+/-++                                        5.38         09/09/2034          1,700,000
      2,200,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.43         09/09/2049          2,200,000
      1,000,000   CHEYNE FINANCE LLC+/-++                                                5.47         07/16/2007            999,786
      1,000,000   HARRIER FINANCE FUNDING LLC+/-++                                       5.28         05/25/2007            999,842
      1,000,000   JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++                5.57         04/20/2007          1,000,743
        500,000   LEHMAN BROTHERS HOLDINGS+/-                                            5.39         07/19/2007            500,413
      1,000,000   LIBERTY LIGHT US CAPITAL+/-++                                          5.47         07/10/2007            999,832
      1,000,000   MERRILL LYNCH & COMPANY+/-                                             5.53         02/27/2007          1,000,704
      1,100,000   MORGAN STANLEY+/-                                                      5.64         01/12/2007          1,100,611
      1,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                       5.62         07/20/2007          1,001,193
      1,350,000   NORTHERN ROCK PLC+/-++                                                 5.55         10/20/2006          1,350,027
        500,000   PARAGON MORTGAGES PLC+/-++                                             5.31         11/15/2038            500,000
      1,500,000   SEDNA FINANCE INCORPORATED+/-++                                        5.47         04/11/2007          1,499,941

TOTAL MEDIUM TERM NOTES (COST $18,537,234)                                                                               18,537,234
                                                                                                                    ---------------
PROMISSORY NOTES - 3.10%
     3,600,000   CITIGROUP GLOBAL+/-++                                                   5.38         09/09/2049          3,600,000

TOTAL PROMISSORY NOTES (COST $3,600,000)                                                                                  3,600,000
                                                                                                                    ---------------
TIME DEPOSITS - 14.65%
      3,000,000   DEUTSCHE BANK CAYMAN                                                   5.26         09/07/2006          3,000,000
      3,000,000   DEXIA BANK GRAND CAYMAN                                                5.27         09/05/2006          3,000,000
      3,000,000   KBC BANK NV BRUSSELS                                                   5.30         09/01/2006          3,000,000
      2,000,000   NATEXIS BANQUES POPULAIR                                               5.26         09/05/2006          2,000,000
      2,000,000   RABOBANK LONDON                                                        5.26         09/01/2006          2,000,000
      1,000,000   SOCIETE GENERALE (CANADA)                                              5.27         09/07/2006          1,000,000
      3,000,000   UBS AG CAYMAN ISLANDS                                                  5.28         09/01/2006          3,000,000

TOTAL TIME DEPOSITS (COST $17,000,000)                                                                                   17,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 0.86%
      1,000,000   SKANDINAVIA ENSKILDA BANK OF NEW YORK                                  5.28         09/13/2006            999,946

TOTAL CERTIFICATES OF DEPOSIT (COST $999,946)                                                                               999,946
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 24.27%
$    11,168,677   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $11,170,315)                                           5.28%        09/01/2006    $    11,168,677
      4,000,000   BARCLAYS BANK - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $4,000,587)                                            5.28         09/01/2006          4,000,000
      3,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $3,000,443)                                            5.31         09/01/2006          3,000,000
      4,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $4,000,588)                                            5.29         09/01/2006          4,000,000
      3,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $3,000,442)                                            5.30         09/01/2006          3,000,000
      1,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $1,000,147)                                            5.30         09/01/2006          1,000,000
      2,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $2,000,294)                                            5.29         09/01/2006          2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $28,168,677)                                                                           28,168,677
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,887,149)*                               100.70%                                                          $   116,887,149

OTHER ASSETS AND LIABILITIES, NET                   (0.70)                                                                 (807,641)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   116,079,508
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          DIVERSIFIED FIXED   DIVERSIFIED STOCK   MONEY MARKET
                                                                           INCOME PORTFOLIO           PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .....................................   $     406,967,424   $     661,680,420   $ 88,718,472
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................          60,726,853          26,856,977              0
   INVESTMENTS IN AFFILIATES ..........................................          27,462,211          21,256,339              0
   REPURCHASE AGREEMENTS ..............................................                   0                   0     28,168,677
                                                                          -----------------   -----------------   ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ....................         495,156,488         709,793,736    116,887,149
                                                                          -----------------   -----------------   ------------
   CASH ...............................................................                   0           1,064,700         50,000
   FOREIGN CURRENCY, AT VALUE .........................................             529,160           1,172,063              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...................                   0             873,983              0
   RECEIVABLE FOR INVESTMENTS SOLD ....................................           6,563,479              17,232              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .............................           4,293,032           1,131,098        148,538
                                                                          -----------------   -----------------   ------------
TOTAL ASSETS ..........................................................         506,542,159         714,052,812    117,085,687
                                                                          -----------------   -----------------   ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ..................................          56,495,905                   0        986,213
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............             110,931             240,621         11,859
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................          60,726,853          26,856,977              0
   ACCRUED EXPENSES AND OTHER LIABILITIES .............................              14,744              12,716          8,107
                                                                          -----------------   -----------------   ------------
TOTAL LIABILITIES .....................................................         117,348,433          27,110,314      1,006,179
                                                                          -----------------   -----------------   ------------
TOTAL NET ASSETS ......................................................   $     389,193,726   $     686,942,498   $116,079,508
                                                                          =================   =================   ============
INVESTMENTS AT COST ...................................................   $     487,599,959   $     643,404,980   $116,887,149
                                                                          =================   =================   ============
FOREIGN CURRENCIES AT COST ............................................   $         528,988   $       1,173,008   $          0
                                                                          =================   =================   ============
SECURITIES ON LOAN, AT MARKET VALUE ...................................   $      56,528,169   $      31,962,688   $          0
                                                                          =================   =================   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE PERIOD ENDED AUGUST 31, 2006
(UNAUDITED)                              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          DIVERSIFIED FIXED   DIVERSIFIED STOCK   MONEY MARKET
                                                                           INCOME PORTFOLIO           PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $           3,371   $       2,274,097   $          0
   INTEREST ...........................................................           2,996,238                 133      1,160,568
   INCOME FROM AFFILIATED SECURITIES ..................................             263,714             158,233              0
                                                                          -----------------   -----------------   ------------
TOTAL INVESTMENT INCOME ...............................................           3,263,323           2,432,463      1,160,568
                                                                          -----------------   -----------------   ------------
EXPENSES
   ADVISORY FEES ......................................................             200,706             439,545         20,615
   CUSTODY FEES .......................................................              26,761              87,909          4,123
   ACCOUNTING FEES ....................................................               6,425               6,425          3,671
   PROFESSIONAL FEES ..................................................               6,240               6,240          4,405
   SHAREHOLDER REPORTS ................................................                 918                 918            918
   TRUSTEES' FEES .....................................................               1,579               1,579          1,579
   OTHER FEES AND EXPENSES ............................................               8,057               5,323          1,842
                                                                          -----------------   -----------------   ------------
TOTAL EXPENSES ........................................................             250,686             547,939         37,153
                                                                          -----------------   -----------------   ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................             (19,961)            (36,245)             0
   NET EXPENSES .......................................................             230,725             511,694         37,153
                                                                          -----------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS) ..........................................           3,032,598           1,920,769      1,123,415
                                                                          -----------------   -----------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         (10,127,082)         92,974,725            155
   AFFILIATED SECURITIES ..............................................                   0               3,800              0
   FUTURES TRANSACTIONS ...............................................                   0             184,864              0
                                                                          -----------------   -----------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................         (10,127,082)         93,163,389            155
                                                                          -----------------   -----------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....           7,566,965          66,551,048              0
   FUTURES TRANSACTIONS ...............................................                   0             366,019              0
                                                                          -----------------   -----------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...           7,566,965          66,917,067              0
                                                                          -----------------   -----------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................          (2,560,117)        160,080,456            155
                                                                          -----------------   -----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $         472,481   $     162,001,225   $  1,123,570
                                                                          =================   =================   ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................   $           3,371   $          49,107   $          0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            DIVERSIFIED FIXED       DIVERSIFIED STOCK         MONEY MARKET
                                                          INCOME  PORTFOLIO(1)         PORTFOLIO(1)           PORTFOLIO(1)
                                                         ---------------------   ---------------------   ---------------------
                                                                FOR THE PERIOD          FOR THE PERIOD          FOR THE PERIOD
                                                         ENDED AUGUST 31, 2006   ENDED AUGUST 31, 2006   ENDED AUGUST 31, 2006
                                                                   (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................   $           3,032,598   $           1,920,769   $           1,123,415
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........             (10,127,082)             93,163,389                     155
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ..................               7,566,965              66,917,067                       0
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................                 472,481             162,001,225               1,123,570
                                                         ---------------------   ---------------------   ---------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .....................................             451,107,336             671,838,317             136,397,765
   WITHDRAWALS .......................................             (62,386,091)           (146,897,044)            (21,441,827)
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS. .......................             388,721,245             524,941,273             114,955,938
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS ................             389,193,726             686,942,498             116,079,508
                                                         ---------------------   ---------------------   ---------------------
ENDING NET ASSETS ....................................   $         389,193,726   $         686,942,498   $         116,079,508
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........              37,666,995              65,741,782             114,953,949
                                                         ---------------------   ---------------------   ---------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................   $           3,032,598   $           1,920,769   $           1,123,415
                                                         ---------------------   ---------------------   ---------------------

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 --------------------------------------------------                PORTFOLIO
                                                 NET INVESTMENT        GROSS     EXPENSES        NET       TOTAL    TURNOVER
                                                  INCOME (LOSS)     EXPENSES       WAIVED   EXPENSES   RETURN(2)     RATE(4)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.83%        0.37%      (0.03)%      0.34%       3.30%        121%

DIVERSIFIED STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.28%        0.44%      (0.03)%      0.41%       3.98%         55%

MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.96%        0.17%       0.00%       0.17%       1.00%        N/A

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                              (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 22 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

                                                    WELLS FARGO ADVANTAGE MASTER
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                             PORTFOLIOS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2006, the following Fund(s) held futures contracts:

                                                                               Notional     Net Unrealized
                                                                               Contract      Appreciation
Portfolio                      Contracts        Type        Expiration Date     Amount      (Depreciation)
----------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO      27 Long       DJIA Index    September 2006   $2,010,150          $ 17,550
                                 95 Long    S&P 500 Index    September 2006    6,085,486           115,639
                                351 Long    SGXMSCI Index    September 2006    9,494,550           164,970
                                 29 Long   Resource Index    September 2006    2,025,070            67,860
----------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at August 31, 2006 are shown on the Statements of Assets and Liabilities.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                              (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                   Advisory Fee                                                  Subadvisory
                                                      (% of                                                       Fee (% of
                                Average Daily      Average Daily                              Average Daily     Average Daily
Portfolio                         Net Assets        Net Assets)          Subadviser             Net Assets       Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED              First $1 billion        0.300        SSgA Funds Management    First $1 billion       0.100
INCOME PORTFOLIO                Next $4 billion        0.275                                  Over $1 billion       0.080
                                Over $5 billion        0.250
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    First $1 billion        0.350        SSgA Funds Management    First $1 billion       0.100
                                Next $4 billion        0.325                                  Over $1 billion       0.080
                                Over $5 billion        0.300
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO         All asset levels        0.100           Wells Capital         First $1 billion       0.050
                                                                   Management Incorporated    Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                                                 % of Average
Portfolio                                                      Daily Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                    0.04
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                           0.07
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                                0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended August 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended August 31, 2006, were as follows:

Portfolio                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO               $496,717,253      $432,774,597
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                       364,780,965       488,803,326

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                             WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee,                Chair of Finance, Wake Forest       None
64                         since 1987              University, since 2006. Benson-
                                                   Pruitt Professorship, Wake
                                                   Forest University, Calloway
                                                   School of Business and
                                                   Accountancy, since 1999.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee,                Chairman, CEO, and Co-              None
63                         since 1998              Founder of Crystal Geyser
                           (Chairman,              Water Company, and President
                           since 2001)             of Crystal Geyser Roxane Water
                                                   Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee,                Retired. Prior thereto, President   None
73                         since 1987              of Richard M. Leach Associates
                                                   (a financial consulting firm).
----------------------------------------------------------------------------------------------------------
Olivia S. Mitchell         Trustee,                Professor of Insurance and Risk     None
53                         since 2006              Management, Wharton School,
                                                   University of Pennsylvania.
                                                   Director of the Boettner Center
                                                   on Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                 Senior Counselor to the public      None
54                        since 1996               relations firm of Himle-Horner,
                                                   and Senior Fellow at the
                                                   Humphrey Institute,
                                                   Minneapolis, Minnesota
                                                   (a public policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                 Principal of the law firm of        None
66                        since 1996               Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                 Private Investor/Real Estate        None
62                        since 1987               Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
----------------------------------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since         Executive Vice President of         None
47                        2003                     Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior
                                                   Vice President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003.
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since         Vice President and Managing         None
46                        2000                     Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since         Vice President of Wells Fargo       None
32                        2006                     Bank, N.A. and Vice President
                                                   of Financial Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Group
                                                   Finance Officer of Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   from 2004 to 2006. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   in 2004. Vice President of
                                                   Portfolio Research and Analysis
                                                   for Wells Fargo Bank, N.A.
                                                   Auto Finance Group from 2001
                                                   to 2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of      None
44                        Officer, since 2004      Wells Fargo Funds
                                                   Management, LLC since 2004
                                                   and Compliance Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 1999 to 2002. Compliance
                                                   Manager of Wells Fargo
                                                   Investments from 1997 to 1999.
                                                   In 2002, Ms. Peters left Wells
                                                   Fargo Funds Management, LLC
                                                   to pursue personal goals.

----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2020 FUND, TARGET 2030
FUND, TARGET 2040 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND MONEY MARKET PORTFOLIO (PRIOR TO JUNE 26, 2006, THE TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2020 FUND, TARGET 2030 FUND AND TARGET 2040 FUND WERE NAMED THE OUTLOOK TODAY FUND, OUTLOOK 2010 FUND, OUTLOOK 2020 FUND, OUTLOOK 2030 FUND AND OUTLOOK 2040 FUND, RESPECTIVELY.)
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust (together, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements and approve the terms of any new investment advisory and subadvisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund and Target 2040 Fund (the "Target Funds"); (ii) an investment subadvisory agreement with Barclays Global Fund Advisors ("Barclays") for the period through June 26, 2006, or upon completion of the conversion of the Target Funds from stand-alone funds to funds of funds (as described below). Also, during this period, the Boards reviewed and approved: (i) the investment advisory agreement with Funds Management with a reduced fee level for the Target Funds reflecting the post-conversion structure;
(ii) an investment subadvisory agreement with Global Index Advisors, Inc. ("GIA") for the Target Funds; (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (the "Master Portfolios"); (iv) an investment subadvisory agreement with SSgA Funds Management, Inc. ("SSgA FM") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and
(v) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Money Market Portfolio. The investment advisory agreements with Funds Management and the investment subadvisory agreements with Barclays, GIA, SSgA FM and Wells Capital Management (the "Subadvisers") are collectively referred to as the "Advisory Agreements." The Target Funds and Master Portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on March 31, 2006, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation and approval of the Advisory Agreements described above. Prior to the March 31, 2006, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      As of March 31, 2006, each Target Fund was a stand-alone fund advised by Funds Management and subadvised by Barclays. At the March 31, 2006, meeting, the Funds Trust Board approved converting each Target Fund from a stand-alone fund to a fund-of-funds (a fund that invests substantially all of its assets in master portfolios and other registered investment companies) (the "Conversion"). Effective June 26, 2006, the Conversion occurred having received the requisite shareholder approval and accordingly, each Target Fund seeks to achieve its investment objective by investing substantially all of its assets in other investment companies, which in turn invest directly in securities. In addition, effective June 26, 2006, the Master Portfolios commenced operations at the time of the Conversion.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers (and that is anticipated to be provided by GIA, SSgA FM and Wells Capital Management) under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to (or that would be devoted to) the Funds by, investment personnel of Funds Management and the Subadvisers. In this regard, the Boards specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible, and proposed to be primarily responsible, for the day-to-day management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Boards considered information

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

regarding each of Funds Management's and the Subadvisers' compensation programs for personnel involved in the management of the Target Funds (or that would be involved in the management of the Master Portfolios). In addition, while the Board of Funds Trust noted GIA's recent investment adviser registration with the Securities and Exchange Commission, it also considered its prior operating history and its level of expertise to provide investment subadvisory services to the Target Funds.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Target Funds (and those anticipated to be provided to the Master Portfolios) by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Subadvisers other than GIA, which is new to the complex, about various topics, including Funds Management's oversight of service providers, such as the Subadvisers.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided, or anticipated to be provided, to the Funds by Funds Management and the Subadvisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Funds Trust Board considered the performance results for each of the Target Funds over various time periods ended December 31, 2005. The Funds Trust Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Target Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Target Fund's benchmark index. Lipper is an independent provider of investment company data. The Funds Trust Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Funds Trust Board noted that the performance of each Target Fund, except for the Target 2040 Fund, was below the median performance of its Peer Group for most time periods. The Funds Trust Board noted that the performance of the Target 2040 Fund was better than the median performance of its Peer Group for most periods. The Funds Trust Board further noted that it had received frequent reports regarding the performance of the Target Funds and that the Conversion and subadviser change from Barclays to GIA and SSgA FM is primarily intended to address performance issues with the Target Funds.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds were equal to, lower than, or not appreciably higher than, the Funds' Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approvals and re-approvals described above.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to the Subadvisers for investment subadvisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates"). The Funds Trust Board noted that, in connection with the Conversion of the Target Funds and subject to shareholder approval, the investment advisory fee that each Target Fund pays to Funds Management would be reduced as a result of a shift of some of Funds Management's advisory responsibilities away from the stand-alone Target Fund level to the underlying master portfolio level under the new fund-of-funds structure. The Funds Trust Board also noted, however, that after the Conversion the Target Fund shareholders would bear indirectly the advisory fees paid to Funds Management by the underlying Master Portfolios for managing their direct investment in securities. The Funds Trust Board further noted that, subject to shareholder approval, GIA would replace Barclays as subadviser to the Target Funds at a reduced subadvisory fee rate that reflected the shift of some of the subadvisory responsibilities from the stand-alone Target Fund level to the underlying master portfolio level.

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Target Fund's Peer Group. The Boards noted that the current and proposed Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Target Fund's respective Peer Group. In

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Subadvisory Agreement Rates and concluded that the current and proposed Subadvisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the current Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management) of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board of Wells Fargo Master Trust did not consider a separate profitability analysis of Wells Capital Management as its separate profitability from its relationship with the Money Market Portfolio was not a material factor in determining whether to approve the agreement. The Boards did not consider profitability information with respect to Barclays, GIA and SSgA FM, which are not affiliated with Funds Management. The Boards considered that the subadvisory fees paid to these subadvisers had been negotiated by Funds Management on an arm's length basis and that these subadvisers' separate profitability from their relationships with the Target Funds, Diversified Fixed Income Portfolio and Diversified Stock Portfolio was not a material factor in determining whether to renew the agreement with Barclays or approve the initial agreements with GIA and SSgA FM.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Target Funds, whether the Target Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Subadvisers to other clients, including other registered investment companies, collective investment funds and separate accounts. The Boards concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates, as are currently in effect and as are proposed to be revised, were within a reasonable range of the fee rates offered to others by Funds Management and the Subadvisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUBADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Subadvisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Subadvisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are, or will be, made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Subadvisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Target Funds, including the principal channels through which the Target Funds' shares/interests are offered and sold. The Boards noted that the Target Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Subadvisers, as applicable, annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and Barclays at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards have conferred with the portfolio managers of the Target Funds at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the initial approval and the approval of the continuation of the Advisory Agreements, as applicable, for each of the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the Advisory Agreements as discussed above.

LIST OF ABBREVIATIONS          WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   -- Association of Bay Area Governments
ADR    -- American Depository Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ARM    -- Adjustable Rate Mortgages
BART   -- Bay Area Rapid Transit
BHD    -- Berhad
CDA    -- Community Development Authority
CDSC   -- Contingent Deferred Sales Charge
CGIC   -- Capital Guaranty Insurance Company
CGY    -- Capital Guaranty Corporation
CMT    -- Constant Maturity Treasury
COFI   -- Cost of Funds Index
COP    -- Certificate of Participation
CP     -- Commercial Paper
CTF    -- Common Trust Fund
DW&P   -- Department of Water & Power
DWR    -- Department of Water Resources
EDFA   -- Education Finance Authority
FFCB   -- Federal Farm Credit Bank
FGIC   -- Financial Guaranty Insurance Corporation
FHA    -- Federal Housing Authority
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRN    -- Floating Rate Notes
FSA    -- Financial Security Assurance Incorporated
GDR    -- Global Depository Receipt
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HFFA   -- Health Facilities Financing Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
LIBOR  -- London Interbank Offered Rate
LLC    -- Limited Liability Corporation
LOC    -- Letter of Credit
LP     -- Limited Partnership
MBIA   -- Municipal Bond Insurance Association
MFHR   -- Multi-Family Housing Revenue
MUD    -- Municipal Utility District
MTN    -- Medium Term Note
PCFA   -- Pollution Control Finance Authority
PCL    -- Public Company Limited
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PLC    -- Private Placement
PSFG   -- Public School Fund Guaranty
RDA    -- Redevelopment Authority
RDFA   -- Redevelopment Finance Authority
REITS  -- Real Estate Investment Trusts
R&D    -- Research & Development
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
SLMA   -- Student Loan Marketing Association
STEERS -- Structured Enhanced Return Trust
TBA    -- To Be Announced
TRAN   -- Tax Revenue Anticipation Notes
USD    -- Unified School District
V/R    -- Variable Rate
WEBS   -- World Equity Benchmark Shares
XLCA   -- XL Capital Assurance

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===========================================================================

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
=================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Wells Fargo Master Trust

                                    By:  /s/ Karla M. Rabusch
                                         Karla M. Rabusch
                                         President

                                    By:  /s/ A. Erdem Cimen
                                         A. Erdem Cimen
                                         Treasurer

                                    Date: October 17, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market
Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 17, 2006


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 17, 2006


/s/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: October 17, 2006


                                       /s/ Karla M. Rabusch
                                       Karla M. Rabusch
                                       President
                                       Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: October 17, 2006

                                       /s/ A. Erdem Cimen
                                       A. Erdem Cimen
                                       Treasurer
                                       Wells Fargo Master Trust